--------------------------------------------------------------------------------
PROSPECTUS

October 1, 1998
                    GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS
                                 SERVICE SHARES

GOLDMAN SACHS CORE INTERNATIONAL    GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
EQUITY FUND                           Seeks long-term capital appreciation
 Seeks long term growth of cap-       through investments in equity securities
 ital through a broadly diver-        of companies with public stock market
 sified portfolio of equity se-       capitalizations of $1 billion or less at
 curities of large cap compa-         the time of investment that are orga-
 nies that are organized out-         nized outside the U.S. or whose securi-
 side the U.S. or whose securi-       ties are principally traded outside the
 ties are principally traded          U.S.
 outside the U.S.
                                    GOLDMAN SACHS EMERGING MARKETS
GOLDMAN SACHS INTERNATIONAL         EQUITY FUND
EQUITY FUND                           Seeks long-term capital appreciation
 Seeks long-term capital appre-       through investments in equity securities
 ciation through investments in       of emerging country issuers.
 equity securities of companies
 that are organized outside the     GOLDMAN SACHS ASIA GROWTH FUND
 U.S. or whose securities are         Seeks long-term capital appreciation
 principally traded outside the       through investments in equity securities
 U.S.                                 of companies related (in the manner de-
                                      scribed herein) to Asian countries.

GOLDMAN SACHS EUROPEAN EQUITY
FUND
 Seeks long-term capital appre-
 ciation through investments in
 equity securities of European
 companies.

GOLDMAN SACHS JAPANESE EQUITY
FUND
 Seeks long-term capital appre-
 ciation through investments in
 equity securities of Japanese
 companies.

                                 -------------

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to each other Fund. GSAM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated October 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Service Organizations (as defined herein), or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

SERVICE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                        (continued on next page)

(cover continued)

  A FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS QUOTED IN U.S. DOLLARS, INCLUDING RISKS RELATING TO CHANGES IN RELATIVE CURRENCY EXCHANGE RATES OR (AS IN THE CASE OF THE EXPECTED INTRODUCTION OF THE EURO) THE CREATION OF NEW CURRENCIES. THE SECURITIES MARKETS OF ASIAN, LATIN AMERICAN, EASTERN EUROPEAN, AFRICAN AND OTHER EMERGING COUNTRIES IN WHICH THE CORE INTERNATIONAL EQUITY FUND CAN INVEST A PORTION OF ITS ASSETS AND THE EUROPEAN EQUITY, INTERNATIONAL SMALL CAP, INTERNATIONAL EQUITY, EMERGING MARKETS AND ASIA GROWTH FUNDS MAY INVEST WITHOUT LIMIT, ARE LESS LIQUID, ARE ESPECIALLY SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. FURTHER, INVESTMENT IN EQUITY SECURITIES OF ISSUERS LOCATED IN RUSSIA AND CERTAIN OTHER EMERGING COUNTRIES INVOLVES RISK OF LOSS RESULTING FROM PROBLEMS IN SHARE REGISTRATION AND CUSTODY AND SUBSTANTIAL ECONOMIC AND POLITICAL DISRUPTIONS, WHICH RISKS ARE NOT NORMALLY ASSOCIATED WITH INVESTMENT IN MORE DEVELOPED COUNTRIES. FUNDS THAT INVEST IN FOREIGN SECURITIES AND EMERGING MARKETS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THESE INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. THE EUROPEAN EQUITY, JAPANESE EQUITY AND ASIA GROWTH FUNDS WILL BE PARTICULARLY SUBJECT TO EVENTS AFFECTING THE MARKETS IN WHICH THESE FUNDS CONCENTRATE THEIR INVESTMENTS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    6
Financial Highlights...............    8
Investment Objectives and Policies.   12
Description of Securities..........   17
Investment Techniques..............   21
Risk Factors.......................   25
Investment Restrictions............   28
Portfolio Turnover.................   29
Management.........................   29
Expenses...........................   35
Net Asset Value....................   36

                               PAGE
                               ----
Performance Information.......  36
Shares of the Trust...........  37
Taxation......................  37
Additional Information........  39
Additional Services...........  40
Reports to Shareholders.......  40
Dividends.....................  41
Purchase of Service Shares....  41
Exchange Privilege............  43
Redemption of Service Shares..  43
Appendix A.................... A-1
Appendix B.................... B-1

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares ("Shares") in several investment funds (commonly known as mutual funds (the "Funds")). Each Fund pools the monies of investors by selling its Shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. Each Fund is a "diversified open-end management company" as defined in the Investment Company Act of 1940, as amended (the "Act"). For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

--------------------------------------------------------------------------------

                   INVESTMENT
 FUND NAME         OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
--------------  ----------------  ---------------------------------------  ----------------
 CORE           Long-term growth  At least 90% of total assets in equity   EAFE Index
 INTERNATIONAL  of capital.       securities of companies organized        (unhedged)
 EQUITY FUND                      outside the United States or whose
                                  securities are principally traded
                                  outside the United States. The Fund
                                  seeks broad representation of large cap
                                  issuers across major countries and
                                  sectors of the international economy.
                                  The Fund's investments are selected
                                  using both a variety of quantitative
                                  techniques and fundamental research in
                                  seeking to maximize the Fund's expected
                                  return, while maintaining risk, style,
                                  capitalization and industry
                                  characteristics similar to the unhedged
                                  Morgan Stanley Capital International
                                  (MSCI) Europe, Australasia and Far East
                                  Index (the "EAFE Index"). The Fund may
                                  employ certain currency management
                                  techniques.
-------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term         Substantially all, and at least 65%, of  FT/S&P Actuaries
 EQUITY FUND    capital           total assets in equity securities        Europe & Pacific
                appreciation.     of companies organized outside           Index (unhedged)
                                  the United States or whose securities
                                  are principally traded outside the
                                  United States. The Fund may employ
                                  currency management techniques.
-------------------------------------------------------------------------------------------
 EUROPEAN       Long-term         Substantially all, and at least 65%, of  FT/S&P Actuaries
 EQUITY FUND    capital           total assets in equity securities of     Europe Index
                appreciation.     European companies. The Fund may employ  (unhedged)
                                  currency management techniques.
-------------------------------------------------------------------------------------------
 JAPANESE       Long-term         Substantially all, and at least 65%, of  Tokyo Price
 EQUITY FUND    capital           total assets in equity securities of     Index ("TOPIX")
                appreciation.     Japanese companies. The Fund may employ
                                  currency management techniques.
-------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 SMALL CAP      capital           total assets in equity securities of     Capital
 FUND           appreciation.     companies with public stock market       International
                                  capitalizations of $1 billion or less    EAFE Small Cap
                                  at the time of investment that are       Index
                                  organized outside the United States or
                                  whose securities are principally traded
                                  outside the United States. The Fund may
                                  employ currency management techniques.


                                                                     (continued)

--------------------------------------------------------------------------------

                INVESTMENT
 FUND NAME      OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
------------ ----------------  ---------------------------------------  ----------------
 EMERGING    Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 MARKETS     capital           its total assets in equity securities    Capital
 EQUITY FUND appreciation.     of emerging country issuers. The Fund    International
                               may employ certain currency management   Emerging Markets
                               techniques.                              Free Index
----------------------------------------------------------------------------------------
 ASIA GROWTH Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 FUND        capital           total assets in equity securities        Capital
             appreciation.     of companies in China, Hong              International
                               Kong, India, Indonesia, Malaysia,        All Country Asia
                               Pakistan, the Philippines, Singapore,    Free ex-Japan
                               South Korea, Sri Lanka, Taiwan,          Index
                               Thailand and other Asian countries.
                               The Fund may employ certain currency
                               management techniques.


 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  Each Fund's Share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

  Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

  Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates (or, as in the case of the expected introduction of the euro next year, the creation of new currencies), political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada, Australia, New Zealand and Japan. In addition, because the Funds invest primarily outside the United States, they may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. The securities markets of Emerging Countries, including those in Asia, Latin America, Eastern Europe and Africa are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

  Risks of Investing in Japanese Markets. The Japanese Equity Fund will concentrate in Japanese securities and, therefore, will be particularly subject to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International serves as Investment Adviser to each other Fund. As of

August 21, 1998, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $168 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

  Goldman Sachs acts as distributor of each Fund's Shares (the
"Distributor").

 WHAT IS THE MINIMUM INVESTMENT?

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE SERVICE SHARES?

  Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares of a Fund are purchased at the current net asset value ("NAV") without any sales load. See "Purchase of Service Shares."

  ADDITIONAL SERVICES. The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate Service Organizations for providing account administration and shareholder liaison services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Funds, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Funds attributable to or held in the name of the Service Organization for its customers. See "Additional Services."

 HOW DO I SELL MY SERVICE SHARES?

  You may redeem Service Shares upon request on any Business Day, as defined under "Additional Information," at the NAV next determined after receipt of such request in proper form. See "Redemption of Service Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


   INVESTMENT INCOME DIVIDENDS                                   CAPITAL GAINS
        DECLARED AND PAID                                        DISTRIBUTIONS
   ---------------------------                                   -------------
            Annually                                               Annually

  Recordholders of Service Shares may receive dividends and distributions in additional Service Shares of the Fund in which they have invested or may elect to receive them in cash. For further information concerning dividends and distributions, see "Dividends."

                               FEES AND EXPENSES
                               (SERVICE SHARES)

                           CORE                           INT'L  EMERGING
                          INT'L  INT'L  EUROPEAN JAPANESE SMALL  MARKETS   ASIA
                          EQUITY EQUITY  EQUITY   EQUITY   CAP    EQUITY  GROWTH
                           FUND   FUND    FUND     FUND   FUND     FUND   FUND/5/
                          ------ ------ -------- -------- -----  -------- -------
SHAREHOLDER TRANSACTION
EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases..   None   None    None     None   None     None    None
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends.............   None   None    None     None   None     None    None
 Redemption Fees........   None   None    None     None   None     None    None
 Exchange Fees..........   None   None    None     None   None     None    None
ANNUAL FUND OPERATING
 EXPENSES: (as a
 percentage of average
 daily net assets)/1/
 Management Fees........   0.85%  1.00%   1.00%    1.00%  1.20%    1.20%   1.00%
 Service Fees/2/........   0.50%  0.50%   0.50%    0.50%  0.50%    0.50%   0.50%
 Other Expenses (after
  waivers and reimburse-
  ments)/3/.............   0.16%  0.14%   0.14%    0.05%  0.20%    0.19%   0.20%
                           ----   ----    ----     ----   ----     ----    ----
TOTAL FUND OPERATING
 EXPENSES (AFTER WAIVERS
 AND REIMBURSEMENTS)/4/.   1.51%  1.64%   1.64%    1.55%  1.90%    1.89%   1.70%
                           ====   ====    ====     ====   ====     ====    ====

---------------------
/1/ The Funds' annual operating expenses have been restated to reflect fees and expenses in effect as of September 1, 1998, except for European Equity Fund which is based on estimated amounts for the current fiscal year.
/2/ Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customer accounts.
/3/The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, service fees, transfer agency fees (equal to 0.04% of the average daily net assets of each Funds' Service Shares), taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) for each Fund to the extent such expenses exceed the following percentages of average daily net assets:

                                                               OTHER
                                                              EXPENSES
                                                              --------
      CORE International Equity..............................  0.12%
      International Equity...................................  0.10%
      European Equity........................................  0.10%
      Japanese Equity........................................  0.01%
      International Small Cap................................  0.16%
      Emerging Markets Equity................................  0.15%
      Asia Growth............................................  0.16%

/4/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Service Shares of the Funds would be as set forth below:
                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      CORE International Equity..............................  0.44%     1.79%
      International Equity...................................  0.22%     1.72%
      European Equity........................................  0.69%     2.19%
      Japanese Equity........................................  2.07%     3.57%
      International Small Cap................................  3.35%     5.05%
      Emerging Markets Equity................................  0.50%     2.20%
      Asia Growth............................................  0.35%     1.85%

/5/ Service Shares had not commenced operations as of the date of this Prospectus.

EXAMPLE:                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------                                       ------ ------- ------- --------
You would pay the following expenses on a
 hypothetical $1,000 investment, assuming (1)
 a 5% annual return and (2) redemption at the
 end of each time period:
CORE International Equity.....................  $15     $48    $ 82     $180
International Equity..........................   17      52      89      194
European Equity...............................   17      52     N/A      N/A
Japanese Equity...............................   16      49     N/A      N/A
International Small Cap.......................   19      60     N/A      N/A
Emerging Markets Equity.......................   19      59     N/A      N/A
Asia Growth...................................   17      54      92      201

  The Investment Adviser and Goldman Sachs may modify or discontinue any of the limitations set forth above in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Service Shares of the Funds. Each Fund also offers Institutional Shares and Class A, Class B and Class C Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Institutional, Class A, Class B and Class C Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back of this Prospectus.

  In addition to the compensation itemized above, certain Service Organizations may receive other compensation in connection with the sale and distribution of Service Shares or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Purchase of Service Shares" in this Prospectus and the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above is based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers" and "Additional Services."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended January 31, 1998 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. During the periods shown, the Trust did not offer Shares of the European Equity, Japanese Equity and International Small Cap Funds. Accordingly, there are no financial highlights for these Funds. Investors in the European Equity Fund are referred to the historical performance information set forth in Appendix B to this Prospectus.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                      INCOME (LOSS) FROM               DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)              SHAREHOLDERS
                           ---------------------------------------- -----------------------
                                                                                 FROM NET
                                       NET REALIZED   NET REALIZED               REALIZED
                                      AND UNREALIZED AND UNREALIZED              GAIN ON
                 NET ASSET            GAIN (LOSS) ON GAIN (LOSS) ON    FROM     INVESTMENT      NET     NET ASSET
                  VALUE,      NET      INVESTMENTS      CURRENCY       NET         AND       DECREASE    VALUE,
                 BEGINNING INVESTMENT  AND FUTURES      RELATED     INVESTMENT   FUTURES      IN NET     END OF     TOTAL
                 OF PERIOD   INCOME    TRANSACTIONS   TRANSACTIONS    INCOME   TRANSACTIONS ASSET VALUE  PERIOD   RETURN(A)
                 --------- ---------- -------------- -------------- ---------- ------------ ----------- --------- ---------
                                                                                           CORE INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......  $10.00     $   --       $0.13          $(0.91)      $   --       --         $(0.78)     $9.22     (7.66)%(d)
1998--Class B
Shares(b).......   10.00      (0.02)       0.13           (0.90)          --       --          (0.79)      9.21     (7.90)(d)
1998--Class C
Shares(b).......   10.00      (0.02)       0.13           (0.89)          --       --          (0.78)      9.22     (7.80)(d)
1998--Institu-
tional
Shares(b).......   10.00       0.02        0.13           (0.89)      (0.02)       --          (0.76)      9.24     (7.45)(d)
1998--Service
Shares(b).......   10.00       0.01        0.13           (0.91)          --       --          (0.77)      9.23     (7.70)(d)
                                                                                RATIOS ASSUMING
                                                                              NO VOLUNTARY WAIVER
                                                                                   OF FEES OR
                                                                              EXPENSE LIMITATIONS
                                                                            --------------------------
                                                               RATIO OF                   RATIO OF
                                         NET      RATIO OF        NET                        NET
                                      ASSETS AT      NET      INVESTMENT     RATIO OF    INVESTMENT
                 PORTFOLIO  AVERAGE     END OF   EXPENSES TO   INCOME TO     EXPENSES   INCOME (LOSS)
                 TURNOVER  COMMISSION   PERIOD   AVERAGE NET  AVERAGE NET   TO AVERAGE   TO AVERAGE
                   RATE       RATE    IN (000'S)   ASSETS       ASSETS      NET ASSETS   NET ASSETS
                 --------- ---------- ---------- ------------ ------------- ----------- --------------
------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   25.16%    $.0069    $ 7,087      1.50%(c)     (0.27)%(c)    4.87%(c)     (3.90)%(c)
1998--Class B
Shares(b).......   25.16      .0069      2,721      2.00(c)      (0.72)(c)     5.12(c)      (3.84)(c)
1998--Class C
Shares(b).......   25.16      .0069      1,608      2.00(c)      (0.73)(c)     5.12(c)      (3.85)(c)
1998--Institu-
tional
Shares(b).......   25.16      .0069     17,719      1.00(c)       0.59(c)      4.12(c)      (2.53)(c)
1998--Service
Shares(b).......   25.16      .0069          1      1.50(c)       0.26(c)      4.62(c)      (2.86)(c)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Commenced operations on August 15, 1997.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per share amounts.

                                        INCOME FROM                              DISTRIBUTIONS TO
                                  INVESTMENT OPERATIONS(E)                         SHAREHOLDERS
                           -------------------------------------- -----------------------------------------------
                                                                                          FROM NET   IN EXCESS OF
                                                     NET REALIZED                         REALIZED   NET REALIZED
                                                         AND                              GAIN ON      GAIN ON       NET
                                                      UNREALIZED                         INVESTMENT   INVESTMENT   INCREASE
                 NET ASSET    NET      NET REALIZED  GAIN (LOSS)             IN EXCESS  AND FOREIGN  AND FOREIGN  (DECREASE)
                  VALUE,   INVESTMENT AND UNREALIZED ON CURRENCY   FROM NET    OF NET     CURRENCY     CURRENCY     IN NET
                 BEGINNING   INCOME   GAIN (LOSS) ON   RELATED    INVESTMENT INVESTMENT   RELATED      RELATED      ASSET
                 OF PERIOD   (LOSS)    INVESTMENTS   TRANSACTIONS   INCOME     INCOME   TRANSACTIONS TRANSACTIONS   VALUE
                 --------- ---------- -------------- ------------ ---------- ---------- ------------ ------------ ----------
                                                                                                INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $19.32     $0.03        $2.99         $(0.95)     $  --      $(0.30)     $(0.88)      $(0.36)     $0.53
1998--Class B
Shares..........   19.24     (0.08)        2.96          (0.94)        --       (0.25)      (0.47)       (0.76)      0.46
1998--Class C
Shares(b).......   22.60     (0.04)       (2.03)          0.65         --       (0.38)         --        (1.24)     (3.04)
1998--Institu-
tional Shares...   19.40      0.10         3.09          (0.98)     (0.07)      (0.33)      (0.97)       (0.27)      0.57
1998--Service
Shares..........   19.34      0.02         3.02          (0.96)        --       (0.35)      (0.18)       (1.05)      0.50
----------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   17.20      0.10         3.51          (1.28)        --          --       (0.21)          --       2.12
1997--Class B
Shares(b).......   18.91     (0.06)        0.94          (0.34)        --          --       (0.21)          --       0.33
1997--Institu-
tional
Shares(b).......   17.45      0.04         3.39          (1.24)     (0.03)         --       (0.21)          --       1.95
1997--Service
Shares(b).......   17.70     (0.02)        2.95          (1.08)        --          --       (0.21)          --       1.64
----------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   14.52      0.13         2.58           1.42      (0.58)         --       (0.87)          --       2.68
----------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   18.10      0.06        (3.04)         (0.01)        --          --       (0.59)          --      (3.58)
----------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   14.35      0.05         4.08          (0.38)        --          --          --           --       3.75
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......   14.18     (0.01)        0.29          (0.11)        --          --          --           --       0.17
                                                                                             RATIOS ASSUMING
                                                                                           NO VOLUNTARY WAIVER
                                                                                                OF FEES OR
                                                                                           EXPENSE LIMITATIONS
                                                                                          -----------------------
                                                            NET    RATIO OF   RATIO OF
                                                           ASSETS    NET        NET       RATIO OF    RATIO OF
                  NET                                      AT END  EXPENSES  INVESTMENT   EXPENSES       NET
                 ASSET                                       OF       TO       INCOME        TO      INVESTMENT
                 VALUE,              PORTFOLIO  AVERAGE    PERIOD  AVERAGE   (LOSS) TO    AVERAGE   INCOME (LOSS)
                 END OF   TOTAL      TURNOVER  COMMISSION   (IN      NET      AVERAGE       NET      TO AVERAGE
                 PERIOD RETURN(A)      RATE     RATE(F)    000S)    ASSETS   NET ASSETS    ASSETS    NET ASSETS
                 ------ ------------ --------- ---------- -------- --------- ------------ --------- -------------
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares.......... $19.85   11.12%       40.82%    $.0207   $697,590   1.67%     (0.27)%      1.80%       (0.40)%
1998--Class B
Shares..........  19.70   10.51        40.82      .0207     55,324   2.20      (0.90)       2.30        (1.00)
1998--Class C
Shares(b).......  19.56   (5.92)(d)    40.82      .0207      3,369   2.27(c)   (1.43)(c)    2.37(c)     (1.53)(c)
1998--Institu-
tional Shares...  19.97   11.82        40.82      .0207     56,263   1.08       0.30        1.18         0.20
1998--Service
Shares..........  19.84   11.25        40.82      .0207      3,035   1.55      (0.36)       1.65        (0.46)
----------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........  19.32   13.48        38.01      .0318    536,283   1.69      (0.07)       1.88        (0.26)
1997--Class B
Shares(b).......  19.24    2.83(d)     38.01      .0318     19,198   2.23(c)   (0.97)(c)    2.38(c)     (1.12)(c)
1997--Institu-
tional
Shares(b).......  19.40   12.53(d)     38.01      .0318     68,374   1.10(c)    0.43(c)     1.25(c)      0.28(c)
1997--Service
Shares(b).......  19.34   10.42(d)     38.01      .0318        674   1.60(c)   (0.40)(c)    1.75(c)     (0.55)(c)
----------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........  17.20   28.68        68.48         --    330,860   1.52       0.26        1.77         0.01
----------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........  14.52  (16.65)       84.54         --    275,086   1.73       0.40        1.98         0.15
----------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........  18.10   26.13        60.04         --    269,091   1.76       0.51        2.01         0.26
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......  14.35    1.23(d)      0.00         --     66,063   1.80(c)   (0.42)(c)    2.58(c)     (1.20)(c)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Class C, Institutional and Service share activity commenced on December 1, 1992, May 1, 1996, August 15, 1997, February 7, 1996 and March 6, 1996, respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per share amounts.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                                           INCOME FROM
                                     INVESTMENT OPERATIONS(E)             DISTRIBUTIONS TO SHAREHOLDERS
                            ------------------------------------------ -----------------------------------
                                                        NET REALIZED                FROM NET
                  NET ASSET             NET REALIZED   AND UNREALIZED             REALIZED GAIN IN EXCESS
                   VALUE,      NET     AND UNREALIZED LOSS ON FOREIGN   FROM NET  ON INVESTMENT   OF NET   NET DECREASE NET ASSET
                  BEGINNING INVESTMENT GAIN (LOSS) ON CURRENCY RELATED INVESTMENT  AND OPTIONS  INVESTMENT IN NET ASSET VALUE, END
                  OF PERIOD   INCOME    INVESTMENTS     TRANSACTIONS     INCOME   TRANSACTIONS    INCOME      VALUE     OF PERIOD
                  --------- ---------- -------------- ---------------- ---------- ------------- ---------- ------------ ----------
                                                                                                      EMERGING MARKETS EQUITY FUND
 ---------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31, 1998
-------------------------------------
1998 -- Class A
Shares(b).......   $10.00      $ --        $(0.11)         $(0.20)         --           --          --        $(0.31)     $9.69
1998 -- Class B
Shares(b).......    10.00        --         (0.11)          (0.20)         --           --          --         (0.31)      9.69
1998 -- Class C
Shares(b).......    10.00        --         (0.10)          (0.20)         --           --          --         (0.30)      9.70
1998 -- Institu-
tional
Shares(b).......    10.00      0.01         (0.11)          (0.20)         --           --          --         (0.30)      9.70
1998 -- Service
Shares(b).......    10.00        --         (0.11)          (0.20)         --           --          --         (0.31)      9.69
                                                                                              RATIOS ASSUMING NO
                                                                                               VOLUNTARY WAIVER
                                                                                                   OF FEES
                                                                                            OR EXPENSE LIMITATIONS
                                                                                           ---------------------------
                                                                               RATIO OF                 RATIO OF NET
                                                    NET ASSETS   RATIO OF   NET INVESTMENT  RATIO OF     INVESTMENT
                               PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS)  EXPENSES TO    LOSS TO
                    TOTAL      TURNOVER  COMMISSION   PERIOD    TO AVERAGE    TO AVERAGE   AVERAGE NET    AVERAGE
                  RETURN(A)      RATE       RATE    (IN 000S)   NET ASSETS    NET ASSETS     ASSETS      NET ASSETS
                  ------------ --------- ---------- ---------- ------------ -------------- ------------ --------------
 ---------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31, 1998
-------------------------------------
1998 -- Class A
Shares(b).......    (3.10)%(d)   3.35%    $0.0005    $17,681       1.90%(c)      0.55%(c)     5.88%(c)     (3.43)%(c)
1998 -- Class B
Shares(b).......    (3.10)(d)    3.35      0.0005         64       2.41(c)       0.05(c)      6.39(c)      (3.93)(c)
1998 -- Class C
Shares(b).......    (3.00)(d)    3.35      0.0005         73       2.48(c)      (0.27)(c)     6.46(c)      (4.25)(c)
1998 -- Institu-
tional
Shares(b).......    (3.00)(d)    3.35      0.0005     19,120       1.30(c)       0.80(c)      5.28(c)      (3.18)(c)
1998 -- Service
Shares(b).......    (3.10)(d)    3.35      0.0005          2       2.72(c)      (0.05)(c)     6.70(c)      (4.03)(c)

 ------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Class C, Institutional and Service share activity commenced on December 15, 1997.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

                                         INCOME FROM                         DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)                    SHAREHOLDERS
                           ---------------------------------------- ----------------------------------
                                                      NET REALIZED                          FROM NET      NET
                                                     AND UNREALIZED                         REALIZED    INCREASE   NET
                 NET ASSET    NET      NET REALIZED    ON FOREIGN              IN EXCESS    GAIN ON    (DECREASE) ASSET
                  VALUE,   INVESTMENT AND UNREALIZED    CURRENCY     FROM NET    OF NET    INVESTMENT    IN NET   VALUE,
                 BEGINNING   INCOME   GAIN (LOSS) ON    RELATED     INVESTMENT INVESTMENT AND FUTURES    ASSET    END OF
                 OF PERIOD   (LOSS)    INVESTMENTS    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS   VALUE    PERIOD
                 --------- ---------- -------------- -------------- ---------- ---------- ------------ ---------- ------
                                                                                                ASIA GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
------------------------------
1998--Class A
Shares..........  $16.31     $  --        $(5.78)        $(2.12)      $   --     $(0.03)     $   --      $(7.93)  $8.38
1998--Class B
Shares..........   16.24      0.01         (5.79)         (2.12)          --      (0.03)         --       (7.93)   8.31
1998--Class C
Shares(b).......   15.73      0.01         (5.43)         (1.99)          --      (0.03)         --       (7.44)   8.29
1998--Institu-
tional Shares...   16.33      0.10         (5.83)         (2.13)       (0.03)        --          --       (7.89)   8.44
------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   16.49      0.06         (0.11)            --        (0.12)        --       (0.01)      (0.18)  16.31
1997--Class B
Shares(b).......   17.31     (0.05)        (0.48)            --        (0.51)     (0.03)         --       (1.07)  16.24
1997--Institu-
tional
Shares(b).......   16.61      0.04         (0.11)            --        (0.11)     (0.06)      (0.04)      (0.28)  16.33
------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares             13.31      0.17          3.44             --        (0.12)     (0.14)      (0.17)       3.18   16.49
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   14.18      0.11         (0.89)            --         0.01         --       (0.10)      (0.87)  13.31
                                                                                     RATIOS ASSUMING
                                                                                   NO VOLUNTARY WAIVER
                                                                                        OF FEES OR
                                                                                   EXPENSE LIMITATIONS
                                                                                  -----------------------
                                                     NET   RATIO OF   RATIO OF
                                                   ASSETS    NET        NET       RATIO OF    RATIO OF
                                                   AT END  EXPENSES  INVESTMENT   EXPENSES       NET
                                                     OF       TO       INCOME        TO      INVESTMENT
                              PORTFOLIO  AVERAGE   PERIOD  AVERAGE   (LOSS) TO    AVERAGE   INCOME (LOSS)
                   TOTAL      TURNOVER  COMMISSION   (IN     NET      AVERAGE       NET      TO AVERAGE
                 RETURN(A)      RATE     RATE(F)    000S)   ASSETS   NET ASSETS    ASSETS    NET ASSETS
                 ------------ --------- ---------- ------- --------- ------------ --------- -------------
------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
------------------------------
1998--Class A
Shares..........  (48.49)%     105.16%    $.0070   $87,437   1.75%      0.31%       1.99%        0.07%
1998--Class B
Shares..........  (48.70)      105.16      .0070     3,359   2.30      (0.29)       2.50        (0.49)
1998--Class C
Shares(b).......  (47.17)(d)   105.16      .0070       436   2.35(c)   (0.26)(c)    2.55(c)     (0.46)(c)
1998--Institu-
tional Shares...  (48.19)      105.16      .0070       874   1.11       0.87        1.31         0.67
------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   (1.01)       48.40      .0151   263,014   1.67       0.20        1.87         0.00
1997--Class B
Shares(b).......   (6.02)(d)    48.40      .0151     3,354   2.21(c)   (0.56)(c)    2.37(c)     (0.72)(c)
1997--Institu-
tional
Shares(b).......   (1.09)(d)    48.40      .0151    13,322   1.10(c)    0.54(c)     1.26(c)      0.38 (c)
------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares             26.49        88.80         --   205,539   1.77       1.05        2.02         0.80
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   (5.46)(d)    36.08         --   124,298   1.90(c)    1.83(c)     2.38(c)      1.35(c)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Class C and Institutional share activity commenced on July 8, 1994, May 1, 1996, August 15, 1997 and February 2, 1996,
    respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per share amounts.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. In particular, each Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Fund's net currency positions may expose it to risks independent of its securities positions. There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Adviser may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, bonds with attached warrants, equity-related transferable securities, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques."

  Actively Managed Funds. The International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds are managed using an active international approach, which utilizes a consistent process of stock selection undertaken by portfolio management teams located within each of the major investment regions, including Europe, Japan, Asia and the United States. In selecting securities, the Investment Adviser uses a long-term, bottom-up strategy based on first-hand fundamental research that is designed to give broad exposure to the available opportunities while seeking to add return primarily through stock selection. Equity securities for these Funds are evaluated based on three key factors--the business, the management and the valuation. The Investment Adviser ordinarily seeks securities that have, in the Investment Adviser's opinion, superior earnings growth potential, sustainable franchise value with management attuned to creating shareholder value and relatively discounted valuations. In addition, the Investment Adviser uses a multi-factor risk model which seeks to assure that deviations from the benchmark are justifiable.

  Quantitative Style Fund. The CORE International Equity Fund is managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE International Equity Fund's investment process. This investment process and the proprietary multifactor models used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of foreign equity securities for the CORE International Equity Fund. As described more fully below, the Investment Adviser uses proprietary multifactor models (each a "Multifactor Model") to forecast the returns of different markets, currencies and individual securities. The Investment Adviser may rely on research from both the Goldman Sachs Global Investment Research Department (the "Research Department") and other industry sources.

  In building a diversified portfolio for the CORE International Equity Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. The Fund's portfolio is primarily composed of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the Fund's benchmark.

  Multifactor Models. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies, and individual equity securities according to fundamental investment characteristics. The CORE International Equity Fund uses multiple Multifactor Models to forecast returns. Currently, the CORE International Equity Fund uses one model to forecast equity market returns, one model to forecast currency returns and 22 separate models to forecast individual equity security returns in 22 different countries. Despite this variety, all Multifactor Models incorporate common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions, earnings stability, currency momentum and country political risk ratings). All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.

  Because they include many disparate factors, the Investment Adviser believes that all the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional quantitative models. Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Models) and a qualitative (i.e., research enhanced) method of selecting securities, the CORE International Equity Fund seeks to capitalize on the strengths of each discipline.

 CORE INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap equity securities of companies that are organized outside the United States or whose securities are primarily traded outside the United States.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund seeks broad representation of large cap issuers across major countries and sectors of the international economy. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the EAFE Index. In addition, the Fund seeks a portfolio composed of companies with attractive valuations and stronger momentum characteristics than the EAFE Index.

  The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund's assets are invested in at least three foreign countries. The Fund may invest in securities of issuers in Emerging Countries which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Fund."

  Other. The Fund may invest only in fixed-income securities that are considered to be cash equivalents.

 INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund intends to invest in companies with public stock market capitalizations that are larger than those in which the International Small Cap Fund primarily intends to invest.

  Other. Up to 35% of the Fund's total assets may be invested in fixed-income securities.

 EUROPEAN EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of European companies. Because of its focus, the Fund will be more susceptible to European economic, market, political and local risks than a fund that is more geographically diversified. "European companies" are companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the European countries; (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the European countries; (iii) they maintain 50% or more of their assets in one or more of the European countries; or (iv) they are organized under the laws of a European country. The Fund may allocate its assets among different countries as determined by the Investment Adviser, provided that the Fund's assets are invested in at least three

European countries. It is currently anticipated that a majority of the Fund's assets will be invested in the equity securities of large cap companies located in the developed countries of Western Europe. However, the Fund may also invest, without limit, in mid cap companies and small cap companies, as well as companies located in Emerging Countries in which the Emerging Markets Equity Fund may invest, including Eastern European countries and the states that formerly comprised the Soviet Union and Yugoslavia. These investments will involve additional risks as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets" and "Risks of Investing in Small Capitalization Companies."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of non-European countries and in fixed-income securities.

 JAPANESE EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of Japanese companies. Japanese companies include those organized under the laws of Japan or whose shares are traded primarily on a Japanese stock exchange as well as those whose shares are registered with the Japan Securities Dealers Association for trading primarily on Japan's over-the-counter market. The Fund's concentration in Japanese companies will expose it to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets as described under "Risk Factors--Special Risks of Investment in the Japanese Markets."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of non-Japanese companies and in fixed-income securities.

 INTERNATIONAL SMALL CAP FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment that are organized outside the U.S. or whose securities are principally traded outside the U.S. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in small cap securities of companies in the developed countries of Western Europe, Japan and Asia. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economics which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in Asian and Other Emerging Markets," which are not present in investments in more developed countries. If the market capitalization of a company held by the Fund increases above $1 billion, the Fund may, consistent with its investment objective, continue to hold the security.

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of larger cap companies with public stock market capitalizations of more than $1 billion at the time of investment and in fixed-income securities.

 EMERGING MARKETS EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of Emerging Country issuers. For purposes of the Fund's investment policies, Emerging Countries are countries with economies or securities markets that are considered by the Investment Adviser not to be fully developed. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, Emerging Countries include among others, most Latin American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund's investment focus will be in the following Emerging
Countries: Argentina, Botswana, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Kenya, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe.

  An Emerging Country issuer is any entity that satisfies at least one of the following criteria: (i) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more Emerging Countries;
(ii) it is organized under the laws of, or has a principal office in, an Emerging Country; (iii) it maintains 50% or more of its assets in one or more of the Emerging Countries; or (iv) the principal securities trading market for a class of its securities is in an Emerging Country.

  Investments in Emerging Countries involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase privately placed equity securities, equity securities of companies that are in the process of being privatized by foreign governments, securities of issuers that have not paid dividends on a timely basis, equity securities of issuers that have experienced difficulties, and securities of companies without performance records.

  Other. Under normal circumstances, the Fund maintains investments in at least six Emerging Countries, and will not invest more than 35% of its total assets in securities of issuers in any one Emerging Country. Allocation of the Fund's investments will depend upon the relative attractiveness of the Emerging Country markets and particular issuers. In addition, macro-economic factors and the portfolio managers' and Goldman Sachs economists' views of the relative attractiveness of Emerging Countries and currencies are considered in allocating the Fund's assets among Emerging Countries. Concentration of the Fund's assets in one or a few Emerging Countries and currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Transactions" and "Risk Factors." The Fund may invest in the aggregate up to 35% of its total assets in (i) fixed-income securities of private and governmental Emerging Country issuers; and (ii) equity and fixed-income securities of issuers in developed countries.

 ASIA GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria:

(i) their securities are traded principally on stock exchanges in one or more of the Asian countries; (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries; (iii) they maintain 50% or more of their assets in one or more of the Asian countries; or (iv) they are organized under the laws of one of the Asian countries. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand, as well as any other country in Asia (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Allocation of the Fund's investments will depend upon the Investment Adviser's views of the relative attractiveness of the Asian markets and particular issuers. For example, on January 31, 1998 (the end of the Fund's last fiscal year), more than 35% of the Fund's assets were invested in securities traded in Hong Kong. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Investments." The Fund may invest in the aggregate up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and in fixed-income securities.


                           DESCRIPTION OF SECURITIES


  The Funds may invest in equity and fixed income securities in accordance with the investment policies stated above. Certain of these permitted investments are described in more detail in this section.

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible securities in which the Funds invest are not subject to any minimum rating criteria. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund will invest in the securities of foreign issuers. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The expected introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro and the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities held by the Funds. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  Concentration of a Fund's assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund's assets were not geographically concentrated.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, each Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. Each Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or to sell foreign currency to seek to increase total return, the Fund will segregate cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  Each Fund may also engage in a variety of foreign currency management techniques. However, due to the limited market for these instruments with respect to the currencies of many Emerging Countries, including certain Asian countries, the Investment Advisers do not currently anticipate that a significant portion of International Equity, European Equity, International Small Cap, Emerging Markets Equity or Asia Growth Fund's currency exposure will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED-INCOME SECURITIES

  Each Fund may invest in fixed-income securities, including U.S. Government securities, corporate debt obligations, obligations issued by U.S. or foreign banks (including without limitation, time deposits, bankers' acceptances and certificates of deposit), mortgage-backed securities (including stripped mortgage-backed securities) and asset-backed securities.

  Investments in fixed-income securities may include obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  Fixed-income investments may also include investments in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.

  Each Fund (other than the CORE International Equity Fund, which only invests in debt instruments that are cash equivalents) may invest up to 35% of its total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed-income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, each Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing call and put options for hedging purposes, each Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities, foreign currencies, securities indices and other financial instruments and indices, whether domestic or foreign. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Future Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's NAV. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. The Funds may engage in futures transactions on both U.S. and foreign exchanges. Foreign exchanges may not provide the same protections as U.S. exchanges.

EQUITY SWAPS

  Each Fund may invest up to 10% of its total assets in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults. In connection with its investments in equity swaps, a Fund will either segregate cash or liquid assets or otherwise cover its obligations in a manner required by the SEC.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase or sell securities on a forward commitment basis; that is, make contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Conversely, securities sold on a forward commitment basis involve the risk that the value of the securities to be sold may increase prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so. A Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to the settlement date. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain stripped mortgage-backed securities, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options and certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities, subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. Each Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE International Equity Fund) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE International Equity Fund and Emerging Markets Equity Fund may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights;
(ii) currency swaps; (iii) other investment companies including World Equity Benchmark Shares and Standard & Poor's Depository Receipts; (iv) unseasoned companies; and (v) custodial receipts.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets. For more information, see the Additional Statement.


                                 RISK FACTORS

  RISKS OF INVESTING IN EQUITY SECURITIES. In general, the Funds are subject to the risks associated with investments in common stocks and other equity securities. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, certain foreign stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than larger market capitalization stocks. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms, less institutional investor interest and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities-- Foreign Investments." The International Equity, European Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may each invest without limit in the securities of issuers in Emerging Countries. The CORE International Equity Fund may invest up to 25% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such Countries or increase the administrative costs of such investments. For example, certain countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies" in the Additional Statement.

  Many Emerging Countries may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian, Eastern European and other Emerging Countries. Unanticipated political or social developments may affect the values of a Fund's investments. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. For example, in the past, Eastern European governments have expropriated substantial amounts of private property, and have not settled the claims of property owners. Similar expropriations could occur in the future.

  Starting in mid-1997 some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. This situation resulted in a significant drop in the securities prices of companies located in the region. Some countries have experienced government intervention, have sought assistance from the International Monetary Fund and are undergoing substantial domestic unrest. Although some countries are taking steps to restructure their financial sectors in a manner that may facilitate a return to long-term economic growth, there can be no assurance that these efforts will be successful or that their current problems will not persist. At the end of its last fiscal year, a substantial portion of the Asia Growth Fund was invested in securities traded in the Hong Kong market. In 1997, the sovereignty of Hong Kong reverted from the United Kingdom to China. Although Hong Kong is, by law, to maintain a high degree of autonomy, there can also be no assurance that the general economic position of Hong Kong will not be adversely affected as a result of the exercise of Chinese sovereignty over Hong Kong. In particular, business confidence in Hong Kong can be significantly affected by political developments and statements by public figures in China, which can in turn affect the performance of the securities markets. In addition, the reversion of Hong

Kong to China has created uncertainty as to future currency valuations relative to the U.S. dollar. Any future valuation changes could be adverse from the perspective of U.S. investors.

  Economies in individual Emerging Countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. A Fund's investment in Emerging Countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the Emerging Countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  SPECIAL RISKS OF INVESTMENTS IN THE JAPANESE MARKETS. The Japanese Equity Fund invests primarily in equity securities of Japanese companies. Accordingly, the Japanese Equity Fund's performance will be closely tied to economic and market conditions in Japan, and may be more volatile than more geographically diversified funds. Changes in regulatory, as well as tax or economic, policy in Japan could significantly affect the Japanese securities markets and, therefore, the Japanese Equity Fund's performance.

  Japan's economy, the second largest in the world, has grown substantially over the last three decades. Since 1990, however, Japan's economic growth has declined significantly, and is currently subject to deflationary pressures. In addition to this economic downturn, Japan is undergoing structural adjustments related to high wages and taxes, currency valuations and structural rigidities. Japan has also been experiencing notable uncertainty and loss of public confidence in connection with the reform of its political process and the deregulation of its economy. These conditions present risks to the Japanese Equity Fund and its ability to attain its investment objective.

  Japan's economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. A substantial rise in world oil or commodity prices, or a fall-off in Japan's manufactured exports, could be expected to adversely affect Japan's economy. In addition, Japan is vulnerable to earthquakes, volcanoes and other natural disasters. As of the date of this Prospectus, Japan's banking industry continued to suffer from non-performing loans, declining real estate values and lower valuations of securities holdings.

  The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those of U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than U.S. interest rates. These factors have contributed to lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  During the recent past the average stock market prices of Japanese companies, as measured by major indices such as the NIKKEI 225 Average, have experienced a substantial decline. It is not possible to determine whether this general decline will continue.

  RISKS OF INVESTING IN FIXED-INCOME SECURITIES. When interest rates decline, the market value of fixed- income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.

                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of the historical portfolio turnover rate of each Fund (other than the European Equity, Japanese Equity and International Small Cap Funds). It is anticipated that the annual portfolio turnover rates of the European Equity, Japanese Equity and International Small Cap Funds will generally not exceed 75%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise the Funds' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the CORE International Equity Fund. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organisation Limited in 1990 and registered as an investment adviser in 1991. As of August 21, 1998, GSAM and GSAMI, together with their affiliates, acted as investment adviser or distributor for assets in excess of $168 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and Additional Statements and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS


                                                              YEARS
                                                              PRIMARILY
           NAME AND TITLE          FUND RESPONSIBILITY        RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
           --------------          -------------------        ----------- ----------------------------
  Anna G. Antici                   Portfolio Manager--           Since      Ms. Antici joined the
   Vice President                  Emerging Markets              1998       Investment Adviser as a
                                                                            portfolio manager in
                                                                            1997. From 1974 to 1997,
                                                                            she was a Vice President
                                                                            for HSBC Asset
                                                                            Management, where she
                                                                            was a portfolio manager
                                                                            for emerging markets and
                                                                            head of the Latin
                                                                            American Department. In
                                                                            1993, she was a senior
                                                                            research analyst for
                                                                            Baring Securities.
------------------------------------------------------------------------------------------------------
  Robert A. Beckwitt               Senior Portfolio Manager--    Since      Mr. Beckwitt joined the
   Vice President and              Emerging Markets Equity       1997       Investment Adviser as a
   Co-Head Emerging Market                                                  portfolio manager in
   Equities                                                                 1996. From 1986 to 1996,
                                                                            he was Chief Investment
                                                                            Strategist-Portfolio
                                                                            Adviser to high net
                                                                            worth investors at
                                                                            Fidelity Investments.
------------------------------------------------------------------------------------------------------
  Guy P. de C. Bennett             Portfolio Manager--           Since      Mr. Bennett joined the
   Vice President                  International Equity          1997       Investment Adviser as a
                                   Senior Portfolio Manager--               portfolio manager in
                                   Japanese Equity               1998       1996 and is also co-head
                                                                            of GSAM's Japanese
                                                                            Equity Group in Tokyo.
                                                                            From 1984 to 1996, he
                                                                            was a portfolio manager
                                                                            and an Executive
                                                                            Director at CIN
                                                                            Management.
------------------------------------------------------------------------------------------------------
  Melissa Brown                    Senior Portfolio Manager--    Since      Ms. Brown joined the
   Vice President                  CORE International Equity     1998       Investment Adviser as a
                                                                            portfolio manager in
                                                                            1998. From 1984 to 1998,
                                                                            she was the director of
                                                                            Quantitative Equity
                                                                            Research and served on
                                                                            the Investment Policy
                                                                            Committee at Prudential
                                                                            Securities.
------------------------------------------------------------------------------------------------------
  Mark M. Carhart                  Senior Portfolio Manager--    Since      Mr. Carhart joined the
   Vice President                  CORE International Equity     1998       Investment Adviser as a
                                                                            member of the
                                                                            Quantitative Research
                                                                            and Risk Management team
                                                                            in 1997. From August
                                                                            1995 to September 1997,
                                                                            he was Assistant
                                                                            Professor of Finance at
                                                                            the Marshall School of
                                                                            Business at USC and a
                                                                            Senior Fellow of the
                                                                            Wharton Financial
                                                                            Institutions Center.
                                                                            From 1993 to 1995, he
                                                                            was a lecturer and
                                                                            graduate student at the
                                                                            University of Chicago
                                                                            Graduate School of
                                                                            Business.

                                                  YEARS
                                                  PRIMARILY
     NAME AND TITLE    FUND RESPONSIBILITY        RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
     --------------    -------------------        ----------- ----------------------------
  Kent A. Clark        Senior Portfolio Manager--    Since      Mr. Clark joined the
   Vice President      CORE International Equity     1997       Investment Adviser as a
                                                                portfolio manager in the
                                                                quantitative equity
                                                                management team in 1992.
                                                                Prior to joining the
                                                                Investment Adviser, Mr.
                                                                Clark was studying for a
                                                                Ph.D. in finance at the
                                                                University of Chicago.
------------------------------------------------------------------------------------------
  David Dick           Senior Portfolio Manager--    Since      Mr. Dick joined the
   Executive Director  European Equity               1998       Investment Adviser as a
                                                                senior portfolio manager
                                                                on the European Equity
                                                                team in 1998. From 1990
                                                                to 1998, he was with
                                                                Mercury Asset
                                                                Management, where he was
                                                                a portfolio manager for
                                                                european equity and was
                                                                head of Mercury's
                                                                european sector
                                                                strategy.
------------------------------------------------------------------------------------------
  Ivor H. Farman       Portfolio Manager--           Since      Mr. Farman joined the
   Executive Director  International Equity          1996       Investment Adviser as a
                       European Equity               1998       senior portfolio manager
                                                                in 1996. From 1995 to
                                                                1996, he was responsible
                                                                for originating and
                                                                marketing French equity
                                                                ideas at Exane in Paris.
                                                                Prior to 1995, he spent
                                                                five years engaged in
                                                                French equity research
                                                                and marketing at Banque
                                                                Nationale de Paris and
                                                                Schroders in London.
------------------------------------------------------------------------------------------
  Paul Greener         Portfolio Manager--           Since      Mr. Greener joined the
   Associate           CORE International Equity     1996       Investment Adviser as a
                       European Equity               1998       member of the Pan-
                                                                European Equity Team
                                                                responsible for European
                                                                general retailers,
                                                                business services and
                                                                technology sectors in
                                                                1996. From 1994 to 1996,
                                                                he was an equity analyst
                                                                at CIN Management. Prior
                                                                to 1994, he was a
                                                                student at the
                                                                University of
                                                                Birmingham.
------------------------------------------------------------------------------------------
  James P. Hordern     Portfolio Manager--           Since      Mr. Hordern joined the
   Executive Director  International Small Cap       1998       Investment Adviser as a
                                                                portfolio manager in
                                                                1997. From 1991 to 1997,
                                                                he was an Assistant
                                                                Director and portfolio
                                                                manager at Mercury Asset
                                                                Management on the
                                                                European Specialist
                                                                Team.
------------------------------------------------------------------------------------------
  Raymond J. Iwanowski Portfolio Manager--           Since      Mr. Iwanowski joined the
   Vice President      CORE International Equity     1998       Investment Adviser as an
                                                                associate and portfolio
                                                                manager in 1997. From
                                                                1993 to 1997, he was a
                                                                Vice President and head
                                                                of the Fixed Derivatives
                                                                Client Research group at
                                                                Salomon Brothers. Prior
                                                                to 1993, he was a
                                                                lecturer and graduate
                                                                student at the
                                                                University of Chicago
                                                                Graduate School of
                                                                Business.
------------------------------------------------------------------------------------------
  Robert C. Jones      Senior Portfolio Manager--    Since      Mr. Jones joined the
   Managing Director   CORE International Equity     1997       Investment Adviser as a
                                                                portfolio manager in
                                                                1989. From 1987 to 1989,
                                                                he was the senior
                                                                quantitative analyst in
                                                                the Goldman, Sachs & Co.
                                                                Investment Research
                                                                Department.
------------------------------------------------------------------------------------------
  Shigeka Kouda        Portfolio Manager--           Since      Mr. Kouda joined the
   Vice President      Japanese Equity               1998       Investment Adviser as a
                                                                portfolio manager in
                                                                1997. From 1992 to 1997,
                                                                he was at the Fixed
                                                                Income Division of
                                                                Goldman Sachs (Japan)
                                                                Limited, where he was
                                                                extensively involved in
                                                                emerging markets trading
                                                                as well as International
                                                                Fixed Income
                                                                institutional sales.

                                                     YEARS
                                                     PRIMARILY
      NAME AND TITLE      FUND RESPONSIBILITY        RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
      --------------      -------------------        ----------- ----------------------------
  Ralf Laier              Portfolio Manager--           Since      Mr. Laier joined the
   Vice President         Emerging Markets              1998       Investment Adviser as a
                                                                   portfolio manager with a
                                                                   focus on Central/Eastern
                                                                   Europe (CEE) and the
                                                                   Commonwealth of
                                                                   Independent States (CIS)
                                                                   in 1997. Prior to
                                                                   joining the Investment
                                                                   Adviser, from 1995 to
                                                                   1997, he was Vice
                                                                   President of Soros
                                                                   Global Research where he
                                                                   analyzed investment
                                                                   opportunities in CEE/CI.
                                                                   From 1994 to 1995, he
                                                                   achieved a Ph.D. from
                                                                   the Academy of Economics
                                                                   in Pozan, Poland, and
                                                                   from 1992 to 1994 he
                                                                   worked for the Polish
                                                                   Ministry of
                                                                   Privatization as a
                                                                   Project Director
                                                                   developing privatization
                                                                   strategies for several
                                                                   industry sectors.
---------------------------------------------------------------------------------------------
  Alice Lui               Portfolio Manager--           Since      Ms. Lui joined the
   Vice President         Asia Growth                   1994       Investment Adviser
                                                                   as a portfolio manager
                                                                   in 1990. Prior to 1990,
                                                                   she was a management
                                                                   consultant with Andersen
                                                                   Consulting in Hong Kong.
---------------------------------------------------------------------------------------------
  Shogo Maeda             Portfolio Manager--           Since      Mr. Maeda joined the
   Managing Director      International Equity          1994       Investment Adviser as a
                          International Small Cap       1998       portfolio manager in
                          Senior Portfolio Manager--               1994. From 1987 to 1994,
                          Japanese Equity               1998       he worked at Nomura
                                                                   Investment Management
                                                                   Incorporated as a Senior
                                                                   Portfolio Manager.
---------------------------------------------------------------------------------------------
  Warwick M. Negus        Senior Portfolio Manager--    Since      Mr. Negus joined the
   Managing Director and  Asia Growth                   1994       Investment Adviser as a
   Co-Head Emerging       Portfolio Manager--                      portfolio manager in
   Market                 International Equity          1994       1994. From 1987 to 1994,
   Equities               Emerging Markets Equity       1997       he was a Vice President
                          International Small Cap       1998       of Bankers Trust
                                                                   Australia Ltd where he
                                                                   was the Chief Investment
                                                                   Officer of their
                                                                   Southeast Asian
                                                                   investment team. He is
                                                                   also a member of Goldman
                                                                   Sachs Asset Management's
                                                                   global asset allocation
                                                                   committee.
---------------------------------------------------------------------------------------------
  Susan Noble             Senior Portfolio Manager--    Since      Ms. Noble joined the
   Executive Director     International Equity          1998       Investment Adviser as a
                          European Equity               1998       senior portfolio manager
                                                                   and head of the European
                                                                   Equity team in October
                                                                   1997. From 1986 to 1997,
                                                                   she worked at Fleming
                                                                   Investment Management in
                                                                   London, where she most
                                                                   recently was Portfolio
                                                                   Management Director for
                                                                   the European equity
                                                                   investment strategy and
                                                                   process.
---------------------------------------------------------------------------------------------
  Ebru Ozsezgin           Portfolio Manager--           Since      Ms. Ozsezgin joined the
   Vice President         Emerging Markets              1998       Investment Adviser as a
                                                                   portfolio manager with a
                                                                   focus on the
                                                                   Mediterranean and Middle
                                                                   East region in 1997.
                                                                   From 1996 to 1997, she
                                                                   was a portfolio manager
                                                                   at Foreign & Colonial,
                                                                   responsible for Middle
                                                                   East investments. From
                                                                   1994 to 1996, she was a
                                                                   fund manager with
                                                                   Framlington Investment
                                                                   Management. From 1990 to
                                                                   1994, she was a manager
                                                                   at Global Securities
                                                                   Ltd.

                                                 YEARS
                                                 PRIMARILY
    NAME AND TITLE    FUND RESPONSIBILITY        RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
    --------------    -------------------        ----------- ----------------------------
  Victor H. Pinter    Senior Portfolio Manager--    Since      Mr. Pinter joined the
   Vice President     CORE International Equity     1997       Investment Adviser as a
                                                               portfolio manager in
                                                               1990. From 1985 to 1990,
                                                               he was a project manager
                                                               in the Information
                                                               Technology Division of
                                                               the Investment Adviser.
-----------------------------------------------------------------------------------------
  Ramakrishna Shankar Portfolio Manager--           Since      Mr. Shankar joined the
   Vice President     Asia Growth                   1997       Investment Adviser as a
                      Emerging Markets Equity       1998       portfolio manager in
                                                               1997. From July 1996 to
                                                               1997, he worked for
                                                               Goldman, Sachs & Co. in
                                                               Singapore as a strategic
                                                               advisor for transactions
                                                               involving infrastructure
                                                               industries in Asia. From
                                                               1988 to 1996, he worked
                                                               at Goldman, Sachs & Co.
                                                               as an investment banker
                                                               in the Investment
                                                               Banking Division.
-----------------------------------------------------------------------------------------
  Miyako Shibamoto    Portfolio Manager--           Since      Ms. Shibamoto joined the
   Vice President     Japanese Equity               1998       Investment Adviser as a
                                                               member of the Japanese
                                                               Equity team in March
                                                               1998. From 1993 to 1998,
                                                               she was a Vice President
                                                               at Scudder Stevens and
                                                               Clark (Japan).
-----------------------------------------------------------------------------------------
  Andrew Shrimpton    Portfolio Manager--           Since      Mr. Shrimpton joined the
   Vice President     Emerging Markets              1998       Investment Adviser as a
                                                               portfolio manager with a
                                                               focus on Africa as well
                                                               as the financial
                                                               industry in the EMEA
                                                               region in 1996. Prior to
                                                               joining the Investment
                                                               Adviser, since 1985, he
                                                               was a UK equity analyst
                                                               and portfolio manager
                                                               for CIN Management,
                                                               where he initiated CIN
                                                               Management's first
                                                               investments in Latin
                                                               America.
-----------------------------------------------------------------------------------------
  Robert Stewart      Portfolio Manager--           Since      Mr. Stewart joined the
   Vice President     Japanese Equity               1998       Investment Adviser as a
                                                               portfolio manager in
                                                               1996. Prior to 1996, he
                                                               was at CIN Management
                                                               for seven years as a
                                                               portfolio manager,
                                                               managing Japanese
                                                               equities.
-----------------------------------------------------------------------------------------
  Takeya Suzuki       Portfolio Manager--           Since      Mr. Suzuki joined the
   Vice President     Japanese Equity               1998       Investment Adviser as a
                                                               portfolio manager in
                                                               1996. From 1990 to 1996,
                                                               he was a Japanese equity
                                                               portfolio manager at
                                                               Nomura Investment
                                                               Management where he
                                                               actively managed assets
                                                               for U.S. pension funds.
-----------------------------------------------------------------------------------------
  Danny Truell        Senior Portfolio Manager--    Since      Mr. Truell joined the
   Executive Director European Equity               1998       Investment Adviser as a
                                                               senior portfolio manager
                                                               and head of UK equities
                                                               in 1998. From 1992 to
                                                               1996, he was Investment
                                                               Banking Executive
                                                               Director for SBC Warburg
                                                               and Chief Asian Equity
                                                               Strategist. From 1986 to
                                                               1992, he was Assistant
                                                               Director of Fund
                                                               Management at CIN
                                                               Management.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Adviser will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells Shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Adviser's brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                               FOR THE FISCAL
                                                CONTRACTUAL YEAR OR PERIOD ENDED
                                                   RATE*     JANUARY 31, 1998*
                                                ----------- --------------------
     GSAM
    --------
     CORE International Equity ................    0.85%           0.75%
     GSAMI
    ---------
     International Equity......................    1.00%           0.90%
     European Equity...........................    1.00%             N/A
     Japanese Equity...........................    1.00%             N/A
     International Small Cap...................    1.20%             N/A
     Emerging Markets Equity...................    1.20%           1.10%
     Asia Growth...............................    1.00%           0.86%

---------------------
*All numbers are annualized. The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. Effective September 1, 1998, the management fee for the CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds will equal 0.85%, 1.00%, 1.20% and 1.00%, respectively. As of January 31, 1998, the Japanese Equity, International Small Cap and European Equity Funds had not commenced operations.

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding management fees, service fees, transfer agency fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.12%, 0.10%, 0.10%, 0.01%, 0.16%, 0.15% and 0.16% per annum of the average daily net assets of the CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds, respectively. Such reductions or limits, if any, may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of

Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management-- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's Shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding a Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is entitled to receive a transfer agency fee with respect to each Fund's Institutional and Service Shares equal, on an annual basis, to 0.04% of average daily net assets.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold Shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the Shares acquired for its own account.

YEAR 2000

  Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the Investment Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Investment Adviser and the Funds' other service providers will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.


                                   EXPENSES

  The Funds are responsible for the payment of their expenses. The expenses include, without limitation, the fees payable to the Investment Adviser; custodial and transfer agency fees; service fees paid to Service Organizations; brokerage fees and commissions; filing fees for the registration or qualification of the Fund's Shares under federal or state securities laws; organizational expenses; fees and expenses incurred in connection with membership in investment company organizations; taxes; interest; costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law; legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Funds); expenses of preparing and setting in type prospectuses, Additional Statements, proxy material, reports and notices and the printing and distributing of the same to shareholders and regulatory authorities; compensation and expenses of the Trust's "non-interested" Trustees; and extraordinary organizational expenses, if any, incurred by the Trust.


                                NET ASSET VALUE

  The NAV per Share of each Class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). The NAV per share of each Class is calculated by determining the net assets attributed to each Class and dividing by the number of outstanding Shares of that Class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at NAV. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance data which are based on the NAV per Share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.

  Each Fund's total return will be calculated separately for each Class of Shares in existence. Because each Class of Shares may be subject to different expenses, the total return calculations with respect to each Class of Shares for the same period will differ. See "Shares of the Trust."

  The Funds' performance quotations do not reflect any fees charged by a Service Organization to its customer accounts in connection with investments in the Funds. The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time make a list of their holdings available to investors upon request.

                              SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. Each Fund (except the European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and CORE International Equity Funds) was formerly a series of Goldman Sachs Equity Portfolios, Inc., a Maryland corporation, and was reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify Shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of Shares into one or more Classes. Information about the Trust's other series and classes is contained in separate prospectuses.

  When issued, Shares are fully paid and non-assessable. In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to the shareholders of such Class. All Shares, are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per Share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the NAVs represented by their shares.

  As of September 21, 1998, The Goldman Sachs Group LP, 85 Broad Street, 10th floor, New York, New York 10004 was recordholder of 65.15% and 29.40% of the Japanese Equity and International Small Cap Funds outstanding Shares. The Goldman Sachs CORE International Equity Omnibus A/C--Growth & Income Strategy and Goldman Sachs CORE International Equity Omnibus A/C--Growth Strategy, 4900 Sears Tower, Chicago, Illinois 60606 was recordholder of 35.37% and 30.03%, respectively of CORE International Equity Fund's outstanding shares.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' Shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund Shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The European Equity, Japanese Equity and International Small Cap Funds intend to elect and each other Fund has elected to be treated as a regulated investment company, and each Fund intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed as long-term capital gain, regardless of the length of time a shareholder has held Shares or whether such gain was reflected in the price paid for the Shares. These tax consequences will apply whether distributions are received in cash or reinvested in Shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Dividends paid by the Funds are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying Shares immediately prior to a distribution. Investors who purchase Shares shortly before the record date for a distribution will pay a per Share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of Shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty, if any) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds may elect to pass such foreign taxes through to their shareholders, who would then take such taxes into account on their own tax returns. Alternatively, the Funds may simply deduct such taxes in determining the amounts available for distribution to shareholders. Generally, the Funds have taken the latter approach and anticipate that they may continue to do so.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in Shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              ADDITIONAL SERVICES


  The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate certain institu-tions ("Service Organizations") for providing account administration and per-sonal and account maintenance services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Funds, enters into agree-ments with Service Organizations which purchase Service Shares on behalf of their customers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account main-tenance services may not exceed 0.25% of such average daily net assets. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account rec-ords for customers, processing orders to purchase, redeem or exchange Service Shares for customers, responding to inquiries from prospective and existing shareholders and assisting customers with investment procedures.

  The Trust may authorize certain Service Organizations to accept on the Trust's behalf, purchase, redemption and exchange orders placed by their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a Business Day, and the order will be priced at a Fund's NAV per Share next determined after such acceptance. The Service Organization or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer may contact its Service Organization to learn whether the Service Organization is authorized to accept orders. Service Organizations that are authorized to accept orders for the Trust may receive payments from the Funds or Goldman Sachs that are in addition to the payments payable by the Trust under the Service Plan.

  Holders of Service Shares of a Fund bear all expenses and fees paid to Serv-ice Organizations under the Service Plan as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of Service Shares in connection with their customer ac-counts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect the return earned on an investment in a Fund. The Trust, on behalf of the Funds, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Service Shares should be directed to such owners' Service Organization.

  For the fiscal year ended January 31, 1998, the Trust paid the Service Organizations fees at the annual rate of 0.50% of each Fund's average daily net assets attributable to Service Shares for those Funds that had commenced operations.


                            REPORTS TO SHAREHOLDERS


  Recordholders of Service Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Service Shares will also be provided with a printed confirma-tion for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided to a Service Organiza-tion upon request made to Goldman Sachs.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with quarterly statements with re-spect to such customer's account in lieu of an immediate confirmation of each transaction.


                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by a Fund on its outstanding Service Shares will, at the elec-tion of each shareholder, be paid (i) in cash or (ii) in additional Service Shares of such Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or dis-tribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Service Shares of the ap-plicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in addi-tional Service Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the share-holder and then used to purchase Service Shares of a Fund.

  Each Fund intends that all or substantially all its net investment income and net capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. Each Fund will pay dividends from net investment income, and dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of a Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of Shares of a Fund, a portion of the NAV per Share may be represented by undistributed income of the Fund or real-ized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such Shares from such income or realized apprecia-tion may be taxable to the investor even if the NAV of the investor's Shares is, as a result of the distributions, reduced below the cost of such Shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                          PURCHASE OF SERVICE SHARES


  Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares may be purchased on any Business Day at the NAV per Share next determined after receipt of an order by Goldman Sachs from a Service Organization. (See "Additional Services" for a descrip-tion of limited situations where a Service Organization or other intermediary may be authorized to accept orders for the Funds.) No sales load will be charged. Currently, the NAV is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value." Purchases of Service Shares of the Funds must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the pro-ceeds of redemption of Shares purchased by check may be delayed for a period of time as described under "Redemption of Service Shares."

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to State Street Bank and Trust Company ("State Street"). In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES

  Purchases of Service Shares may be made by a Service Organization placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street or initiating an ACH transfer. Purchases may also be made by a Service Organization by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs International Equity Funds--Name of Fund and Class of Shares" and should be directed to "Goldman Sachs International Equity Funds--Name of Fund and Class of Shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

OTHER PURCHASE INFORMATION

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges.

  The Investment Adviser, Distributor, and/or their affiliates also pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with the sale of Shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales amounts exceeding pre-established thresholds, or the length of time customer assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular investment portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested. For further information, see the Additional Statement.

  The Funds reserve the right to redeem Service Shares of any Service Organi-zation whose account balance is less than $50 as a result of earlier redemp-tions. Such redemptions will not be implemented if the value of a recordholder's account falls below the minimum account balance solely as a re-sult of market conditions. The Trust will give 60 days' prior written notice to Service Organizations whose Service Shares are being redeemed to allow them to purchase sufficient additional Service Shares to avoid such redemption.

  The Funds and Goldman Sachs each reserve the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchaser's pattern of frequent pur-chases, sales or exchanges of Service Shares of a Fund is evident, or if pur-chases, sales, or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of Shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.


                              EXCHANGE PRIVILEGE


  Service Shares of the Funds may be exchanged by a Service Organization for
(i) Service Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose; and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the NAV next determined either by writing to Goldman Sachs, Attention: Goldman Sachs International Equity Funds--Name of Fund and Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its Shares and consider its investment objective, policies and applicable fees before making an exchange. Service Shares acquired by tel-ephone exchange must be registered in the same name(s) and have the same ad-dress as Service Shares of the Fund for which the exchange is being made.

   In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Service Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Service Shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of Service Shares or the corresponding class of any Goldman Sachs Money Market Fund re-ceived in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be materially modified or withdrawn at any time on sixty (60) days' written no-tice to recordholders of Service Shares and is subject to certain limitations. See "Purchase of Service Shares."


                         REDEMPTION OF SERVICE SHARES


  The Funds will redeem their Service Shares upon request of a recordholder of such Shares on any Business Day at the NAV next determined after the receipt of a request in proper form by Goldman Sachs. (See "Additional Services" for a description of limited situations where a Service Organization or other inter-mediary may be authorized to accept requests for the Funds.) If Service Shares to be re-deemed were recently purchased by check, a Fund may delay transmittal of re-demption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Service Shares. This may take up to 15 days. Redemption requests may be made by a Service Organization by writ-ing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form. It may be difficult to implement re-demptions by telephone in times of drastic economic or market changes.

   In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Service Shares or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three Business Days of receipt of a properly executed redemption request. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Service Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

                             ---------------------

                                 APPENDIX A



   GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON ACCOUNT
                               INFORMATION FORM

  You are required by law to provide a Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to a Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to a Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Code and consult your tax adviser.

                                  APPENDIX B

                      GOLDMAN SACHS EUROPEAN EQUITY FUND
   PRIOR PERFORMANCE OF SIMILARLY ADVISED ACCOUNTS OF THE INVESTMENT ADVISER

                                                                       FT/S&P
                                                          EUROPEAN   ACTUARIES
                                                           EQUITY   EUROPE INDEX
                                                          COMPOSITE  (UNHEDGED)
                                                          --------- ------------
1/1/1998-6/30/1998.......................................   25.10%     26.09%
1997.....................................................   18.95%     23.66%
1996.....................................................   41.20%     23.51%
1995.....................................................   29.30%     22.17%
1994.....................................................    7.85%      2.95%
10/1/93-12/31/93.........................................    4.03%      9.12%

                                                            AVERAGE ANNUAL
                                                             TOTAL RETURN
                                                      --------------------------
                                                                        SINCE
                                                      ONE YEAR ENDED  INCEPTION
                                                        6/30/1998    (10/1/1993)
                                                      -------------- -----------
European Equity Composite............................     33.69%        26.44%
FT/S&P Actuaries Europe
 Index (unhedged)....................................     37.39%        22.72%

  The preceding table sets forth the Investment Adviser's composite performance data relating to the historical performance of all discretionary private accounts managed by the Investment Adviser that have investment objectives, policies, and strategies substantially similar to the European Equity Fund. The information is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as measured against the FT/S&P Actuaries Europe Index (unhedged) and does not represent the performance of the European Equity Fund. Investors should not consider this performance data as a substitute for the performance of the European Equity Fund nor should investors consider this data as an indication of future performance of the European Equity Fund or of the Investment Adviser. The FT/S&P Actuaries Europe Index (unhedged) is unmanaged and investors cannot invest directly in the index.

  In accordance with the standards of the Association for Investment Management and Research ("AIMR"), the Investment Adviser's composite performance data was calculated on a time-weighted and asset-weighted total return basis which includes realized and unrealized gains and losses plus income. Total return performance of the European Equity Fund will be calculated in accordance with the regulations of the SEC. The SEC standardized average annual total return is neither time-weighted nor asset-weighted and is determined for specified periods by computing the annual percentage change in the value of an initial amount that is invested in a share class of the Fund at the maximum public offering price. Investors should be aware that the differences in methodology between AIMR and SEC requirements could result in different performance data for identical time periods.

  The actual expenses of the private accounts included in the composite were lower than the estimated expenses of the Fund. Accordingly, the performance record of the composite has been adjusted downward based on the estimated expenses of the Service Shares of the European Equity Fund during its first year of operations. All returns presented reflect the reinvestment of dividends and other earnings. The private accounts are not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the European Equity Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. Consequently, the performance results of the Investment Adviser's composite could have been adversely affected if the private accounts had been regulated as investment companies under the federal securities laws.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550

EQINTLPROSVC
502074
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS

INTERNATIONAL
EQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

SERVICE SHARES



LOGO
Goldman
Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROSPECTUS

October 1, 1998
         GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS INSTITUTIONAL SHARES

GOLDMAN SACHS CORE INTERNATIONAL    GOLDMAN SACHS INTERNATIONAL
EQUITY FUND                         SMALL CAP FUND
 Seeks long-term growth of cap-       Seeks long-term capital appre-
 ital through a broadly diver-        ciation through investments in
 sified portfolio of equity se-       equity securities of companies
 curities of large cap compa-         with public stock market capi-
 nies that are organized out-         talizations of $1 billion or
 side the U.S. or whose securi-       less at the time of investment
 ties are principally traded          that are organized outside the
 outside the U.S.                     U.S. or whose securities are
                                      principally traded outside the
GOLDMAN SACHS INTERNATIONAL EQ-       U.S.
UITY FUND
 Seeks long-term capital appre-     GOLDMAN SACHS EMERGING MARKETS
 ciation through investments in     EQUITY FUND
 equity securities of companies       Seeks long-term capital appre-
 that are organized outside the       ciation through investments in
 U.S. or whose securities are         equity securities of emerging
 principally traded outside the       country issuers.
 U.S.
                                    GOLDMAN SACHS ASIA GROWTH FUND
GOLDMAN SACHS EUROPEAN EQUITY         Seeks long-term capital appre-
FUND                                  ciation through investments in
 Seeks long-term capital appre-       equity securities of companies
 ciation through investments in       related (in the manner de-
 equity securities of European        scribed herein) to Asian coun-
 companies.                           tries.

GOLDMAN SACHS JAPANESE EQUITY
FUND
 Seeks long-term capital appre-
 ciation through investments in
 equity securities of Japanese
 companies.

                               -----------------

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to each other Fund. GSAM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated October 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

INSTITUTIONAL SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
                                                        (continued on next page)

(cover continued)

  A FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS QUOTED IN U.S. DOLLARS, INCLUDING RISKS RELATING TO CHANGES IN RELATIVE CURRENCY EXCHANGE RATES OR (AS IN THE CASE OF THE EXPECTED INTRODUCTION OF THE EURO) THE CREATION OF NEW CURRENCIES. THE SECURITIES MARKETS OF ASIAN, LATIN AMERICAN, EASTERN EUROPEAN, AFRICAN AND OTHER EMERGING COUNTRIES IN WHICH THE CORE INTERNATIONAL EQUITY FUND CAN INVEST A PORTION OF ITS ASSETS AND THE EUROPEAN EQUITY, INTERNATIONAL SMALL CAP, INTERNATIONAL EQUITY, EMERGING MARKETS AND ASIA GROWTH FUNDS MAY INVEST WITHOUT LIMIT, ARE LESS LIQUID, ARE ESPECIALLY SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. FURTHER, INVESTMENT IN EQUITY SECURITIES OF ISSUERS LOCATED IN RUSSIA AND CERTAIN OTHER EMERGING COUNTRIES INVOLVES RISK OF LOSS RESULTING FROM PROBLEMS IN SHARE REGISTRATION AND CUSTODY AND SUBSTANTIAL ECONOMIC AND POLITICAL DISRUPTIONS, WHICH RISKS ARE NOT NORMALLY ASSOCIATED WITH INVESTMENT IN MORE DEVELOPED COUNTRIES. FUNDS THAT INVEST IN FOREIGN SECURITIES AND EMERGING MARKETS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THESE INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. THE EUROPEAN EQUITY, JAPANESE EQUITY AND ASIA GROWTH FUNDS WILL BE PARTICULARLY SUBJECT TO EVENTS AFFECTING THE MARKETS IN WHICH THESE FUNDS CONCENTRATE THEIR INVESTMENTS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    6
Financial Highlights...............    8
Investment Objectives and Policies.   12
Description of Securities..........   17
Investment Techniques..............   21
Risk Factors.......................   25
Investment Restrictions............   28
Portfolio Turnover.................   29
Management.........................   29
Expenses...........................   35
Net Asset Value....................   36

                                     PAGE
                                     ----
Performance Information............   36
Shares of the Trust................   37
Taxation...........................   37
Additional Information.............   39
Reports to Shareholders............   40
Dividends..........................   40
Purchase of Institutional Shares...   40
Exchange Privilege.................   43
Redemption of Institutional Shares.   43
Appendix A.........................  A-1
Appendix B.........................  B-1
Account Information Form

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares ("Shares") in several investment funds (commonly known as mutual funds (the "Funds")). Each Fund pools the monies of investors by selling its Shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. Each Fund is a "diversified open-end management company" as defined in the Investment Company Act of 1940, as amended (the "Act"). For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."


                   INVESTMENT
 FUND NAME         OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
 -------------  ----------------  --------------------------------------   --------------------
 CORE           Long-term growth  At least 90% of total assets in equity   EAFE Index
 INTERNATIONAL  of capital.       securities of companies organized        (unhedged)
 EQUITY FUND                      outside the United States or whose
                                  securities are principally traded
                                  outside the United States. The Fund
                                  seeks broad representation of large cap
                                  issuers across major countries and
                                  sectors of the international economy.
                                  The Fund's investments are selected
                                  using both a variety of quantitative
                                  techniques and fundamental research in
                                  seeking to maximize the Fund's expected
                                  return, while maintaining risk, style,
                                  capitalization and industry
                                  characteristics similar to the unhedged
                                  Morgan Stanley Capital International
                                  (MSCI) Europe, Australasia and Far East
                                  Index (the "EAFE Index"). The Fund may
                                  employ certain currency management
                                  techniques.
-------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term         Substantially all, and at least 65%, of  FT/S&P Actuaries
 EQUITY FUND    capital           total assets in equity securities        Europe & Pacific
                appreciation.     of companies organized outside           Index (unhedged)
                                  the United States or whose securities
                                  are principally traded outside the
                                  United States. The Fund may employ
                                  currency management techniques.
-------------------------------------------------------------------------------------------
 EUROPEAN       Long-term         Substantially all, and at least 65%, of  FT/S&P Actuaries
 EQUITY FUND    capital           total assets in equity securities of     Europe Index
                appreciation.     European companies. The Fund may employ  (unhedged)
                                  currency management techniques.
-------------------------------------------------------------------------------------------
 JAPANESE       Long-term         Substantially all, and at least 65%, of  Tokyo Price
 EQUITY FUND    capital           total assets in equity securities of     Index ("TOPIX")
                appreciation.     Japanese companies. The Fund may employ
                                  currency management techniques.


                                                                     (continued)

                INVESTMENT
 FUND NAME      OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
 ----------- ----------------  ---------------------------------------  ----------------
 EMERGING    Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 MARKETS     capital           total assets in equity securities        Capital
 EQUITY FUND appreciation.     of emerging country issuers. The Fund    International
                               may employ certain currency management   Emerging Markets
                               techniques.                              Free Index
----------------------------------------------------------------------------------------
 ASIA GROWTH Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 FUND        capital           total assets in equity securities        Capital
             appreciation.     of companies in China, Hong              International
                               Kong, India, Indonesia, Malaysia,        All Country Asia
                               Pakistan, the Philippines,  Singapore,   Free ex-Japan
                               South Korea, Sri Lanka, Taiwan,          Index
                               Thailand and other Asian countries.
                               The Fund may employ certain currency
                               management techniques.


 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  Each Fund's Share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

  Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

  Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates (or, as in the case of the expected introduction of the euro next year, the creation of new currencies), political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada, Australia, New Zealand and Japan. In addition, because the Funds invest primarily outside the United States, they may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. The securities markets of Emerging Countries, including those in Asia, Latin America, Eastern Europe and Africa are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

  Risks of Investing in Japanese Markets. The Japanese Equity Fund will concentrate in Japanese securities and, therefore, will be particularly subject to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International serves as Investment Adviser to each other Fund. As of August 21, 1998, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $168 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

  Goldman Sachs acts as distributor of each Fund's Shares (the
"Distributor").

 WHAT IS THE MINIMUM INVESTMENT?

  The minimum initial investment is $1,000,000 or $10,000,000 (depending upon an investor's eligibility) in Institutional Shares of a Fund alone or in combination with Institutional Shares (or the corresponding class) of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose.

 HOW DO I PURCHASE INSTITUTIONAL SHARES?

  You may purchase Institutional Shares of the Funds through Goldman Sachs. Institutional Shares are purchased at the current net asset value ("NAV") without any sales load. See "Purchase of Institutional Shares."

 HOW DO I SELL MY INSTITUTIONAL SHARES?

  You may redeem Institutional Shares upon request on any Business Day, as defined under "Additional Information," at the NAV next determined after receipt of such request in proper form. See "Redemption of Institutional Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


     INVESTMENT INCOME        CAPITAL GAINS
 DIVIDENDS DECLARED AND PAID  DISTRIBUTIONS
 ---------------------------- -------------
          Annually              Annually

  Recordholders of Institutional Shares may receive dividends and distributions in additional Institutional Shares of the Fund in which they have invested or may elect to receive them in cash. For further information concerning dividends and distributions, see "Dividends."

                               FEES AND EXPENSES
                            (INSTITUTIONAL SHARES)

                           CORE                           INT'L  EMERGING
                          INT'L  INT'L  EUROPEAN JAPANESE SMALL  MARKETS   ASIA
                          EQUITY EQUITY  EQUITY   EQUITY   CAP    EQUITY  GROWTH
                           FUND   FUND  FUND/1/    FUND   FUND     FUND    FUND
                          ------ ------ -------- -------- -----  -------- ------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases..   None   None    None     None   None     None    None
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends.............   None   None    None     None   None     None    None
 Redemption Fees........   None   None    None     None   None     None    None
 Exchange Fees..........   None   None    None     None   None     None    None
ANNUAL FUND OPERATING
 EXPENSES: (as a
 percentage of average
 daily net assets)/1/
 Management Fees........   0.85%  1.00%   1.00%    1.00%  1.20%    1.20%   1.00%
 Distribution Fees......   None   None    None     None   None     None    None
 Other Expenses (after
  waivers and
  reimbursements)/2/....   0.16%  0.14%   0.14%    0.05%  0.20%    0.19%   0.20%
                           ----   ----    ----     ----   ----     ----    ----
TOTAL FUND OPERATING
 EXPENSES (AFTER WAIVERS
 AND REIMBURSEMENTS)/3/.   1.01%  1.14%   1.14%    1.05%  1.40%    1.39%   1.20%
                           ====   ====    ====     ====   ====     ====    ====

---------------------
/1/ The Funds' annual operating expenses have been restated to reflect fees and expenses in effect as of September 1, 1998, except for European Equity Fund which is based on estimated amounts for the current fiscal year.
/2/ TheInvestment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, transfer agency fees (equal to 0.04% of the average daily net assets of each Fund's Institutional Shares), taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) for each Fund to the extent such expenses exceed the following percentages of average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      CORE International Equity........................................   0.12%
      International Equity.............................................   0.10%
      European Equity..................................................   0.10%
      Japanese Equity .................................................   0.01%
      International Small Cap..........................................   0.16%
      Emerging Markets Equity..........................................   0.15%
      Asia Growth......................................................   0.16%

/3/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Institutional Shares of the Funds would be as set forth below:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      CORE International Equity..............................   0.44%    1.29%
      International Equity...................................   0.22%    1.22%
      European Equity........................................   0.69%    1.69%
      Japanese Equity........................................   2.07%    3.07%
      International Small Cap................................   3.35%    4.55%
      Emerging Markets Equity................................   0.50%    1.70%
      Asia Growth............................................   0.35%    1.35%

EXAMPLE:                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------                                       ------ ------- ------- --------
You would pay the following expenses on a
 hypothetical $1,000 investment, assuming (1)
 a 5% annual return and (2) redemption at the
 end of each time period:
CORE International Equity.....................  $10     $32     $56     $124
International Equity..........................   12      36      63      139
European Equity...............................   12      36     N/A      N/A
Japanese Equity...............................   11      33     N/A      N/A
International Small Cap.......................   14      44     N/A      N/A
Emerging Markets Equity.......................   14      44     N/A      N/A
Asia Growth...................................   12      38      66      145

  The Investment Adviser and Goldman Sachs may modify or discontinue any of the limitations set forth above in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Institutional Shares of the Funds. Each Fund also offers Service Shares and Class A, Class B and Class C Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Service, Class A, Class B and Class C Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

  Institutions that invest in Institutional Shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. Such fees, if any, may affect the return such customers realize with respect to their investments.

  Certain institutions may also receive other compensation in connection with the sale and distribution of Institutional Shares or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Purchase of Institutional Shares" in this Prospectus and the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended January 31, 1998 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. During the periods shown, the Trust did not offer Shares of the European Equity, Japanese Equity and International Small Cap Funds. Accordingly, there are no financial highlights for these Funds. Investors in the European Equity Fund are referred to the historical performance information set forth in Appendix B to this Prospectus.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                      INCOME (LOSS) FROM               DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)              SHAREHOLDERS
                           ---------------------------------------- -----------------------
                                                                                 FROM NET
                                       NET REALIZED   NET REALIZED               REALIZED
                                      AND UNREALIZED AND UNREALIZED              GAIN ON
                 NET ASSET            GAIN (LOSS) ON GAIN (LOSS) ON    FROM     INVESTMENT      NET     NET ASSET
                  VALUE,      NET      INVESTMENTS      CURRENCY       NET         AND       DECREASE    VALUE,
                 BEGINNING INVESTMENT  AND FUTURES      RELATED     INVESTMENT   FUTURES      IN NET     END OF     TOTAL
                 OF PERIOD   INCOME    TRANSACTIONS   TRANSACTIONS    INCOME   TRANSACTIONS ASSET VALUE  PERIOD   RETURN(A)
                 --------- ---------- -------------- -------------- ---------- ------------ ----------- --------- ---------
                                                                                           CORE INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......  $10.00     $   --       $0.13          $(0.91)      $   --       --         $(0.78)     $9.22     (7.66)%(d)
1998--Class B
Shares(b).......   10.00      (0.02)       0.13           (0.90)          --       --          (0.79)      9.21     (7.90)(d)
1998--Class C
Shares(b).......   10.00      (0.02)       0.13           (0.89)          --       --          (0.78)      9.22     (7.80)(d)
1998--Institu-
tional
Shares(b).......   10.00       0.02        0.13           (0.89)      (0.02)       --          (0.76)      9.24     (7.45)(d)
1998--Service
Shares(b).......   10.00       0.01        0.13           (0.91)          --       --          (0.77)      9.23     (7.70)(d)
                                                                                RATIOS ASSUMING
                                                                              NO VOLUNTARY WAIVER
                                                                                   OF FEES OR
                                                                              EXPENSE LIMITATIONS
                                                                            --------------------------
                                                               RATIO OF                   RATIO OF
                                         NET      RATIO OF        NET                        NET
                                      ASSETS AT      NET      INVESTMENT     RATIO OF    INVESTMENT
                 PORTFOLIO  AVERAGE     END OF   EXPENSES TO   INCOME TO     EXPENSES   INCOME (LOSS)
                 TURNOVER  COMMISSION   PERIOD   AVERAGE NET  AVERAGE NET   TO AVERAGE   TO AVERAGE
                   RATE       RATE    IN (000'S)   ASSETS       ASSETS      NET ASSETS   NET ASSETS
                 --------- ---------- ---------- ------------ ------------- ----------- --------------
------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   25.16%    $.0069    $ 7,087      1.50%(c)     (0.27)%(c)    4.87%(c)     (3.90)%(c)
1998--Class B
Shares(b).......   25.16      .0069      2,721      2.00(c)      (0.72)(c)     5.12(c)      (3.84)(c)
1998--Class C
Shares(b).......   25.16      .0069      1,608      2.00(c)      (0.73)(c)     5.12(c)      (3.85)(c)
1998--Institu-
tional
Shares(b).......   25.16      .0069     17,719      1.00(c)       0.59(c)      4.12(c)      (2.53)(c)
1998--Service
Shares(b).......   25.16      .0069          1      1.50(c)       0.26(c)      4.62(c)      (2.86)(c)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Commenced operations on August 15, 1997.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per share amounts.

                                        INCOME FROM                              DISTRIBUTIONS TO
                                  INVESTMENT OPERATIONS(E)                         SHAREHOLDERS
                           -------------------------------------- -----------------------------------------------
                                                                                          FROM NET   IN EXCESS OF
                                                     NET REALIZED                         REALIZED   NET REALIZED
                                                         AND                              GAIN ON      GAIN ON       NET
                                                      UNREALIZED                         INVESTMENT   INVESTMENT   INCREASE
                 NET ASSET    NET      NET REALIZED  GAIN (LOSS)             IN EXCESS  AND FOREIGN  AND FOREIGN  (DECREASE)
                  VALUE,   INVESTMENT AND UNREALIZED ON CURRENCY   FROM NET    OF NET     CURRENCY     CURRENCY     IN NET
                 BEGINNING   INCOME   GAIN (LOSS) ON   RELATED    INVESTMENT INVESTMENT   RELATED      RELATED      ASSET
                 OF PERIOD   (LOSS)    INVESTMENTS   TRANSACTIONS   INCOME     INCOME   TRANSACTIONS TRANSACTIONS   VALUE
                 --------- ---------- -------------- ------------ ---------- ---------- ------------ ------------ ----------
                                                                                                INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $19.32     $0.03        $2.99         $(0.95)     $  --      $(0.30)     $(0.88)      $(0.36)     $0.53
1998--Class B
Shares..........   19.24     (0.08)        2.96          (0.94)        --       (0.25)      (0.47)       (0.76)      0.46
1998--Class C
Shares(b).......   22.60     (0.04)       (2.03)          0.65         --       (0.38)         --        (1.24)     (3.04)
1998--Institu-
tional Shares...   19.40      0.10         3.09          (0.98)     (0.07)      (0.33)      (0.97)       (0.27)      0.57
1998--Service
Shares..........   19.34      0.02         3.02          (0.96)        --       (0.35)      (0.18)       (1.05)      0.50
----------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   17.20      0.10         3.51          (1.28)        --          --       (0.21)          --       2.12
1997--Class B
Shares(b).......   18.91     (0.06)        0.94          (0.34)        --          --       (0.21)          --       0.33
1997--Institu-
tional
Shares(b).......   17.45      0.04         3.39          (1.24)     (0.03)         --       (0.21)          --       1.95
1997--Service
Shares(b).......   17.70     (0.02)        2.95          (1.08)        --          --       (0.21)          --       1.64
----------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   14.52      0.13         2.58           1.42      (0.58)         --       (0.87)          --       2.68
----------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   18.10      0.06        (3.04)         (0.01)        --          --       (0.59)          --      (3.58)
----------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   14.35      0.05         4.08          (0.38)        --          --          --           --       3.75
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......   14.18     (0.01)        0.29          (0.11)        --          --          --           --       0.17
                                                                                             RATIOS ASSUMING
                                                                                           NO VOLUNTARY WAIVER
                                                                                                OF FEES OR
                                                                                           EXPENSE LIMITATIONS
                                                                                          -----------------------
                                                            NET    RATIO OF   RATIO OF
                                                           ASSETS    NET        NET       RATIO OF    RATIO OF
                  NET                                      AT END  EXPENSES  INVESTMENT   EXPENSES       NET
                 ASSET                                       OF       TO       INCOME        TO      INVESTMENT
                 VALUE,              PORTFOLIO  AVERAGE    PERIOD  AVERAGE   (LOSS) TO    AVERAGE   INCOME (LOSS)
                 END OF   TOTAL      TURNOVER  COMMISSION   (IN      NET      AVERAGE       NET      TO AVERAGE
                 PERIOD RETURN(A)      RATE     RATE(F)    000S)    ASSETS   NET ASSETS    ASSETS    NET ASSETS
                 ------ ------------ --------- ---------- -------- --------- ------------ --------- -------------
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares.......... $19.85   11.12%       40.82%    $.0207   $697,590   1.67%     (0.27)%      1.80%       (0.40)%
1998--Class B
Shares..........  19.70   10.51        40.82      .0207     55,324   2.20      (0.90)       2.30        (1.00)
1998--Class C
Shares(b).......  19.56   (5.92)(d)    40.82      .0207      3,369   2.27(c)   (1.43)(c)    2.37(c)     (1.53)(c)
1998--Institu-
tional Shares...  19.97   11.82        40.82      .0207     56,263   1.08       0.30        1.18         0.20
1998--Service
Shares..........  19.84   11.25        40.82      .0207      3,035   1.55      (0.36)       1.65        (0.46)
----------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........  19.32   13.48        38.01      .0318    536,283   1.69      (0.07)       1.88        (0.26)
1997--Class B
Shares(b).......  19.24    2.83(d)     38.01      .0318     19,198   2.23(c)   (0.97)(c)    2.38(c)     (1.12)(c)
1997--Institu-
tional
Shares(b).......  19.40   12.53(d)     38.01      .0318     68,374   1.10(c)    0.43(c)     1.25(c)      0.28(c)
1997--Service
Shares(b).......  19.34   10.42(d)     38.01      .0318        674   1.60(c)   (0.40)(c)    1.75(c)     (0.55)(c)
----------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........  17.20   28.68        68.48         --    330,860   1.52       0.26        1.77         0.01
----------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........  14.52  (16.65)       84.54         --    275,086   1.73       0.40        1.98         0.15
----------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........  18.10   26.13        60.04         --    269,091   1.76       0.51        2.01         0.26
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......  14.35    1.23(d)      0.00         --     66,063   1.80(c)   (0.42)(c)    2.58(c)     (1.20)(c)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Class C, Institutional and Service share activity commenced on December 1, 1992, May 1, 1996, August 15, 1997, February 7, 1996 and March 6, 1996, respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per share amounts.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                                           INCOME FROM
                                     INVESTMENT OPERATIONS(E)             DISTRIBUTIONS TO SHAREHOLDERS
                            ------------------------------------------ -----------------------------------
                                                        NET REALIZED                FROM NET
                  NET ASSET             NET REALIZED   AND UNREALIZED             REALIZED GAIN IN EXCESS
                   VALUE,      NET     AND UNREALIZED LOSS ON FOREIGN   FROM NET  ON INVESTMENT   OF NET   NET DECREASE NET ASSET
                  BEGINNING INVESTMENT GAIN (LOSS) ON CURRENCY RELATED INVESTMENT  AND OPTIONS  INVESTMENT IN NET ASSET VALUE, END
                  OF PERIOD   INCOME    INVESTMENTS     TRANSACTIONS     INCOME   TRANSACTIONS    INCOME      VALUE     OF PERIOD
                  --------- ---------- -------------- ---------------- ---------- ------------- ---------- ------------ ----------
                                                                                                      EMERGING MARKETS EQUITY FUND
 ---------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31, 1998
-------------------------------------
1998 -- Class A
Shares(b).......   $10.00      $ --        $(0.11)         $(0.20)         --           --          --        $(0.31)     $9.69
1998 -- Class B
Shares(b).......    10.00        --         (0.11)          (0.20)         --           --          --         (0.31)      9.69
1998 -- Class C
Shares(b).......    10.00        --         (0.10)          (0.20)         --           --          --         (0.30)      9.70
1998 -- Institu-
tional
Shares(b).......    10.00      0.01         (0.11)          (0.20)         --           --          --         (0.30)      9.70
1998 -- Service
Shares(b).......    10.00        --         (0.11)          (0.20)         --           --          --         (0.31)      9.69
                                                                                              RATIOS ASSUMING NO
                                                                                               VOLUNTARY WAIVER
                                                                                                   OF FEES
                                                                                            OR EXPENSE LIMITATIONS
                                                                                           ---------------------------
                                                                               RATIO OF                 RATIO OF NET
                                                    NET ASSETS   RATIO OF   NET INVESTMENT  RATIO OF     INVESTMENT
                               PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS)  EXPENSES TO    LOSS TO
                    TOTAL      TURNOVER  COMMISSION   PERIOD    TO AVERAGE    TO AVERAGE   AVERAGE NET    AVERAGE
                  RETURN(A)      RATE       RATE    (IN 000S)   NET ASSETS    NET ASSETS     ASSETS      NET ASSETS
                  ------------ --------- ---------- ---------- ------------ -------------- ------------ --------------
 ---------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31, 1998
-------------------------------------
1998 -- Class A
Shares(b).......    (3.10)%(d)   3.35%    $0.0005    $17,681       1.90%(c)      0.55%(c)     5.88%(c)     (3.43)%(c)
1998 -- Class B
Shares(b).......    (3.10)(d)    3.35      0.0005         64       2.41(c)       0.05(c)      6.39(c)      (3.93)(c)
1998 -- Class C
Shares(b).......    (3.00)(d)    3.35      0.0005         73       2.48(c)      (0.27)(c)     6.46(c)      (4.25)(c)
1998 -- Institu-
tional
Shares(b).......    (3.00)(d)    3.35      0.0005     19,120       1.30(c)       0.80(c)      5.28(c)      (3.18)(c)
1998 -- Service
Shares(b).......    (3.10)(d)    3.35      0.0005          2       2.72(c)      (0.05)(c)     6.70(c)      (4.03)(c)

 ------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Class C, Institutional and Service share activity commenced on December 15, 1997.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

                                         INCOME FROM                         DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)                    SHAREHOLDERS
                           ---------------------------------------- ----------------------------------
                                                      NET REALIZED                          FROM NET      NET
                                                     AND UNREALIZED                         REALIZED    INCREASE   NET
                 NET ASSET    NET      NET REALIZED    ON FOREIGN              IN EXCESS    GAIN ON    (DECREASE) ASSET
                  VALUE,   INVESTMENT AND UNREALIZED    CURRENCY     FROM NET    OF NET    INVESTMENT    IN NET   VALUE,
                 BEGINNING   INCOME   GAIN (LOSS) ON    RELATED     INVESTMENT INVESTMENT AND FUTURES    ASSET    END OF
                 OF PERIOD   (LOSS)    INVESTMENTS    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS   VALUE    PERIOD
                 --------- ---------- -------------- -------------- ---------- ---------- ------------ ---------- ------
                                                                                                ASIA GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
------------------------------
1998--Class A
Shares..........  $16.31     $  --        $(5.78)        $(2.12)      $   --     $(0.03)     $   --      $(7.93)  $8.38
1998--Class B
Shares..........   16.24      0.01         (5.79)         (2.12)          --      (0.03)         --       (7.93)   8.31
1998--Class C
Shares(b).......   15.73      0.01         (5.43)         (1.99)          --      (0.03)         --       (7.44)   8.29
1998--Institu-
tional Shares...   16.33      0.10         (5.83)         (2.13)       (0.03)        --          --       (7.89)   8.44
------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   16.49      0.06         (0.11)            --        (0.12)        --       (0.01)      (0.18)  16.31
1997--Class B
Shares(b).......   17.31     (0.05)        (0.48)            --        (0.51)     (0.03)         --       (1.07)  16.24
1997--Institu-
tional
Shares(b).......   16.61      0.04         (0.11)            --        (0.11)     (0.06)      (0.04)      (0.28)  16.33
------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares             13.31      0.17          3.44             --        (0.12)     (0.14)      (0.17)       3.18   16.49
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   14.18      0.11         (0.89)            --         0.01         --       (0.10)      (0.87)  13.31
                                                                                     RATIOS ASSUMING
                                                                                   NO VOLUNTARY WAIVER
                                                                                        OF FEES OR
                                                                                   EXPENSE LIMITATIONS
                                                                                  -----------------------
                                                     NET   RATIO OF   RATIO OF
                                                   ASSETS    NET        NET       RATIO OF    RATIO OF
                                                   AT END  EXPENSES  INVESTMENT   EXPENSES       NET
                                                     OF       TO       INCOME        TO      INVESTMENT
                              PORTFOLIO  AVERAGE   PERIOD  AVERAGE   (LOSS) TO    AVERAGE   INCOME (LOSS)
                   TOTAL      TURNOVER  COMMISSION   (IN     NET      AVERAGE       NET      TO AVERAGE
                 RETURN(A)      RATE     RATE(F)    000S)   ASSETS   NET ASSETS    ASSETS    NET ASSETS
                 ------------ --------- ---------- ------- --------- ------------ --------- -------------
------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
------------------------------
1998--Class A
Shares..........  (48.49)%     105.16%    $.0070   $87,437   1.75%      0.31%       1.99%        0.07%
1998--Class B
Shares..........  (48.70)      105.16      .0070     3,359   2.30      (0.29)       2.50        (0.49)
1998--Class C
Shares(b).......  (47.17)(d)   105.16      .0070       436   2.35(c)   (0.26)(c)    2.55(c)     (0.46)(c)
1998--Institu-
tional Shares...  (48.19)      105.16      .0070       874   1.11       0.87        1.31         0.67
------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   (1.01)       48.40      .0151   263,014   1.67       0.20        1.87         0.00
1997--Class B
Shares(b).......   (6.02)(d)    48.40      .0151     3,354   2.21(c)   (0.56)(c)    2.37(c)     (0.72)(c)
1997--Institu-
tional
Shares(b).......   (1.09)(d)    48.40      .0151    13,322   1.10(c)    0.54(c)     1.26(c)      0.38 (c)
------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares             26.49        88.80         --   205,539   1.77       1.05        2.02         0.80
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   (5.46)(d)    36.08         --   124,298   1.90(c)    1.83(c)     2.38(c)      1.35(c)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Class C and Institutional share activity commenced on July 8, 1994, May 1, 1996, August 15, 1997 and February 2, 1996,
    respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per share amounts.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. In particular, each Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Fund's net currency positions may expose it to risks independent of its securities positions. There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Adviser may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, bonds with attached warrants, equity-related transferable securities, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques."

  Actively Managed Funds. The International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds are managed using an active international approach, which utilizes a consistent process of stock selection undertaken by portfolio management teams located within each of the major investment regions, including Europe, Japan, Asia and the United States. In selecting securities, the Investment Adviser uses a long-term, bottom-up strategy based on first-hand fundamental research that is designed to give broad exposure to the available opportunities while seeking to add return primarily through stock selection. Equity securities for these Funds are evaluated based on three key factors--the business, the management and the valuation. The Investment Adviser ordinarily seeks securities that have, in the Investment Adviser's opinion, superior earnings growth potential, sustainable franchise value with management attuned to creating shareholder value and relatively discounted valuations. In addition, the Investment Adviser uses a multi-factor risk model which seeks to assure that deviations from the benchmark are justifiable.

  Quantitative Style Fund. The CORE International Equity Fund is managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE International Equity Fund's investment process. This investment process and the proprietary multifactor models used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of foreign equity securities for the CORE International Equity Fund. As described more fully below, the Investment Adviser uses proprietary multifactor models (each a "Multifactor Model") to forecast the returns of different markets, currencies and individual securities. The Investment Adviser may rely on research from both the Goldman Sachs Global Investment Research Department (the "Research Department") and other industry sources.

  In building a diversified portfolio for the CORE International Equity Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. The Fund's portfolio is primarily composed of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the Fund's benchmark.

  Multifactor Models. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies, and individual equity securities according to fundamental investment characteristics. The CORE International Equity Fund uses multiple Multifactor Models to forecast returns. Currently, the CORE International Equity Fund uses one model to forecast equity market returns, one model to forecast currency returns and 22 separate models to forecast individual equity security returns in 22 different countries. Despite this variety, all Multifactor Models incorporate common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions, earnings stability, currency momentum and country political risk ratings). All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.

  Because they include many disparate factors, the Investment Adviser believes that all the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional quantitative models. Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Models) and a qualitative (i.e., research enhanced) method of selecting securities, the CORE International Equity Fund seeks to capitalize on the strengths of each discipline.

 CORE INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap equity securities of companies that are organized outside the United States or whose securities are primarily traded outside the United States.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund seeks broad representation of large cap issuers across major countries and sectors of the international economy. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the EAFE Index. In addition, the Fund seeks a portfolio composed of companies with attractive valuations and stronger momentum characteristics than the EAFE Index.

  The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund's assets are invested in at least three foreign countries. The Fund may invest in securities of issuers in Emerging Countries which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Fund."

  Other. The Fund may invest only in fixed-income securities that are considered to be cash equivalents.

 INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund intends to invest in companies with public stock market capitalizations that are larger than those in which the International Small Cap Fund primarily intends to invest.

  Other. Up to 35% of the Fund's total assets may be invested in fixed-income securities.

 EUROPEAN EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of European companies. Because of its focus, the Fund will be more susceptible to European economic, market, political and local risks than a fund that is more geographically diversified. "European companies" are companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the European countries; (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the European countries; (iii) they maintain 50% or more of their assets in one or more of the European countries; or (iv) they are organized under the laws of a European country. The Fund may allocate its assets among different countries as determined by the Investment Adviser, provided that the Fund's assets are invested in at least three

European countries. It is currently anticipated that a majority of the Fund's assets will be invested in the equity securities of large cap companies located in the developed countries of Western Europe. However, the Fund may also invest, without limit, in mid cap companies and small cap companies, as well as companies located in Emerging Countries in which the Emerging Markets Equity Fund may invest, including Eastern European countries and the states that formerly comprised the Soviet Union and Yugoslavia. These investments will involve additional risks as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets" and "Risks of Investing in Small Capitalization Companies."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of non-European countries and in fixed-income securities.

 JAPANESE EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of Japanese companies. Japanese companies include those organized under the laws of Japan or whose shares are traded primarily on a Japanese stock exchange as well as those whose shares are registered with the Japan Securities Dealers Association for trading primarily on Japan's over-the-counter market. The Fund's concentration in Japanese companies will expose it to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets as described under "Risk Factors--Special Risks of Investment in the Japanese Markets."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of non-Japanese companies and in fixed-income securities.

 INTERNATIONAL SMALL CAP FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment that are organized outside the U.S. or whose securities are principally traded outside the U.S. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in small cap securities of companies in the developed countries of Western Europe, Japan and Asia. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economics which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in Asian and Other Emerging Markets," which are not present in investments in more developed countries. If the market capitalization of a company held by the Fund increases above $1 billion, the Fund may, consistent with its investment objective, continue to hold the security.

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of larger cap companies with public stock market capitalizations of more than $1 billion at the time of investment and in fixed-income securities.

 EMERGING MARKETS EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of Emerging Country issuers. For purposes of the Fund's investment policies, Emerging Countries are countries with economies or securities markets that are considered by the Investment Adviser not to be fully developed. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, Emerging Countries include among others, most Latin American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund's investment focus will be in the following Emerging
Countries: Argentina, Botswana, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Kenya, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe.

  An Emerging Country issuer is any entity that satisfies at least one of the following criteria: (i) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more Emerging Countries;
(ii) it is organized under the laws of, or has a principal office in, an Emerging Country; (iii) it maintains 50% or more of its assets in one or more of the Emerging Countries; or (iv) the principal securities trading market for a class of its securities is in an Emerging Country.

  Investments in Emerging Countries involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase privately placed equity securities, equity securities of companies that are in the process of being privatized by foreign governments, securities of issuers that have not paid dividends on a timely basis, equity securities of issuers that have experienced difficulties, and securities of companies without performance records.

  Other. Under normal circumstances, the Fund maintains investments in at least six Emerging Countries, and will not invest more than 35% of its total assets in securities of issuers in any one Emerging Country. Allocation of the Fund's investments will depend upon the relative attractiveness of the Emerging Country markets and particular issuers. In addition, macro-economic factors and the portfolio managers' and Goldman Sachs economists' views of the relative attractiveness of Emerging Countries and currencies are considered in allocating the Fund's assets among Emerging Countries. Concentration of the Fund's assets in one or a few Emerging Countries and currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Transactions" and "Risk Factors." The Fund may invest in the aggregate up to 35% of its total assets in (i) fixed-income securities of private and governmental Emerging Country issuers; and (ii) equity and fixed-income securities of issuers in developed countries.

 ASIA GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria:

(i) their securities are traded principally on stock exchanges in one or more of the Asian countries; (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries; (iii) they maintain 50% or more of their assets in one or more of the Asian countries; or (iv) they are organized under the laws of one of the Asian countries. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand, as well as any other country in Asia (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Allocation of the Fund's investments will depend upon the Investment Adviser's views of the relative attractiveness of the Asian markets and particular issuers. For example, on January 31, 1998 (the end of the Fund's last fiscal year), more than 35% of the Fund's assets were invested in securities traded in Hong Kong. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Investments." The Fund may invest in the aggregate up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and in fixed-income securities.


                           DESCRIPTION OF SECURITIES


  The Funds may invest in equity and fixed income securities in accordance with the investment policies stated above. Certain of these permitted investments are described in more detail in this section.

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible securities in which the Funds invest are not subject to any minimum rating criteria. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund will invest in the securities of foreign issuers. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The expected introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro and the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities held by the Funds. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  Concentration of a Fund's assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund's assets were not geographically concentrated.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, each Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. Each Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or to sell foreign currency to seek to increase total return, the Fund will segregate cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  Each Fund may also engage in a variety of foreign currency management techniques. However, due to the limited market for these instruments with respect to the currencies of many Emerging Countries, including certain Asian countries, the Investment Advisers do not currently anticipate that a significant portion of International Equity, European Equity, International Small Cap, Emerging Markets Equity or Asia Growth Fund's currency exposure will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED-INCOME SECURITIES

  Each Fund may invest in fixed-income securities, including U.S. Government securities, corporate debt obligations, obligations issued by U.S. or foreign banks (including without limitation, time deposits, bankers' acceptances and certificates of deposit), mortgage-backed securities (including stripped mortgage-backed securities) and asset-backed securities.

  Investments in fixed-income securities may include obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  Fixed-income investments may also include investments in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.

  Each Fund (other than the CORE International Equity Fund, which only invests in debt instruments that are cash equivalents) may invest up to 35% of its total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed-income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, each Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing call and put options for hedging purposes, each Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities, foreign currencies, securities indices and other financial instruments and indices, whether domestic or foreign. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Future Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's NAV. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. The Funds may engage in futures transactions on both U.S. and foreign exchanges. Foreign exchanges may not provide the same protections as U.S. exchanges.

EQUITY SWAPS

  Each Fund may invest up to 10% of its total assets in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults. In connection with its investments in equity swaps, a Fund will either segregate cash or liquid assets or otherwise cover its obligations in a manner required by the SEC.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase or sell securities on a forward commitment basis; that is, make contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Conversely, securities sold on a forward commitment basis involve the risk that the value of the securities to be sold may increase prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so. A Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to the settlement date. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain stripped mortgage-backed securities, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options and certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities, subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. Each Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE International Equity Fund) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE International Equity Fund and Emerging Markets Equity Fund may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights;
(ii) currency swaps; (iii) other investment companies including World Equity Benchmark Shares and Standard & Poor's Depository Receipts; (iv) unseasoned companies; and (v) custodial receipts.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets. For more information, see the Additional Statement.


                                 RISK FACTORS

  RISKS OF INVESTING IN EQUITY SECURITIES. In general, the Funds are subject to the risks associated with investments in common stocks and other equity securities. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, certain foreign stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than larger market capitalization stocks. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms, less institutional investor interest and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities-- Foreign Investments." The International Equity, European Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may each invest without limit in the securities of issuers in Emerging Countries. The CORE International Equity Fund may invest up to 25% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such Countries or increase the administrative costs of such investments. For example, certain countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies" in the Additional Statement.

  Many Emerging Countries may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian, Eastern European and other Emerging Countries. Unanticipated political or social developments may affect the values of a Fund's investments. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. For example, in the past, Eastern European governments have expropriated substantial amounts of private property, and have not settled the claims of property owners. Similar expropriations could occur in the future.

  Starting in mid-1997 some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. This situation resulted in a significant drop in the securities prices of companies located in the region. Some countries have experienced government intervention, have sought assistance from the International Monetary Fund and are undergoing substantial domestic unrest. Although some countries are taking steps to restructure their financial sectors in a manner that may facilitate a return to long-term economic growth, there can be no assurance that these efforts will be successful or that their current problems will not persist. At the end of its last fiscal year, a substantial portion of the Asia Growth Fund was invested in securities traded in the Hong Kong market. In 1997, the sovereignty of Hong Kong reverted from the United Kingdom to China. Although Hong Kong is, by law, to maintain a high degree of autonomy, there can also be no assurance that the general economic position of Hong Kong will not be adversely affected as a result of the exercise of Chinese sovereignty over Hong Kong. In particular, business confidence in Hong Kong can be significantly affected by political developments and statements by public figures in China, which can in turn affect the performance of the securities markets. In addition, the reversion of Hong

Kong to China has created uncertainty as to future currency valuations relative to the U.S. dollar. Any future valuation changes could be adverse from the perspective of U.S. investors.

  Economies in individual Emerging Countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. A Fund's investment in Emerging Countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the Emerging Countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  SPECIAL RISKS OF INVESTMENTS IN THE JAPANESE MARKETS. The Japanese Equity Fund invests primarily in equity securities of Japanese companies. Accordingly, the Japanese Equity Fund's performance will be closely tied to economic and market conditions in Japan, and may be more volatile than more geographically diversified funds. Changes in regulatory, as well as tax or economic, policy in Japan could significantly affect the Japanese securities markets and, therefore, the Japanese Equity Fund's performance.

  Japan's economy, the second largest in the world, has grown substantially over the last three decades. Since 1990, however, Japan's economic growth has declined significantly, and is currently subject to deflationary pressures. In addition to this economic downturn, Japan is undergoing structural adjustments related to high wages and taxes, currency valuations and structural rigidities. Japan has also been experiencing notable uncertainty and loss of public confidence in connection with the reform of its political process and the deregulation of its economy. These conditions present risks to the Japanese Equity Fund and its ability to attain its investment objective.

  Japan's economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. A substantial rise in world oil or commodity prices, or a fall-off in Japan's manufactured exports, could be expected to adversely affect Japan's economy. In addition, Japan is vulnerable to earthquakes, volcanoes and other natural disasters. As of the date of this Prospectus, Japan's banking industry continued to suffer from non-performing loans, declining real estate values and lower valuations of securities holdings.

  The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those of U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than U.S. interest rates. These factors have contributed to lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  During the recent past the average stock market prices of Japanese companies, as measured by major indices such as the NIKKEI 225 Average, have experienced a substantial decline. It is not possible to determine whether this general decline will continue.

  RISKS OF INVESTING IN FIXED-INCOME SECURITIES. When interest rates decline, the market value of fixed- income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.

                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of the historical portfolio turnover rate of each Fund (other than the European Equity, Japanese Equity and International Small Cap Funds). It is anticipated that the annual portfolio turnover rates of the European Equity, Japanese Equity and International Small Cap Funds will generally not exceed 75%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise the Funds' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the CORE International Equity Fund. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organisation Limited in 1990 and registered as an investment adviser in 1991. As of August 21, 1998, GSAM and GSAMI, together with their affiliates, acted as investment adviser or distributor for assets in excess of $168 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and Additional Statements and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS


                                                              YEARS
                                                              PRIMARILY
           NAME AND TITLE          FUND RESPONSIBILITY        RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
           --------------          -------------------        ----------- ----------------------------
  Anna G. Antici                   Portfolio Manager--           Since      Ms. Antici joined the
   Vice President                  Emerging Markets              1998       Investment Adviser as a
                                                                            portfolio manager in
                                                                            1997. From 1974 to 1997,
                                                                            she was a Vice President
                                                                            for HSBC Asset
                                                                            Management, where she
                                                                            was a portfolio manager
                                                                            for emerging markets and
                                                                            head of the Latin
                                                                            American Department. In
                                                                            1993, she was a senior
                                                                            research analyst for
                                                                            Baring Securities.
------------------------------------------------------------------------------------------------------
  Robert A. Beckwitt               Senior Portfolio Manager--    Since      Mr. Beckwitt joined the
   Vice President and              Emerging Markets Equity       1997       Investment Adviser as a
   Co-Head Emerging Market                                                  portfolio manager in
   Equities                                                                 1996. From 1986 to 1996,
                                                                            he was Chief Investment
                                                                            Strategist-Portfolio
                                                                            Adviser to high net
                                                                            worth investors at
                                                                            Fidelity Investments.
------------------------------------------------------------------------------------------------------
  Guy P. de C. Bennett             Portfolio Manager--           Since      Mr. Bennett joined the
   Vice President                  International Equity          1997       Investment Adviser as a
                                   Senior Portfolio Manager--               portfolio manager in
                                   Japanese Equity               1998       1996 and is also co-head
                                                                            of GSAM's Japanese
                                                                            Equity Group in Tokyo.
                                                                            From 1984 to 1996, he
                                                                            was a portfolio manager
                                                                            and an Executive
                                                                            Director at CIN
                                                                            Management.
------------------------------------------------------------------------------------------------------
  Melissa Brown                    Senior Portfolio Manager--    Since      Ms. Brown joined the
   Vice President                  CORE International Equity     1998       Investment Adviser as a
                                                                            portfolio manager in
                                                                            1998. From 1984 to 1998,
                                                                            she was the director of
                                                                            Quantitative Equity
                                                                            Research and served on
                                                                            the Investment Policy
                                                                            Committee at Prudential
                                                                            Securities.
------------------------------------------------------------------------------------------------------
  Mark M. Carhart                  Senior Portfolio Manager--    Since      Mr. Carhart joined the
   Vice President                  CORE International Equity     1998       Investment Adviser as a
                                                                            member of the
                                                                            Quantitative Research
                                                                            and Risk Management team
                                                                            in 1997. From August
                                                                            1995 to September 1997,
                                                                            he was Assistant
                                                                            Professor of Finance at
                                                                            the Marshall School of
                                                                            Business at USC and a
                                                                            Senior Fellow of the
                                                                            Wharton Financial
                                                                            Institutions Center.
                                                                            From 1993 to 1995, he
                                                                            was a lecturer and
                                                                            graduate student at the
                                                                            University of Chicago
                                                                            Graduate School of
                                                                            Business.

                                                  YEARS
                                                  PRIMARILY
     NAME AND TITLE    FUND RESPONSIBILITY        RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
     --------------    -------------------        ----------- ----------------------------
  Kent A. Clark        Senior Portfolio Manager--    Since      Mr. Clark joined the
   Vice President      CORE International Equity     1997       Investment Adviser as a
                                                                portfolio manager in the
                                                                quantitative equity
                                                                management team in 1992.
                                                                Prior to joining the
                                                                Investment Adviser, Mr.
                                                                Clark was studying for a
                                                                Ph.D. in finance at the
                                                                University of Chicago.
------------------------------------------------------------------------------------------
  David Dick           Senior Portfolio Manager--    Since      Mr. Dick joined the
   Executive Director  European Equity               1998       Investment Adviser as a
                                                                senior portfolio manager
                                                                on the European Equity
                                                                team in 1998. From 1990
                                                                to 1998, he was with
                                                                Mercury Asset
                                                                Management, where he was
                                                                a portfolio manager for
                                                                european equity and was
                                                                head of Mercury's
                                                                european sector
                                                                strategy.
------------------------------------------------------------------------------------------
  Ivor H. Farman       Portfolio Manager--           Since      Mr. Farman joined the
   Executive Director  International Equity          1996       Investment Adviser as a
                       European Equity               1998       senior portfolio manager
                                                                in 1996. From 1995 to
                                                                1996, he was responsible
                                                                for originating and
                                                                marketing French equity
                                                                ideas at Exane in Paris.
                                                                Prior to 1995, he spent
                                                                five years engaged in
                                                                French equity research
                                                                and marketing at Banque
                                                                Nationale de Paris and
                                                                Schroders in London.
------------------------------------------------------------------------------------------
  Paul Greener         Portfolio Manager--           Since      Mr. Greener joined the
   Associate           CORE International Equity     1996       Investment Adviser as a
                       European Equity               1998       member of the Pan-
                                                                European Equity Team
                                                                responsible for European
                                                                general retailers,
                                                                business services and
                                                                technology sectors in
                                                                1996. From 1994 to 1996,
                                                                he was an equity analyst
                                                                at CIN Management. Prior
                                                                to 1994, he was a
                                                                student at the
                                                                University of
                                                                Birmingham.
------------------------------------------------------------------------------------------
  James P. Hordern     Portfolio Manager--           Since      Mr. Hordern joined the
   Executive Director  International Small Cap       1998       Investment Adviser as a
                                                                portfolio manager in
                                                                1997. From 1991 to 1997,
                                                                he was an Assistant
                                                                Director and portfolio
                                                                manager at Mercury Asset
                                                                Management on the
                                                                European Specialist
                                                                Team.
------------------------------------------------------------------------------------------
  Raymond J. Iwanowski Portfolio Manager--           Since      Mr. Iwanowski joined the
   Vice President      CORE International Equity     1998       Investment Adviser as an
                                                                associate and portfolio
                                                                manager in 1997. From
                                                                1993 to 1997, he was a
                                                                Vice President and head
                                                                of the Fixed Derivatives
                                                                Client Research group at
                                                                Salomon Brothers. Prior
                                                                to 1993, he was a
                                                                lecturer and graduate
                                                                student at the
                                                                University of Chicago
                                                                Graduate School of
                                                                Business.
------------------------------------------------------------------------------------------
  Robert C. Jones      Senior Portfolio Manager--    Since      Mr. Jones joined the
   Managing Director   CORE International Equity     1997       Investment Adviser as a
                                                                portfolio manager in
                                                                1989. From 1987 to 1989,
                                                                he was the senior
                                                                quantitative analyst in
                                                                the Goldman, Sachs & Co.
                                                                Investment Research
                                                                Department.
------------------------------------------------------------------------------------------
  Shigeka Kouda        Portfolio Manager--           Since      Mr. Kouda joined the
   Vice President      Japanese Equity               1998       Investment Adviser as a
                                                                portfolio manager in
                                                                1997. From 1992 to 1997,
                                                                he was at the Fixed
                                                                Income Division of
                                                                Goldman Sachs (Japan)
                                                                Limited, where he was
                                                                extensively involved in
                                                                emerging markets trading
                                                                as well as International
                                                                Fixed Income
                                                                institutional sales.

                                                     YEARS
                                                     PRIMARILY
      NAME AND TITLE      FUND RESPONSIBILITY        RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
      --------------      -------------------        ----------- ----------------------------
  Ralf Laier              Portfolio Manager--           Since      Mr. Laier joined the
   Vice President         Emerging Markets              1998       Investment Adviser as a
                                                                   portfolio manager with a
                                                                   focus on Central/Eastern
                                                                   Europe (CEE) and the
                                                                   Commonwealth of
                                                                   Independent States (CIS)
                                                                   in 1997. Prior to
                                                                   joining the Investment
                                                                   Adviser, from 1995 to
                                                                   1997, he was Vice
                                                                   President of Soros
                                                                   Global Research where he
                                                                   analyzed investment
                                                                   opportunities in CEE/CI.
                                                                   From 1994 to 1995, he
                                                                   achieved a Ph.D. from
                                                                   the Academy of Economics
                                                                   in Pozan, Poland, and
                                                                   from 1992 to 1994 he
                                                                   worked for the Polish
                                                                   Ministry of
                                                                   Privatization as a
                                                                   Project Director
                                                                   developing privatization
                                                                   strategies for several
                                                                   industry sectors.
---------------------------------------------------------------------------------------------
  Alice Lui               Portfolio Manager--           Since      Ms. Lui joined the
   Vice President         Asia Growth                   1994       Investment Adviser
                                                                   as a portfolio manager
                                                                   in 1990. Prior to 1990,
                                                                   she was a management
                                                                   consultant with Andersen
                                                                   Consulting in Hong Kong.
---------------------------------------------------------------------------------------------
  Shogo Maeda             Portfolio Manager--           Since      Mr. Maeda joined the
   Managing Director      International Equity          1994       Investment Adviser as a
                          International Small Cap       1998       portfolio manager in
                          Senior Portfolio Manager--               1994. From 1987 to 1994,
                          Japanese Equity               1998       he worked at Nomura
                                                                   Investment Management
                                                                   Incorporated as a Senior
                                                                   Portfolio Manager.
---------------------------------------------------------------------------------------------
  Warwick M. Negus        Senior Portfolio Manager--    Since      Mr. Negus joined the
   Managing Director and  Asia Growth                   1994       Investment Adviser as a
   Co-Head Emerging       Portfolio Manager--                      portfolio manager in
   Market                 International Equity          1994       1994. From 1987 to 1994,
   Equities               Emerging Markets Equity       1997       he was a Vice President
                          International Small Cap       1998       of Bankers Trust
                                                                   Australia Ltd where he
                                                                   was the Chief Investment
                                                                   Officer of their
                                                                   Southeast Asian
                                                                   investment team. He is
                                                                   also a member of Goldman
                                                                   Sachs Asset Management's
                                                                   global asset allocation
                                                                   committee.
---------------------------------------------------------------------------------------------
  Susan Noble             Senior Portfolio Manager--    Since      Ms. Noble joined the
   Executive Director     International Equity          1998       Investment Adviser as a
                          European Equity               1998       senior portfolio manager
                                                                   and head of the European
                                                                   Equity team in October
                                                                   1997. From 1986 to 1997,
                                                                   she worked at Fleming
                                                                   Investment Management in
                                                                   London, where she most
                                                                   recently was Portfolio
                                                                   Management Director for
                                                                   the European equity
                                                                   investment strategy and
                                                                   process.
---------------------------------------------------------------------------------------------
  Ebru Ozsezgin           Portfolio Manager--           Since      Ms. Ozsezgin joined the
   Vice President         Emerging Markets              1998       Investment Adviser as a
                                                                   portfolio manager with a
                                                                   focus on the
                                                                   Mediterranean and Middle
                                                                   East region in 1997.
                                                                   From 1996 to 1997, she
                                                                   was a portfolio manager
                                                                   at Foreign & Colonial,
                                                                   responsible for Middle
                                                                   East investments. From
                                                                   1994 to 1996, she was a
                                                                   fund manager with
                                                                   Framlington Investment
                                                                   Management. From 1990 to
                                                                   1994, she was a manager
                                                                   at Global Securities
                                                                   Ltd.

                                                 YEARS
                                                 PRIMARILY
    NAME AND TITLE    FUND RESPONSIBILITY        RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
    --------------    -------------------        ----------- ----------------------------
  Victor H. Pinter    Senior Portfolio Manager--    Since      Mr. Pinter joined the
   Vice President     CORE International Equity     1997       Investment Adviser as a
                                                               portfolio manager in
                                                               1990. From 1985 to 1990,
                                                               he was a project manager
                                                               in the Information
                                                               Technology Division of
                                                               the Investment Adviser.
-----------------------------------------------------------------------------------------
  Ramakrishna Shankar Portfolio Manager--           Since      Mr. Shankar joined the
   Vice President     Asia Growth                   1997       Investment Adviser as a
                      Emerging Markets Equity       1998       portfolio manager in
                                                               1997. From July 1996 to
                                                               1997, he worked for
                                                               Goldman, Sachs & Co. in
                                                               Singapore as a strategic
                                                               advisor for transactions
                                                               involving infrastructure
                                                               industries in Asia. From
                                                               1988 to 1996, he worked
                                                               at Goldman, Sachs & Co.
                                                               as an investment banker
                                                               in the Investment
                                                               Banking Division.
-----------------------------------------------------------------------------------------
  Miyako Shibamoto    Portfolio Manager--           Since      Ms. Shibamoto joined the
   Vice President     Japanese Equity               1998       Investment Adviser as a
                                                               member of the Japanese
                                                               Equity team in March
                                                               1998. From 1993 to 1998,
                                                               she was a Vice President
                                                               at Scudder Stevens and
                                                               Clark (Japan).
-----------------------------------------------------------------------------------------
  Andrew Shrimpton    Portfolio Manager--           Since      Mr. Shrimpton joined the
   Vice President     Emerging Markets              1998       Investment Adviser as a
                                                               portfolio manager with a
                                                               focus on Africa as well
                                                               as the financial
                                                               industry in the EMEA
                                                               region in 1996. Prior to
                                                               joining the Investment
                                                               Adviser, since 1985, he
                                                               was a UK equity analyst
                                                               and portfolio manager
                                                               for CIN Management,
                                                               where he initiated CIN
                                                               Management's first
                                                               investments in Latin
                                                               America.
-----------------------------------------------------------------------------------------
  Robert Stewart      Portfolio Manager--           Since      Mr. Stewart joined the
   Vice President     Japanese Equity               1998       Investment Adviser as a
                                                               portfolio manager in
                                                               1996. Prior to 1996, he
                                                               was at CIN Management
                                                               for seven years as a
                                                               portfolio manager,
                                                               managing Japanese
                                                               equities.
-----------------------------------------------------------------------------------------
  Takeya Suzuki       Portfolio Manager--           Since      Mr. Suzuki joined the
   Vice President     Japanese Equity               1998       Investment Adviser as a
                                                               portfolio manager in
                                                               1996. From 1990 to 1996,
                                                               he was a Japanese equity
                                                               portfolio manager at
                                                               Nomura Investment
                                                               Management where he
                                                               actively managed assets
                                                               for U.S. pension funds.
-----------------------------------------------------------------------------------------
  Danny Truell        Senior Portfolio Manager--    Since      Mr. Truell joined the
   Executive Director European Equity               1998       Investment Adviser as a
                                                               senior portfolio manager
                                                               and head of UK equities
                                                               in 1998. From 1992 to
                                                               1996, he was Investment
                                                               Banking Executive
                                                               Director for SBC Warburg
                                                               and Chief Asian Equity
                                                               Strategist. From 1986 to
                                                               1992, he was Assistant
                                                               Director of Fund
                                                               Management at CIN
                                                               Management.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Adviser will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells Shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Adviser's brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                               FOR THE FISCAL
                                                CONTRACTUAL YEAR OR PERIOD ENDED
                                                   RATE*     JANUARY 31, 1998*
                                                ----------- --------------------
     GSAM
    --------
     CORE International Equity ................    0.85%           0.75%
     GSAMI
    ---------
     International Equity......................    1.00%           0.90%
     European Equity...........................    1.00%             N/A
     Japanese Equity...........................    1.00%             N/A
     International Small Cap...................    1.20%             N/A
     Emerging Markets Equity...................    1.20%           1.10%
     Asia Growth...............................    1.00%           0.86%

---------------------
*All numbers are annualized. The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. Effective September 1, 1998, the management fee for the CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds will equal 0.85%, 1.00%, 1.20% and 1.00%, respectively. As of January 31, 1998, the Japanese Equity, International Small Cap and European Equity Funds had not commenced operations.

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding management fees, service fees, transfer agency fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.12%, 0.10%, 0.10%, 0.01%, 0.16%, 0.15% and 0.16% per annum of the average daily net assets of the CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds, respectively. Such reductions or limits, if any, may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of

Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management-- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's Shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding a Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is entitled to receive a transfer agency fee with respect to each Fund's Institutional and Service Shares equal, on an annual basis, to 0.04% of average daily net assets.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold Shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the Shares acquired for its own account.

YEAR 2000

  Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the Investment Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Investment Adviser and the Funds' other service providers will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.


                                   EXPENSES

  The Funds are responsible for the payment of their expenses. The expenses include, without limitation, the fees payable to the Investment Adviser; custodial and transfer agency fees; service fees paid to Service Organizations; brokerage fees and commissions; filing fees for the registration or qualification of the Fund's Shares under federal or state securities laws; organizational expenses; fees and expenses incurred in connection with membership in investment company organizations; taxes; interest; costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law; legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Funds); expenses of preparing and setting in type prospectuses, Additional Statements, proxy material, reports and notices and the printing and distributing of the same to shareholders and regulatory authorities; compensation and expenses of the Trust's "non-interested" Trustees; and extraordinary organizational expenses, if any, incurred by the Trust.


                                NET ASSET VALUE

  The NAV per Share of each Class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). The NAV per share of each Class is calculated by determining the net assets attributed to each Class and dividing by the number of outstanding Shares of that Class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at NAV. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance data which are based on the NAV per Share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.

  Each Fund's total return will be calculated separately for each Class of Shares in existence. Because each Class of Shares may be subject to different expenses, the total return calculations with respect to each Class of Shares for the same period will differ. See "Shares of the Trust."

  The Funds' performance quotations do not reflect any fees charged by a Service Organization to its customer accounts in connection with investments in the Funds. The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time make a list of their holdings available to investors upon request.

                              SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. Each Fund (except the European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and CORE International Equity Funds) was formerly a series of Goldman Sachs Equity Portfolios, Inc., a Maryland corporation, and was reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify Shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of Shares into one or more Classes. Information about the Trust's other series and classes is contained in separate prospectuses.

  When issued, Shares are fully paid and non-assessable. In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to the shareholders of such Class. All Shares, are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per Share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the NAVs represented by their shares.

  As of September 21, 1998, The Goldman Sachs Group LP, 85 Broad Street, 10th floor, New York, New York 10004 was recordholder of 65.15% and 29.40% of the Japanese Equity and International Small Cap Funds outstanding Shares. The Goldman Sachs CORE International Equity Omnibus A/C--Growth & Income Strategy and Goldman Sachs CORE International Equity Omnibus A/C--Growth Strategy, 4900 Sears Tower, Chicago, Illinois 60606 was recordholder of 35.37% and 30.03%, respectively of CORE International Equity Fund's outstanding shares.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' Shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund Shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The European Equity, Japanese Equity and International Small Cap Funds intend to elect and each other Fund has elected to be treated as a regulated investment company, and each Fund intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed as long-term capital gain, regardless of the length of time a shareholder has held Shares or whether such gain was reflected in the price paid for the Shares. These tax consequences will apply whether distributions are received in cash or reinvested in Shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Dividends paid by the Funds are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying Shares immediately prior to a distribution. Investors who purchase Shares shortly before the record date for a distribution will pay a per Share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of Shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty, if any) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds may elect to pass such foreign taxes through to their shareholders, who would then take such taxes into account on their own tax returns. Alternatively, the Funds may simply deduct such taxes in determining the amounts available for distribution to shareholders. Generally, the Funds have taken the latter approach and anticipate that they may continue to do so.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in Shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            REPORTS TO SHAREHOLDERS


  Recordholders of Institutional Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. To eliminate unnecessary duplications, only one copy of such reports may be sent to recordholders with the same mailing address. Recordholders of Institutional Shares who desire a duplicate copy of such reports to be mailed to their residence should contact Goldman Sachs as provided below. Each recordholder of Institutional Shares will also be provided with a printed confirmation for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide subaccounting services with respect to beneficial ownership of Institutional Shares.


                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by a Fund on its outstanding Institutional Shares will, at the election of each shareholder, be paid: (i) in cash; or (ii) in additional Institutional Shares of such Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Institutional Shares of the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in additional Institutional Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Institutional Shares of a Fund.

  Each Fund intends that all or substantially all its net investment income and net capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. Each Fund will pay dividends from net investment income, and dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of a Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of Shares of a Fund, a portion of the NAV per Share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such Shares from such income or realized appreciation may be taxable to the investor even if the NAV of the investor's Shares is, as a result of the distributions, reduced below the cost of such Shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                       PURCHASE OF INSTITUTIONAL SHARES


  Institutional Shares may be purchased on any Business Day at the NAV per Share next determined after receipt of an order. No sales load will be charged. Currently, the NAV is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time) as described under "Net Asset Value." Purchases of Institutional Shares of the Funds must be settled within 3 Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of Shares purchased by check may be delayed for a period of time as described under "Redemption of Institutional Shares."

  Prior to making an initial investment in a Fund, an investor must open an account with a Fund by furnishing necessary information to the Fund or Goldman Sachs. An Account Information Form, a copy of which is attached to this Prospectus, should be used to open such an account. Subsequent purchases may be made in the manner set forth below.

PURCHASE PROCEDURES

  Purchases of Institutional Shares may be made by qualified investors by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street Bank or initiating an ACH transfer. Purchases may also be made by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs International Equity Funds--Name of Fund and Class of Shares" and should be directed to "Goldman Sachs International Equity Funds--Name of Fund and Class of Shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

MINIMUM INITIAL INVESTMENTS

  Institutional Shares of the Fund are offered to: (a) banks, trust companies or other types of depository institutions investing for their own account or on behalf of their clients; (b) pension and profit sharing plans, pension funds and other company-sponsored benefit plans; (c) any state, county, city or any instrumentality, department, authority or agency thereof; (d) corporations and other for-profit business organizations with assets of at least $100 million or publicly traded securities outstanding; (e) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; and (f) registered investment advisers investing for accounts for which they receive asset-based fees. With respect to these investors, the minimum initial investment is $1,000,000 in Institutional Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates.

  The minimum initial investment in Institutional Shares for (a) individual investors; (b) qualified non-profit organizations, charitable trusts, foundations and endowments; and (c) accounts over which GSAM or its advisory affiliates have investment discretion is $10,000,000.

  The foregoing minimum investment requirements may be waived at the discretion of the Trust's officers. In addition, the minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates or for other investors at the discretion of the Trust's officers. No minimum amount is required for subsequent investments.

OTHER PURCHASE INFORMATION

  The Trust may authorize certain institutions (including banks, trust companies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf, purchase, redemption and exchange orders placed by or on behalf of such customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form by or on behalf of a customer when the order is accepted by the authorized institution or intermediary on a Business Day, and the order will be priced at a Fund's NAV per Share next determined after such acceptance. The institution or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer should contact an institution to learn whether it is authorized to accept orders for the Trust. Such institutions may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to the Funds' Institutional Shares. These payments may be in addition to other servicing and/or sub-transfer agency payments borne by the Funds and their Share Classes.

  The Investment Adviser, Distributor, and/or their affiliates also pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected institutions (including banks, trust companies, brokers and investment advisers) and other persons in connection with the sale and/or servicing of Shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time clients' assets have remained in the Trust), and subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among institutions depending upon such factors as the amounts their clients have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed .50% (annualized) of the amount invested. For further information, see the Additional Statement.

  The Funds reserve the right to redeem the Institutional Shares of any shareholder of record whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a recordholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give 60 days' prior written notice to recordholders whose Institutional Shares are being redeemed to allow them to purchase sufficient additional Institutional Shares of a Fund to avoid such redemption.

  The Funds and Goldman Sachs each reserve the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchasers' pattern of frequent purchases, sales or exchanges of Institutional Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of Shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

                              EXCHANGE PRIVILEGE


  Institutional Shares of the Fund may be exchanged for: (i) Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose; and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the NAV next determined either by writing to Goldman Sachs, Attention: Goldman Sachs International Equity Funds--Name of Fund and Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its Shares and consider its investment objective, policies and applicable fees before making an exchange. Under the telephone exchange privilege, Institutional Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "Redemption of Institutional Shares."

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Institutional Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Institutional Shares surrendered in the exchange on which an investor may realize a gain or loss, followed by a purchase of Institutional Shares, or the corresponding class of any Goldman Sachs Money Market Fund received in the exchange. Shareholders should consult their own tax adviser concerning the tax consequences of an exchange.

  Each exchange which represents an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the Institutional Shares are being exchanged, except that this requirement may be waived at the discretion of the officers of the Fund. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be materially modified or withdrawn at any time on 60 days' written notice to Institutional Shareholders and is subject to certain limitations. See "Purchase of Institutional Shares."


                      REDEMPTION OF INSTITUTIONAL SHARES


  The Funds will redeem their Institutional Shares upon request of a recordholder of such Shares on any Business Day at the NAV next determined after receipt of a request in proper form by Goldman Sachs from the recordholder. (See "Purchase of Institutional Shares--Other Purchase Information" for a description of limited situations where an institution or other intermediary may be authorized to accept requests for the Funds.) If Institutional Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Institutional Shares. This may take up to 15 days. Redemption requests may be made by a shareholder of record by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. A shareholder of record may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form accompanying this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  Written requests for redemptions must be signed by each recordholder whose signature has been guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the recordholder's Account Information Form or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three Business Days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would originally be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three Business Days of receipt of a properly executed redemption request. In order to change the bank designated on the Account Information Form to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the recordholder's bank in the transfer process. If a problem with such performance arises, the recordholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by Goldman Sachs. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

  Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by an institution.

                             ---------------------

                                 APPENDIX A



   GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON ACCOUNT
                               INFORMATION FORM

  You are required by law to provide a Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to a Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to a Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Code and consult your tax adviser.

                                  APPENDIX B

                      GOLDMAN SACHS EUROPEAN EQUITY FUND
   PRIOR PERFORMANCE OF SIMILARLY ADVISED ACCOUNTS OF THE INVESTMENT ADVISER

                                                                       FT/S&P
                                                          EUROPEAN   ACTUARIES
                                                           EQUITY   EUROPE INDEX
                                                          COMPOSITE  (UNHEDGED)
                                                          --------- ------------
1/1/1998-6/30/1998.......................................  25.40%      26.09%
1997.....................................................  19.54%      23.66%
1996.....................................................  41.89%      23.51%
1995.....................................................  29.93%      22.17%
1994.....................................................   8.38%       2.95%
10/1/93-12/31/93.........................................   4.16%       9.12%

                                                              AVERAGE ANNUAL
                                                               TOTAL RETURN
                                                           ---------------------
                                                           ONE YEAR     SINCE
                                                             ENDED    INCEPTION
                                                           6/30/1998 (10/1/1993)
                                                           --------- -----------
European Equity Composite.................................  34.35%     27.06%
FT/S&P Actuaries Europe
 Index (unhedged).........................................  37.39%     22.72%

  The preceding table sets forth the Investment Adviser's composite performance data relating to the historical performance of all discretionary private accounts managed by the Investment Adviser that have investment objectives, policies, and strategies substantially similar to the European Equity Fund. The information is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as measured against the FT/S&P Actuaries Europe Index (unhedged) and does not represent the performance of the European Equity Fund. Investors should not consider this performance data as a substitute for the performance of the European Equity Fund nor should investors consider this data as an indication of future performance of the European Equity Fund or of the Investment Adviser. The FT/S&P Actuaries Europe Index (unhedged) is unmanaged and investors cannot invest directly in the index.

  In accordance with the standards of the Association for Investment Management and Research ("AIMR"), the Investment Adviser's composite performance data was calculated on a time-weighted and asset-weighted total return basis which includes realized and unrealized gains and losses plus income. Total return performance of the European Equity Fund will be calculated in accordance with the regulations of the SEC. The SEC standardized average annual total return is neither time-weighted nor asset-weighted and is determined for specified periods by computing the annual percentage change in the value of an initial amount that is invested in a share class of the Fund at the maximum public offering price. Investors should be aware that the differences in methodology between AIMR and SEC requirements could result in different performance data for identical time periods.

  The actual expenses of the private accounts included in the composite were lower than the estimated expenses of the Fund. Accordingly, the performance record of the composite has been adjusted downward based on the estimated expenses of the Institutional Shares of the European Equity Fund during its first year of operations. All returns presented reflect the reinvestment of dividends and other earnings. The private accounts are not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the European Equity Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. Consequently, the performance results of the Investment Adviser's composite could have been adversely affected if the private accounts had been regulated as investment companies under the federal securities laws.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550

EQINTLPROINS
502073
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS

INTERNATIONAL
EQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

INSTITUTIONAL SHARES



LOGO
Goldman
Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROSPECTUS
October 1, 1998     GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS
                            CLASS A, B AND C SHARES

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
  Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

GOLDMAN SACHS EUROPEAN EQUITY FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of European companies.

GOLDMAN SACHS JAPANESE EQUITY FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of Japanese companies.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of companies with public stock market capitalizations of $1 billion or less at the time of investment that are organized outside the U.S. or whose securities are principally traded outside the U.S.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of emerging country issuers.

GOLDMAN SACHS ASIA GROWTH FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of companies related (in the manner described herein) to Asian coun-tries.

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to each other Fund. GSAM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated October 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                        (continued on next page)

  A FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS QUOTED IN U.S. DOLLARS, INCLUDING RISKS RELATING TO CHANGES IN RELATIVE CURRENCY EXCHANGE RATES OR (AS IN THE CASE OF THE EXPECTED INTRODUCTION OF THE EURO) THE CREATION OF NEW CURRENCIES. THE SECURITIES MARKETS OF ASIAN, LATIN AMERICAN, EASTERN EUROPEAN, AFRICAN AND OTHER EMERGING COUNTRIES IN WHICH THE CORE INTERNATIONAL EQUITY FUND CAN INVEST A PORTION OF ITS ASSETS AND THE EUROPEAN EQUITY, INTERNATIONAL SMALL CAP, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND ASIA GROWTH FUNDS MAY INVEST WITHOUT LIMIT, ARE LESS LIQUID, ARE ESPECIALLY SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. FURTHER, INVESTMENT IN EQUITY SECURITIES OF ISSUERS LOCATED IN RUSSIA AND CERTAIN OTHER EMERGING COUNTRIES INVOLVES RISK OF LOSS RESULTING FROM PROBLEMS IN SHARE REGISTRATION AND CUSTODY AND SUBSTANTIAL ECONOMIC AND POLITICAL DISRUPTIONS, WHICH RISKS ARE NOT NORMALLY ASSOCIATED WITH INVESTMENT IN MORE DEVELOPED COUNTRIES. FUNDS THAT INVEST IN FOREIGN SECURITIES AND EMERGING MARKETS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THESE INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. THE EUROPEAN EQUITY, JAPANESE EQUITY AND ASIA GROWTH FUNDS WILL BE PARTICULARLY SUBJECT TO EVENTS AFFECTING THE MARKETS IN WHICH THESE FUNDS CONCENTRATE THEIR INVESTMENTS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."


                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    7
Financial Highlights...............   11
Investment Objectives and Policies.   15
Description of Securities..........   20
Investment Techniques..............   24
Risk Factors.......................   28
Investment Restrictions............   31
Portfolio Turnover.................   32
Management.........................   32
Expenses ..........................   39
Reports to Shareholders............   39
How to Invest......................   40

                                     PAGE
                                     ----
Services Available to Shareholders.   46
Distribution and Service Plans.....   49
How to Sell Shares of the Funds....   50
Dividends..........................   51
Net Asset Value....................   52
Performance Information............   52
Shares of the Trust................   53
Taxation...........................   54
Additional Information.............   55
Appendix A ........................  A-1
Appendix B.........................  B-1
Account Application

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares ("Shares") in several investment funds (commonly known as mutual funds (the "Funds")). Each Fund pools the monies of investors by selling its Shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. Each Fund is a "diversified open-end management company" as defined in the Investment Company Act of 1940, as amended (the "Act"). For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

 FUND NAME      INVESTMENT OBJECTIVES       INVESTMENT CRITERIA             BENCHMARK
--------------  ---------------------  ------------------------------ ---------------------
 CORE           Long-term growth of    At least 90% of total assets   EAFE Index (unhedged)
 INTERNATIONAL  capital.               in equity securities of
 EQUITY FUND                           companies organized outside
                                       the United States or whose
                                       securities are principally
                                       traded outside the United
                                       States. The Fund seeks broad
                                       representation of large cap
                                       issuers across major countries
                                       and sectors of the
                                       international economy. The
                                       Fund's investments are
                                       selected using both a variety
                                       of quantitative techniques and
                                       fundamental research in
                                       seeking to maximize the Fund's
                                       expected return, while
                                       maintaining risk, style,
                                       capitalization and industry
                                       characteristics similar to the
                                       unhedged Morgan Stanley
                                       Capital International (MSCI)
                                       Europe, Australasia and Far
                                       East Index (the "EAFE Index").
                                       The Fund may employ certain
                                       currency management
                                       techniques.
-------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term capital      Substantially all, and at      FT/S&P Actuaries
 EQUITY FUND    appreciation.          least 65%, of total assets in  Europe & Pacific
                                       equity securities of companies Index (unhedged)
                                       organized outside the United
                                       States or whose securities are
                                       principally traded outside the
                                       United States. The Fund may
                                       employ currency management
                                       techniques.
-------------------------------------------------------------------------------------------
 EUROPEAN       Long-term capital      Substantially all, and at      FT/S&P Actuaries
 EQUITY FUND    appreciation.          least 65%, of total assets in  Europe Index
                                       equity securities of European  (unhedged)
                                       companies. The Fund may employ
                                       currency management
                                       techniques.

 FUND NAME      INVESTMENT OBJECTIVES       INVESTMENT CRITERIA             BENCHMARK
--------------  ---------------------  ------------------------------ ---------------------
 JAPANESE       Long-term capital      Substantially all, and at      Tokyo Price Index
 EQUITY FUND    appreciation.          least 65%, of total assets in  ("TOPIX")
                                       equity securities of Japanese
                                       companies. The Fund may employ
                                       currency management
                                       techniques.
-------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term capital      Substantially all, and at      Morgan Stanley
 SMALL CAP      appreciation.          least 65%, of total assets in  Capital International
 FUND                                  equity securities of companies EAFE Small Cap Index
                                       with public stock market
                                       capitalizations of $1 billion
                                       or less at the time of
                                       investment that are organized
                                       outside the United States or
                                       whose securities are
                                       principally traded outside the
                                       United States. The Fund may
                                       employ currency management
                                       techniques.
-------------------------------------------------------------------------------------------
 EMERGING       Long-term capital      Substantially all, and at      Morgan Stanley
 MARKETS        appreciation.          least 65%, of total assets in  Capital International
 EQUITY FUND                           equity securities of emerging  Emerging Markets Free
                                       country issuers. The Fund may  Index
                                       employ certain currency
                                       management techniques.
-------------------------------------------------------------------------------------------
 ASIA GROWTH    Long-term capital      Substantially all, and at      Morgan Stanley
 FUND           appreciation.          least 65%, of total assets in  Capital International
                                       equity securities of companies All Country Asia Free
                                       in China, Hong Kong, India,    ex-Japan Index
                                       Indonesia, Malaysia, Pakistan,
                                       the Philippines,
                                       Singapore, South Korea, Sri
                                       Lanka, Taiwan, Thailand and
                                       other Asian countries. The
                                       Fund may employ certain
                                       currency management
                                       techniques.

  WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's Share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

   Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates (or, as in the case of the expected introduction of the euro next year, the creation of new currencies), political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada, Australia, New Zealand and Japan. In addition, because the Funds invest primarily outside the United States, they may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. The securities markets of Emerging Countries, including those in Asia, Latin America, Eastern Europe and Africa are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

  Risks of Investing in Japanese Markets. The Japanese Equity Fund will concentrate in Japanese securities and therefore, will be particularly subject to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International serves as Investment Adviser to each other Fund. As of August 21, 1998, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $168 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

  Goldman Sachs acts as distributor of each Fund's Shares (the "Distributor").

 WHAT IS THE MINIMUM INVESTMENT?


                                                                 MINIMUM
                                                           --------------------
                                                           INITIAL
                                                           PURCHASE ADDITIONAL
TYPE OF PURCHASE                                            AMOUNT  INVESTMENTS
----------------                                           -------- -----------
Regular Purchases.........................................  $1,000      $50
Tax-Sheltered Retirement Plans (excluding SIMPLE IRAs and
 Education IRAs) and UGMA/UTMA Purchases..................  $  250      $50
SIMPLE IRAs and Education IRAs............................  $   50      $50
Automatic Investment Plan.................................  $   50      $50
403(b) Plans..............................................  $  200      $50

  For further information, see "How to Invest--How to Buy Shares of the Funds" on page 41.

 HOW DO I PURCHASE SHARES?


  You may purchase Shares of the Funds through Goldman Sachs and certain investment dealers, including members of the National Association of Securities Dealers, Inc. (the "NASD") and certain other financial service firms that have agreements with Goldman Sachs relating to the sale of Shares ("Authorized Dealers"). See "How to Invest" on page 40.

 WHAT ARE MY PURCHASE ALTERNATIVES?


  The Funds offer three classes of Shares through this Prospectus. These Shares may be purchased, at the investor's choice, at a price equal to their next determined net asset value ("NAV") (i) plus an initial sales charge imposed at the time of purchase ("Class A Shares"); (ii) with a contingent deferred sales charge (CDSC) imposed on redemptions within six years of purchase ("Class B Shares"); or (iii) without any initial sales charge or CDSC, as long as Shares are held for one year or more ("Class C Shares"). Direct purchases of $1 million or more of Class A Shares will be sold without an initial sales charge and may be subject to a CDSC at the time of certain redemptions.

                            MAXIMUM INITIAL                   MAXIMUM CONTINGENT
   ALL FUNDS                 SALES CHARGE                   DEFERRED SALES CHARGE
   ---------                ---------------                 ---------------------
   Class A.................      5.5%                            (See above)
   Class B.................       N/A                 5% declining to 0% after six years
   Class C.................       N/A       1% if Shares are redeemed within 12 months of purchase

  Over time, the CDSC and distribution and service fees attributable to Class B or Class C Shares will exceed the initial sales charge and the distribution and service fees attributable to Class A Shares. Class B Shares convert to Class A Shares, which are subject to lower distribution and service fees, eight years after initial purchase. Class C Shares, which are subject to the same distribution and service fees as Class B Shares, do not convert to Class A Shares and are subject to the higher distribution and service fees indefinitely. See "How to Invest--Alternative Purchase Arrangements" on page 40.

 HOW DO I SELL MY SHARES?


  You may redeem Shares upon request on any Business Day, as defined under "Additional Information," at the NAV next determined after receipt of such request in proper form, subject to any applicable CDSC. See "How to Sell Shares of the Funds."
 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


 INVESTMENT INCOME DIVIDENDS                                     CAPITAL GAINS
      DECLARED AND PAID                                          DISTRIBUTIONS
 ---------------------------                                     -------------
          Annually                                                 Annually

  You may receive dividends and distributions in additional Shares of the same Class of the Fund in which you have invested or you may elect to receive them in cash, Shares of the same Class of other mutual funds sponsored by Goldman Sachs (the "Goldman Sachs Funds") or ILA Service Units of the Prime Obligations Portfolio or the Tax-Exempt Diversified Portfolio, if you hold Class A Shares of a Fund, or ILA Class B or Class C Units of the Prime Obligations Portfolio, if you hold Class B or Class C Shares of a Fund (the "ILA Portfolios"). For further information concerning dividends and distributions, see "Dividends."

                               FEES AND EXPENSES

                               CORE                             INT'L                          EUROPEAN
                               INT'L                           EQUITY                           EQUITY
                            EQUITY FUND                         FUND                             FUND
                      -----------------------------    -----------------------------    -----------------------------
                      CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
                      -------    -------    -------    -------    -------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge
  Imposed on
  Purchases..........   5.5%/1/   none       none        5.5%/1/   none       none        5.5%/1/   none       none
 Maximum Sales Charge
  Imposed on
  Reinvested
  Dividends..........  none       none       none       none       none       none       none       none       none
 Maximum Deferred
  Sales Charge.......  none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/    1.0%/3/
 Redemption Fees/4/..  none       none       none       none       none       none       none       none       none
 Exchange Fees/4/....  none       none       none       none       none       none       none       none       none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average daily net assets)/5/
 Management Fees.....  0.85%      0.85%      0.85%      1.00%      1.00%      1.00%      1.00%      1.00%      1.00%
 Distribution and
  Service Fees.......  0.50%      1.00%      1.00%      0.50%      1.00%      1.00%      0.50%      1.00%      1.00%
 Other Expenses
  (after waivers and
  reimbursements)/6/.. 0.31%      0.31%      0.31%      0.29%      0.29%      0.29%      0.29%      0.29%      0.29%
                       ----       ----       ----       ----       ----       ----       ----       ----       ----
TOTAL FUND OPERATING
 EXPENSES (AFTER
 WAIVERS AND
 REIMBURSEMENTS)/7/..  1.66%      2.16%      2.16%      1.79%      2.29%      2.29%      1.79%      2.29%      2.29%
                       ====       ====       ====       ====       ====       ====       ====       ====       ====
                               INT'L                          EMERGING                           ASIA
                             SMALL CAP                         MARKETS                          GROWTH
                               FUND                          EQUITY FUND                         FUND
                      -----------------------------    -----------------------------    -----------------------------
                      CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
                      -------    -------    -------    -------    -------    -------    -------    -------    -------
SHAREHOLDER
 TRANSACTION
 EXPENSES:
 Maximum Sales Charge
  Imposed on
  Purchases..........   5.5%/1/   none       none        5.5%/1/   none       none        5.5%/1/   none       none
 Maximum Sales Charge
  Imposed on
  Reinvested
  Dividends..........  none       none       none       none       none       none       none       none       none
 Maximum Deferred
  Sales Charge.......  none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/    1.0%/3/
 Redemption Fees/4/..  none       none       none       none       none       none       none       none       none
 Exchange Fees/4/....  none       none       none       none       none       none       none       none       none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)/5/
 Management Fees.....  1.20%      1.20%      1.20%      1.20%      1.20%      1.20%      1.00%      1.00%      1.00%
 Distribution and
  Service Fees.......  0.50%      1.00%      1.00%      0.50%      1.00%      1.00%      0.50%      1.00%      1.00%
 Other Expenses
  (after waivers and
  reimbursements)/6/.. 0.35%      0.35%      0.35%      0.34%      0.34%      0.34%      0.35%      0.35%      0.35%
                       ----       ----       ----       ----       ----       ----       ----       ----       ----
TOTAL FUND OPERATING
 EXPENSES (AFTER
 WAIVERS AND
 REIMBURSEMENTS)/7/..  2.05%      2.55%      2.55%      2.04%      2.54%      2.54%      1.85%      2.35%      2.35%
                       ====       ====       ====       ====       ====       ====       ====       ====       ====
                             JAPANESE
                              EQUITY
                               FUND
                      --------------------------------
                      CLASS A    CLASS B    CLASS C
                      ---------- ---------- ----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge
  Imposed on
  Purchases..........   5.5%/1/   none       none
 Maximum Sales Charge
  Imposed on
  Reinvested
  Dividends..........  none       none       none
 Maximum Deferred
  Sales Charge.......  none/1/     5.0%/2/    1.0%/3/
 Redemption Fees/4/..  none       none       none
 Exchange Fees/4/....  none       none       none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average daily net assets)/5/
 Management Fees.....  1.00%      1.00%      1.00%
 Distribution and
  Service Fees.......  0.50%      1.00%      1.00%
 Other Expenses
  (after waivers and
  reimbursements)/6/.. 0.20%      0.20%      0.20%
                      ---------- ---------- ----------
TOTAL FUND OPERATING
 EXPENSES (AFTER
 WAIVERS AND
 REIMBURSEMENTS)/7/..  1.70%      2.20%      2.20%
                      ========== ========== ==========
SHAREHOLDER
 TRANSACTION
 EXPENSES:
 Maximum Sales Charge
  Imposed on
  Purchases..........
 Maximum Sales Charge
  Imposed on
  Reinvested
  Dividends..........
 Maximum Deferred
  Sales Charge.......
 Redemption Fees/4/..
 Exchange Fees/4/....
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)/5/
 Management Fees.....
 Distribution and
  Service Fees.......
 Other Expenses
  (after waivers and
  reimbursements)/6/..
TOTAL FUND OPERATING
 EXPENSES (AFTER
 WAIVERS AND
 REIMBURSEMENTS)/7/..

--------
/1/ As a percentage of the offering price. No sales charge is imposed on purchases of Class A Shares by certain classes of investors. A CDSC of 1.00% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares sold without an initial sales charge as part of an investment of $1 million or more. See "How to Invest--Offering Price-- Class A Shares."
/2/ A CDSC is imposed upon Shares redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. See "How to Invest--Offering Price--Class B Shares."
/3/ A CDSC of 1.00% is imposed on Shares redeemed within 12 months of purchase. See "How to Invest--Offering Price--Class C Shares."
/4/ A transaction fee of $7.50 may be charged for redemption proceeds paid by wire. In addition to free reinvestments of dividends and distributions in shares of other Goldman Sachs Funds or units of the ILA Portfolios and free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve month period. A fee of $12.50 may be charged for each subsequent exchange during such period. See "How to Invest--Exchange Privilege."
/5/ The Funds' annual operating expenses have been restated to reflect fees and expenses in effect as of September 1, 1998, except for European Equity Fund which is based on estimated amounts for the current fiscal year.
/6/ The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management, distribution and service fees, transfer agency fees (equal to 0.19% of the average daily net assets of each Fund's Class A, B and C Shares), taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) for each Fund to the extent such expenses exceed the following percentages of average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      CORE International Equity........................................  0.12%
      International Equity.............................................  0.10%
      European Equity..................................................  0.10%
      Japanese Equity..................................................  0.01%
      International Small Cap..........................................  0.16%
      Emerging Markets Equity..........................................  0.15%
      Asia Growth......................................................  0.16%

/7/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Funds would be as set forth below:

                                                                        TOTAL
                                                              OTHER   OPERATING
                                                             EXPENSES EXPENSES
                                                             -------- ---------
      CORE International Equity
        Class A.............................................  0.59%     1.94%
        Class B.............................................  0.59%     2.44%
        Class C.............................................  0.59%     2.44%
      International Equity
        Class A.............................................  0.37%     1.87%
        Class B.............................................  0.37%     2.37%
        Class C.............................................  0.37%     2.37%
      European Equity
        Class A.............................................  0.84%     2.34%
        Class B.............................................  0.84%     2.84%
        Class C.............................................  0.84%     2.84%
      Japanese Equity
        Class A.............................................  2.22%     3.72%
        Class B.............................................  2.22%     4.22%
        Class C.............................................  2.22%     4.22%

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      International Small Cap
        Class A..............................................  3.50%     5.20%
        Class B..............................................  3.50%     5.70%
        Class C..............................................  3.50%     5.70%
      Emerging Markets Equity
        Class A..............................................  0.65%     2.35%
        Class B..............................................  0.65%     2.85%
        Class C..............................................  0.65%     2.85%
      Asia Growth
        Class A..............................................  0.50%     2.00%
        Class B..............................................  0.50%     2.50%
        Class C..............................................  0.50%     2.50%

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment (including the maximum sales charge) assuming (i) a 5% annual return; and (ii) redemption at the end of each time period.

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
CORE International Equity
 Class A Shares................................   $71    $104    $140     $241
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    69      96     135      237
 --Assuming no redemption......................    22      68     116      237
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    31      68     116      249
 --Assuming no redemption......................    22      68     116      249
International Equity
 Class A Shares................................    72     108     147      254
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    70     100     142      250
 --Assuming no redemption......................    23      72     123      250
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    32      72     123      263
 --Assuming no redemption......................    23      72     123      263
European Equity
 Class A Shares................................    72     108     N/A      N/A
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    70     100     N/A      N/A
 --Assuming no redemption......................    23      72     N/A      N/A
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    32      72     N/A      N/A
 --Assuming no redemption......................    23      72     N/A      N/A
Japanese Equity
 Class A Shares................................    71     106     N/A      N/A
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    69      97     N/A      N/A
 --Assuming no redemption......................    22      69     N/A      N/A
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    31      69     N/A      N/A
 --Assuming no redemption......................    22      69     N/A      N/A

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
International Small Cap
 Class A Shares................................   $75    $116     N/A      N/A
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    73     107     N/A      N/A
 --Assuming no redemption......................    26      79     N/A      N/A
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    35      79     N/A      N/A
 --Assuming no redemption......................    26      79     N/A      N/A
Emerging Markets Equity
 Class A Shares................................    75     115     N/A      N/A
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    73     107     N/A      N/A
 --Assuming no redemption......................    26      79     N/A      N/A
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    35      79     N/A      N/A
 --Assuming no redemption......................    26      79     N/A      N/A
Asia Growth
 Class A Shares................................    73     110    $150     $260
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    71     101     145      256
 --Assuming no redemption......................    24      73     126      256
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    33      73     126      269
 --Assuming no redemption......................    24      73     126      269

  The hypothetical example assumes that a CDSC will not apply to redemptions of Class A Shares within the first 18 months. Class B Shares convert to Class A Shares eight years after purchase; therefore, Class A expenses are used in the hypothetical example after year eight.

  The Investment Adviser and Goldman Sachs may modify or discontinue any of the limitations set forth above in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Class A, B and C Shares. Each Fund also offers Institutional and Service Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Class A, Class B and Class C Shares. Information regarding Institutional and Service Shares may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus. Because of the Distribution and Service Plans, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD's rules regarding investment companies.

  In addition to the compensation itemized above, certain institutions that sell Fund Shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A, Class B and Class C Shares of the Funds or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Management" and "Services Available to Shareholders" in this Prospectus and "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended January 31, 1998 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. During the periods shown, the Trust did not offer Class A, Class B or Class C Shares of the European Equity, Japanese Equity or International Small Cap Funds. Accordingly, there are no financial highlights for these Funds. Investors in the European Equity Fund are referred to the historical performance information set forth in Appendix B to this Prospectus.

                                      INCOME (LOSS) FROM               DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)              SHAREHOLDERS
                           ---------------------------------------- -----------------------
                                                                                 FROM NET
                                       NET REALIZED   NET REALIZED               REALIZED
                                      AND UNREALIZED AND UNREALIZED              GAIN ON
                 NET ASSET            GAIN (LOSS) ON GAIN (LOSS) ON    FROM     INVESTMENT      NET     NET ASSET
                  VALUE,      NET      INVESTMENTS      CURRENCY       NET         AND       DECREASE    VALUE,
                 BEGINNING INVESTMENT  AND FUTURES      RELATED     INVESTMENT   FUTURES      IN NET     END OF     TOTAL
                 OF PERIOD   INCOME    TRANSACTIONS   TRANSACTIONS    INCOME   TRANSACTIONS ASSET VALUE  PERIOD   RETURN(A)
                 --------- ---------- -------------- -------------- ---------- ------------ ----------- --------- ---------
                                                                                           CORE INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......  $10.00     $   --       $0.13          $(0.91)      $   --       --         $(0.78)     $9.22     (7.66)%(d)
1998--Class B
Shares(b).......   10.00      (0.02)       0.13           (0.90)          --       --          (0.79)      9.21     (7.90)(d)
1998--Class C
Shares(b).......   10.00      (0.02)       0.13           (0.89)          --       --          (0.78)      9.22     (7.80)(d)
1998--Institu-
tional
Shares(b).......   10.00       0.02        0.13           (0.89)      (0.02)       --          (0.76)      9.24     (7.45)(d)
1998--Service
Shares(b).......   10.00       0.01        0.13           (0.91)          --       --          (0.77)      9.23     (7.70)(d)
                                                                                RATIOS ASSUMING
                                                                              NO VOLUNTARY WAIVER
                                                                                   OF FEES OR
                                                                              EXPENSE LIMITATIONS
                                                                            --------------------------
                                                               RATIO OF                   RATIO OF
                                         NET      RATIO OF        NET                        NET
                                      ASSETS AT      NET      INVESTMENT     RATIO OF    INVESTMENT
                 PORTFOLIO  AVERAGE     END OF   EXPENSES TO   INCOME TO     EXPENSES   INCOME (LOSS)
                 TURNOVER  COMMISSION   PERIOD   AVERAGE NET  AVERAGE NET   TO AVERAGE   TO AVERAGE
                   RATE       RATE    IN (000'S)   ASSETS       ASSETS      NET ASSETS   NET ASSETS
                 --------- ---------- ---------- ------------ ------------- ----------- --------------
------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   25.16%    $.0069    $ 7,087      1.50%(c)     (0.27)%(c)    4.87%(c)     (3.90)%(c)
1998--Class B
Shares(b).......   25.16      .0069      2,721      2.00(c)      (0.72)(c)     5.12(c)      (3.84)(c)
1998--Class C
Shares(b).......   25.16      .0069      1,608      2.00(c)      (0.73)(c)     5.12(c)      (3.85)(c)
1998--Institu-
tional
Shares(b).......   25.16      .0069     17,719      1.00(c)       0.59(c)      4.12(c)      (2.53)(c)
1998--Service
Shares(b).......   25.16      .0069          1      1.50(c)       0.26(c)      4.62(c)      (2.86)(c)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Commenced operations on August 15, 1997.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per share amounts.

                                         INCOME  FROM                              DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)                          SHAREHOLDERS
                           ---------------------------------------- -----------------------------------------------
                                                                                            FROM NET   IN EXCESS OF
                                                          NET                               REALIZED   NET REALIZED
                                                        REALIZED                            GAIN ON      GAIN ON
                                           NET       AND UNREALIZED                        INVESTMENT   INVESTMENT      NET
                 NET ASSET    NET        REALIZED     GAIN (LOSS)              IN EXCESS  AND FOREIGN  AND FOREIGN   INCREASE
                  VALUE,   INVESTMENT AND UNREALIZED  ON CURRENCY    FROM NET    OF NET     CURRENCY     CURRENCY   (DECREASE)
                 BEGINNING   INCOME   GAIN (LOSS) ON    RELATED     INVESTMENT INVESTMENT   RELATED      RELATED      IN NET
                 OF PERIOD   (LOSS)    INVESTMENTS    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS TRANSACTIONS ASSET VALUE
                 --------- ---------- -------------- -------------- ---------- ---------- ------------ ------------ -----------
                                                                                          INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $19.32     $0.03        $2.99          $(0.95)       $--       $(0.30)     $(0.88)      $(0.36)      $0.53
1998--Class B
Shares..........   19.24     (0.08)        2.96           (0.94)        --        (0.25)      (0.47)       (0.76)       0.46
1998--Class C
Shares(b).......   22.60     (0.04)       (2.03)           0.65         --        (0.38)        --         (1.24)      (3.04)
1998--
Institutional
Shares..........   19.40      0.10         3.09           (0.98)      (0.07)      (0.33)      (0.97)       (0.27)       0.57
1998--Service
Shares..........   19.34      0.02         3.02           (0.96)        --        (0.35)      (0.18)       (1.05)       0.50
-------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   17.20      0.10         3.51           (1.28)        --          --        (0.21)         --         2.12
1997--Class B
Shares(b).......   18.91     (0.06)        0.94           (0.34)        --          --        (0.21)         --         0.33
1997--
Institutional
Shares(b).......   17.45      0.04         3.39           (1.24)      (0.03)        --        (0.21)         --         1.95
1997--Service
Shares(b).......   17.70     (0.02)        2.95           (1.08)        --          --        (0.21)         --         1.64
-------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   14.52      0.13         2.58            1.42       (0.58)        --        (0.87)         --         2.68
-------------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   18.10      0.06        (3.04)          (0.01)        --          --        (0.59)         --        (3.58)
-------------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   14.35      0.05         4.08           (0.38)        --          --          --           --         3.75
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......   14.18     (0.01)        0.29           (0.11)        --          --          --           --         0.17
                                                                                                    RATIOS ASSUMING
                                                                                                  NO VOLUNTARY WAIVER
                                                                                                       OF FEES OR
                                                                                                  EXPENSE LIMITATIONS
                                                                                                ------------------------
                                                                                    RATIO OF
                                                                                      NET
                                                                                   INVESTMENT                  RATIO
                                                                NET       RATIO      INCOME                   OF NET
                 NET ASSET                                   ASSETS AT   OF NET    (LOSS) TO     RATIO OF   INVESTMENT
                  VALUE,                PORTFOLIO  AVERAGE    END OF   EXPENSES TO  AVERAGE      EXPENSES  INCOME (LOSS)
                  END OF     TOTAL      TURNOVER  COMMISSION  PERIOD     AVERAGE      NET       TO AVERAGE  TO AVERAGE
                  PERIOD   RETURN(A)      RATE     RATE(F)   IN (000S) NET ASSETS    ASSETS     NET ASSETS  NET ASSETS
                 --------- ------------ --------- ---------- --------- ----------- ------------ ---------- -------------
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $19.85     11.12%       40.82%    $.0207   $697,590     1.67%      (.027)%       1.80%       (0.40)%
1998--Class B
Shares..........   19.70     10.51        40.82      .0207     55,324     2.20       (0.90)        2.30        (1.00)
1998--Class C
Shares(b).......   19.56     (5.92)(d)    40.82      .0207      3,369     2.27(c)    (1.43)(c)     2.37(c)     (1.53)(c)
1998--
Institutional
Shares..........   19.97     11.82        40.82      .0207     56,263     1.08        0.30         1.18         0.20
1998--Service
Shares..........   19.84     11.25        40.82      .0207      3,035     1.55       (0.36)        1.65        (0.46)
-------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   19.32     13.48        38.01      .0318    536,283     1.69       (0.07)        1.88        (0.26)
1997--Class B
Shares(b).......   19.24      2.83 (d)    38.01      .0318     19,198     2.23(c)    (0.97)(c)     2.38(c)     (1.12)(c)
1997--
Institutional
Shares(b).......   19.40     12.53 (d)    38.01      .0318     68,374     1.10(c)     0.43 (c)     1.25(c)      0.28 (c)
1997--Service
Shares(b).......   19.34     10.42 (d)    38.01      .0318        674     1.60(c)    (0.40)(c)     1.75(c)     (0.55)(c)
-------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   17.20     28.68        68.48        --     330,860     1.52        0.26         1.77         0.01
-------------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   14.52    (16.65)       84.54        --     275,086     1.73        0.40         1.98         0.15
-------------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   18.10     26.13        60.04        --     269,091     1.76        0.51         2.01         0.26
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......   14.35      1.23 (d)     0.00        --      66,063     1.80(c)    (0.42)(c)     2.58(c)     (1.20)(c)

-----------

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Class C, Institutional and Service share activity commenced on December 1, 1992, May 1, 1996, August 15, 1997, February 7, 1996 and March 6, 1996, respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per share amounts.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                                          INCOME FROM
                                    INVESTMENT OPERATIONS(E)             DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------------------------ -----------------------------------
                                                       NET REALIZED                FROM NET
                 NET ASSET             NET REALIZED   AND UNREALIZED             REALIZED GAIN IN EXCESS
                  VALUE,      NET     AND UNREALIZED LOSS ON FOREIGN   FROM NET  ON INVESTMENT   OF NET   NET DECREASE NET ASSET
                 BEGINNING INVESTMENT GAIN (LOSS) ON CURRENCY RELATED INVESTMENT  AND OPTIONS  INVESTMENT    IN NET    VALUE, END
                 OF PERIOD   INCOME    INVESTMENTS     TRANSACTIONS     INCOME   TRANSACTIONS    INCOME   ASSET VALUE  OF PERIOD
                 --------- ---------- -------------- ---------------- ---------- ------------- ---------- ------------ ----------
                                                                                                EMERGING MARKETS EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31, 1998
-------------------------------------
1998--Class A
Shares(b).......  $10.00      $--         $(0.11)         $(0.20)        --           --          --         $(0.31)     $9.69
1998--Class B
Shares(b).......   10.00       --          (0.11)          (0.20)        --           --          --          (0.31)      9.69
1998--Class C
Shares(b).......   10.00       --          (0.10)          (0.20)        --           --          --          (0.30)      9.70
1998--Institu-
tional
Shares(b).......   10.00      0.01         (0.11)          (0.20)        --           --          --          (0.30)      9.70
1998--Service
Shares(b).......   10.00       --          (0.11)          (0.20)        --           --          --          (0.31)      9.69
                                                                                              RATIOS ASSUMING
                                                                                            NO VOLUNTARY WAIVER
                                                                                                 OF FEES OR
                                                                                            EXPENSE LIMITATIONS
                                                                                          ---------------------------
                                                                              RATIO OF                 RATIO OF NET
                                                   NET ASSETS   RATIO OF   NET INVESTMENT  RATIO OF     INVESTMENT
                              PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS)  EXPENSES TO    LOSS TO
                   TOTAL      TURNOVER  COMMISSION   PERIOD    TO AVERAGE    TO AVERAGE   AVERAGE NET    AVERAGE
                 RETURN(A)      RATE       RATE    (IN 000S)   NET ASSETS    NET ASSETS     ASSETS      NET ASSETS
                 ------------ --------- ---------- ---------- ------------ -------------- ------------ --------------
---------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31, 1998
-------------------------------------
1998--Class A
Shares(b).......   (3.10)%(d)   3.35%    $0.0005    $17,681       1.90%(c)       0.55%(c)    5.88%(c)     (3,43)%(c)
1998--Class B
Shares(b).......   (3.10)(d)    3.35      0.0005         64       2.41(c)        0.05(c)     6.39(c)      (3.93)(c)
1998--Class C
Shares(b).......   (3.00)(d)    3.35      0.0005         73       2.48(c)      (0.27)(c)     6.46(c)      (4.25)(c)
1998--Institu-
tional
Shares(b).......   (3.00)(d)    3.35      0.0005     19,120       1.30(c)        0.80(c)     5.28(c)      (3.18)(c)
1998--Service
Shares(b).......   (3.10)(d)    3.35      0.0005          2       2.72(c)      (0.05)(c)     6.70(c)      (4.03)(c)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Class C, Institutional and Service share activity commenced on December 15, 1997.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per share amounts.

                                         INCOME FROM                         DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(E)                    SHAREHOLDERS
                           ---------------------------------------- ----------------------------------
                                                      NET REALIZED
                                                     AND UNREALIZED                         FROM NET      NET
                                                        LOSS ON                             REALIZED    INCREASE   NET
                 NET ASSET    NET      NET REALIZED     FOREIGN                IN EXCESS    GAIN ON    (DECREASE) ASSET
                  VALUE,   INVESTMENT AND UNREALIZED    CURRENCY     FROM NET    OF NET    INVESTMENT    IN NET   VALUE,
                 BEGINNING   INCOME   GAIN (LOSS) ON    RELATED     INVESTMENT INVESTMENT AND FUTURES    ASSET    END OF
                 OF PERIOD   (LOSS)    INVESTMENTS    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS   VALUE    PERIOD
                 --------- ---------- -------------- -------------- ---------- ---------- ------------ ---------- ------
                                                                                                     ASIA GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  $16.31     $  --        $(5.78)        $(2.12)      $   --     $(0.03)     $   --      $(7.93)  $8.38
1998--Class B
Shares..........   16.24      0.01         (5.79)         (2.12)          --      (0.03)         --       (7.93)   8.31
1998--Class C
Shares(b).......   15.73      0.01         (5.43)         (1.99)          --      (0.03)         --       (7.44)   8.29
1998--Institu-
tional Shares...   16.33      0.10         (5.83)         (2.13)       (0.03)        --          --       (7.89)   8.44
------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   16.49      0.06         (0.11)            --        (0.12)        --       (0.01)      (0.18)  16.31
1997--Class B
Shares(b).......   17.31     (0.05)        (0.48)            --        (0.51)     (0.03)         --       (1.07)  16.24
1997--Institu-
tional
Shares(b).......   16.61      0.04         (0.11)            --        (0.11)     (0.06)      (0.04)      (0.28)  16.33
------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares             13.31      0.17          3.44             --        (0.12)     (0.14)      (0.17)       3.18   16.49
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   14.18      0.11         (0.89)            --         0.01         --       (0.10)      (0.87)  13.31
                                                                                     RATIOS ASSUMING
                                                                                   NO VOLUNTARY WAIVER
                                                                                        OF FEES OR
                                                                                   EXPENSE LIMITATIONS
                                                                                  -----------------------
                                                     NET   RATIO OF   RATIO OF
                                                   ASSETS    NET        NET       RATIO OF    RATIO OF
                                                   AT END  EXPENSES  INVESTMENT   EXPENSES       NET
                                                     OF       TO       INCOME        TO      INVESTMENT
                              PORTFOLIO  AVERAGE   PERIOD  AVERAGE   (LOSS) TO    AVERAGE   INCOME (LOSS)
                   TOTAL      TURNOVER  COMMISSION   (IN     NET      AVERAGE       NET      TO AVERAGE
                 RETURN(A)      RATE     RATE(F)    000S)   ASSETS   NET ASSETS    ASSETS    NET ASSETS
                 ------------ --------- ---------- ------- --------- ------------ --------- -------------
------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........  (48.49)%     105.16%    $.0070   $87,437   1.75%      0.31%       1.99%        0.07%
1998--Class B
Shares..........  (48.70)      105.16      .0070     3,359   2.30      (0.29)       2.50        (0.49)
1998--Class C
Shares(b).......  (47.17)(d)   105.16      .0070       436   2.35(c)   (0.26)(c)    2.55(c)     (0.46)(c)
1998--Institu-
tional Shares...  (48.19)      105.16      .0070       874   1.11       0.87        1.31         0.67
------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   (1.01)       48.40      .0151   263,014   1.67       0.20        1.87         0.00
1997--Class B
Shares(b).......   (6.02)(d)    48.40      .0151     3,354   2.21(c)   (0.56)(c)    2.37(c)     (0.72)(c)
1997--Institu-
tional
Shares(b).......   (1.09)(d)    48.40      .0151    13,322   1.10(c)    0.54 (c)    1.26(c)      0.38 (c)
------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares             26.49        88.80         --   205,539   1.77       1.05        2.02         0.80
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   (5.46)(d)    36.08         --   124,298   1.90(c)    1.83(c)     2.38(c)      1.35(c)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Class C and Institutional share activity commenced on July 8, 1994, May 1, 1996, August 15, 1997 and February 2, 1996,
    respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per share amounts.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. In particular, each Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Fund's net currency positions may expose it to risks independent of its securities positions. There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Advisers may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, bonds with attached warrants, equity-related transferable securities, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Advisers utilize first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Advisers may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Advisers are able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Advisers, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified. Other investment practices and management techniques, which involve certain risks, are described below under "Description of Securities," "Risk Factors" and "Investment Techniques."

  Actively Managed Funds. The International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds are managed using an active international approach, which utilizes a consistent process of stock selection undertaken by portfolio management teams located within each of the major investment regions, including Europe, Japan, Asia and the United States. In selecting securities, the Investment Adviser uses a long-term, bottom-up strategy based on first-hand fundamental research that is designed to give broad exposure to the available opportunities while seeking to add return primarily through stock selection. Equity securities for these Funds are evaluated based on three key factors--the business, the management and the valuation. The Investment Adviser ordinarily seeks securities that have, in the Investment Adviser's opinion, superior earnings growth potential, sustainable franchise value with management attuned to creating shareholder value and relatively discounted valuations. In addition, the Investment Adviser uses a multi-factor risk model which seeks to assure that deviations from the benchmark are justifiable.

  Quantitative Style Fund. The CORE International Equity Fund is managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE International Equity Fund's investment process. This investment process and the proprietary multifactor models used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of foreign equity securities for the CORE International Equity Fund. As described more fully below, the Investment Adviser uses proprietary multifactor models (each a "Multifactor Model") to forecast the returns of different markets, currencies and individual securities. The Investment Adviser may rely on research from both the Goldman Sachs Global Investment Research Department (the "Research Department") and other industry sources.

  In building a diversified portfolio for the CORE International Equity Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. The Fund's portfolio is primarily composed of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the Fund's benchmark.

  Multifactor Models. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies, and individual equity securities according to fundamental investment characteristics. The CORE International Equity Fund uses multiple Multifactor Models to forecast returns. Currently, the CORE International Equity Fund uses one model to forecast equity market returns, one model to forecast currency returns and 22 separate models to forecast individual equity security returns in 22 different countries. Despite this variety, all Multifactor Models incorporate common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions, earnings stability, currency momentum and country political risk ratings). All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.

  Because they include many disparate factors, the Investment Adviser believes that all the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional quantitative models. Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Models) and a qualitative (i.e., research enhanced) method of selecting securities, the CORE International Equity Fund seeks to capitalize on the strengths of each discipline.

 CORE INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund seeks broad representation of large cap issuers across major countries and sectors of the international economy. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the EAFE Index. In addition, the Fund seeks a portfolio composed of companies with attractive valuations and stronger momentum characteristics than the EAFE Index.

  The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund's assets are invested in at least three foreign countries. The Fund may invest in securities of issuers in Emerging Countries which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Fund."

  Other. The Fund may invest only in fixed-income securities that are considered to be cash equivalents.

 INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund intends to invest in companies with public stock market capitalizations that are larger than those in which the International Small Cap Fund primarily intends to invest.

  Other. Up to 35% of the Fund's total assets may be invested in fixed-income securities.

 EUROPEAN EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of European companies. Because of its focus, the Fund will be more susceptible to European economic, market, political and local risks than a fund that is more geographically diversified. "European companies" are companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the European countries; (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the European countries; (iii) they maintain 50% or more of their assets in one or more of the European countries; or (iv) they are organized under the laws of a European country. The Fund may allocate its assets among different countries as determined by the Investment Adviser, provided that the Fund's assets are invested in at least three European countries. It is currently anticipated that a majority of the Fund's assets will be invested in the equity securities of large cap companies located in the developed countries of Western Europe. However, the Fund may also invest, without limit, in mid cap companies and small cap companies, as well as companies located in

Emerging Countries in which the Emerging Markets Equity Fund may invest, including Eastern European countries and the states that formerly comprised the Soviet Union and Yugoslavia. These investments will involve additional risks as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets" and "Risks of Investing in Small Capitalization Companies."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of non-European countries and in fixed-income securities.

 JAPANESE EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of Japanese companies. Japanese companies include those organized under the laws of Japan or whose shares are traded primarily on a Japanese stock exchange as well as those whose shares are registered with the Japan Securities Dealers Association for trading primarily on Japan's over-the-counter market. The Fund's concentration in Japanese companies will expose it to the risk of adverse social, political and economic events which occur in Japan or affect the Japanese markets as described under "Risk Factors--Special Risks of Investment in the Japanese Markets."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of non-Japanese companies and in fixed-income securities.

 INTERNATIONAL SMALL CAP FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment that are organized outside the U.S. or whose securities are principally traded outside the U.S. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in small cap securities of companies in the developed countries of Western Europe, Japan and Asia. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. If the market capitalization of a company held by the Fund increases above $1 billion, the Fund may, consistent with its investment objective, continue to hold the security.

  Other. The Fund may invest in the aggregate up to 35% of its total assets in equity securities of larger cap companies with public stock market capitalizations of more than $1 billion at the time of investment and in fixed-income securities.

 EMERGING MARKETS EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of Emerging Country issuers. For purposes of the Fund's investment policies, Emerging Countries are countries with economies or securities markets that are considered by the Investment Adviser not to be fully developed. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, Emerging Countries include among others, most Latin American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund's investment focus will be in the following Emerging
Countries: Argentina, Botswana, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Kenya, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe.

  An Emerging Country issuer is any entity that satisfies at least one of the following criteria: (i) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more Emerging Countries;
(ii) it is organized under the laws of, or has a principal office in, an Emerging Country; (iii) it maintains 50% or more of its assets in one or more of the Emerging Countries; or (iv) the principal securities trading market for a class of its securities is in an Emerging Country.

  Investments in Emerging Countries involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase privately placed equity securities, equity securities of companies that are in the process of being privatized by foreign governments, securities of issuers that have not paid dividends on a timely basis, equity securities of issuers that have experienced difficulties, and securities of companies without performance records.

  Other. Under normal circumstances, the Fund maintains investments in at least six Emerging Countries, and will not invest more than 35% of its total assets in securities of issuers in any one Emerging Country. Allocation of the Fund's investments will depend upon the relative attractiveness of the Emerging Country markets and particular issuers. In addition, macro-economic factors and the portfolio managers' and Goldman Sachs economists' views of the relative attractiveness of Emerging Countries and currencies are considered in allocating the Fund's assets among Emerging Countries. Concentration of the Fund's assets in one or a few Emerging Countries and currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Investments" and "Risk Factors." The Fund may invest in the aggregate up to 35% of its total assets in (i) fixed-income securities of private and governmental Emerging Country issuers; and (ii) equity and fixed-income securities of issuers in developed countries.

 ASIA GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the Asian countries; (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries; (iii) they maintain 50% or more of their assets in one or more of the Asian countries; or (iv) they are organized under the laws of one of the Asian countries. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand, as well as any other country in Asia (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Allocation of the Fund's investments will depend upon the Investment Adviser's views of the relative attractiveness of the Asian markets and particular issuers. For example, on January 31, 1998 (the end of the Fund's last fiscal year), more than 35% of the Fund's assets were invested in securities traded in Hong Kong. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Investments." The Fund may invest in the aggregate up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and in fixed-income securities.


                           DESCRIPTION OF SECURITIES

  The Funds may invest in equity and fixed income securities in accordance with the investment policies stated above. Certain of these permitted investments are described in more detail in this section.

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible securities in which the Funds invest are not subject to any minimum rating criteria. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund will invest in the securities of foreign issuers. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The expected introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the Fund will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities and foreign currencies held by the Funds. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  Concentration of a Fund's assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund's assets were not geographically concentrated.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, each Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. Each Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or to sell foreign currency to seek to increase total return, the Fund will segregate cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  Each Fund may also engage in a variety of foreign currency management techniques. However, due to the limited market for these instruments with respect to the currencies of many Emerging Countries, including certain Asian countries, the Investment Advisers do not currently anticipate that a significant portion of International Equity, European Equity, International Small Cap, Emerging Markets Equity or Asia Growth Fund's currency exposure will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED-INCOME SECURITIES

  Each Fund may invest in fixed-income securities, including U.S. Government securities, corporate debt obligations, obligations issued by U.S. or foreign banks (including without limitation, time deposits, bankers' acceptances and certificates of deposit), mortgage-backed securities (including stripped mortgage-backed securities) and asset-backed securities.

  Investments in fixed-income securities may include obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  Fixed-income investments may also include investments in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.

  Each Fund (other than the CORE International Equity Fund, which only invests in debt instruments that are cash equivalents) may invest up to 35% of its total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed-income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES

OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, each Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, each Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities, foreign currencies, securities indices and other financial instruments and indices, whether domestic or foreign. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.

Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's NAV. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. The Funds may engage in futures transactions on both U.S. and foreign exchanges. Foreign exchanges may not provide the same protections as U.S. exchanges.

EQUITY SWAPS

  Each Fund may invest up to 10% of its total assets in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults. In connection with its investments in equity swaps, a Fund will either segregate cash or liquid assets or otherwise cover its obligations in a manner required by the SEC.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase or sell securities on a forward commitment basis; that is, make contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Conversely, securities sold on a forward commitment basis involve the risk that the value of the securities to be sold may increase prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so. A Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to the settlement date. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain stripped mortgage-backed securities, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities, subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. Each Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE International Equity Fund) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE International Equity Fund and Emerging Markets Equity Fund may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights;
(ii) currency swaps; (iii) other investment companies including World Equity Benchmark Shares and Standard & Poor's Depository Receipts; (iv) unseasoned companies; and (v) custodial receipts.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets. For more information, see the Additional Statement.


                                 RISK FACTORS

  RISKS OF INVESTING IN EQUITY SECURITIES. In general, the Funds are subject to the risks associated with investments in common stocks and other equity securities. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, certain foreign stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than larger market capitalization stocks. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms, less institutional investor interest and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities--Foreign Investments." The International Equity, European Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may each invest without limit in the securities of issuers in Emerging Countries. The CORE International Equity Fund may invest up to 25% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such Countries or increase the administrative costs of such investments. For example, certain countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies" in the Additional Statement.

  Many Emerging Countries may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian, Eastern European and other Emerging Countries. Unanticipated political or social developments may affect the values of a Fund's investments. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. For example, in the past, Eastern European governments have expropriated substantial amounts of private property, and have not settled the claims of property owners. Similar expropriations could occur in the future.

  Starting in mid-1997 some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. This situation resulted in a significant drop in the securities prices of companies located in the region. Some countries have experienced government intervention, have sought assistance from the International Monetary Fund and are undergoing substantial domestic unrest. Although some countries are taking steps to restructure their financial sectors in a manner that may facilitate a return to long-term economic growth, there can be no assurance that these efforts will be successful or that their current problems will not persist. At the end of its last fiscal year, a substantial portion of the Asia Growth Fund was invested in securities traded in the Hong Kong market. In 1997, the sovereignty of Hong Kong reverted from the United Kingdom to China. Although Hong Kong is, by law, to maintain a high degree of autonomy, there can also be no assurance that the general economic position of Hong Kong will not be adversely affected as a result of the exercise of Chinese sovereignty over Hong Kong. In particular, business confidence in Hong Kong can be significantly affected by political developments and statements by public figures in China, which can in turn affect the performance of the securities markets. In addition, the reversion of Hong Kong to China has created uncertainty as to future currency valuations relative to the U.S. dollar. Any future valuation changes could be adverse from the perspective of U.S. investors.

  Economies in individual Emerging Countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. A Fund's investment in Emerging Countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the Emerging Countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  SPECIAL RISKS OF INVESTMENTS IN THE JAPANESE MARKETS. The Japanese Equity Fund invests primarily in equity securities of Japanese companies. Accordingly, the Japanese Equity Fund's performance will be closely tied to economic and market conditions in Japan, and may be more volatile than more geographically diversified funds. Changes in regulatory, as well as tax or economic, policy in Japan could significantly affect the Japanese securities markets and, therefore, the Japanese Equity Fund's performance.

  Japan's economy, the second largest in the world, has grown substantially over the last three decades. Since 1990, however, Japan's economic growth has declined significantly, and is currently subject to deflationary pressures. In addition to this economic downturn, Japan is undergoing structural adjustments related to high wages and taxes, currency valuations and structural rigidities. Japan has also been experiencing notable uncertainty and loss of public confidence in connection with the reform of its political process and the deregulation of its economy. These conditions present risks to the Japanese Equity Fund and its ability to attain its investment objective.

  Japan's economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. A substantial rise in world oil or commodity prices, or a fall-off in Japan's manufactured exports, could be expected to adversely affect Japan's economy. In addition, Japan is vulnerable to earthquakes, volcanoes and other natural disasters. As of the date of this Prospectus, Japan's banking industry continued to suffer from non-performing loans, declining real estate values and lower valuations of securities holdings.

  The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those of U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than U.S. interest rates. These factors have contributed to lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  During the recent past, the average stock market prices of Japanese companies, as measured by major indices such as the NIKKEI 225 Average, have experienced a substantial decline. It is not possible to determine whether this general decline will continue.

  RISKS OF INVESTING IN FIXED-INCOME SECURITIES. When interest rates decline, the market value of fixed- income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding Shares of that Fund as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.

                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of the historical portfolio turnover rate of each Fund (other than the European Equity, Japanese Equity and International Small Cap Funds). It is anticipated that the annual portfolio turnover rates of the European Equity, Japanese Equity and International Small Cap Funds will generally not exceed 75%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza,
New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the CORE International Equity Fund. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organisation Limited in 1990 and registered as an investment adviser in 1991. As of August 21, 1998, GSAM and GSAMI, together with their affiliates, acted as investment adviser or distributor for assets in excess of $168 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and Additional Statements and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS

                                                              YEARS
                                                              PRIMARILY
           NAME AND TITLE          FUND RESPONSIBILITY        RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
           --------------          -------------------        ----------- ----------------------------
  Anna G. Antici                   Portfolio Manager--           Since      Ms. Antici joined the
   Vice President                  Emerging Markets              1998       Investment Adviser as a
                                                                            portfolio manager in
                                                                            1997. From 1994 to 1997,
                                                                            she was a Vice President
                                                                            for HSBC Asset
                                                                            Management, where she
                                                                            was a portfolio manager
                                                                            for emerging markets and
                                                                            head of the Latin
                                                                            American Department. In
                                                                            1993, she was a senior
                                                                            research analyst for
                                                                            Baring Securities.
------------------------------------------------------------------------------------------------------
  Robert A. Beckwitt               Senior Portfolio Manager--    Since      Mr. Beckwitt joined the
   Vice President and              Emerging Markets Equity       1997       Investment Adviser as a
   Co-Head Emerging Market                                                  portfolio manager in
   Equities                                                                 1996. From 1986 to 1996,
                                                                            he was Chief Investment
                                                                            Strategist-Portfolio
                                                                            Adviser to high net
                                                                            worth investors at
                                                                            Fidelity Investments.
------------------------------------------------------------------------------------------------------
  Guy P. de C. Bennett             Portfolio Manager--           Since      Mr. Bennett joined the
   Vice President                  International Equity          1997       Investment Adviser as a
                                   Senior Portfolio Manager--               portfolio manager in
                                   Japanese Equity               1998       1996 and is also co-head
                                                                            of GSAM's Japanese
                                                                            Equity Group in Tokyo.
                                                                            From 1984 to 1996, he
                                                                            was a portfolio manager
                                                                            and an Executive
                                                                            Director at CIN
                                                                            Management.
------------------------------------------------------------------------------------------------------
  Melissa Brown                    Senior Portfolio Manager--    Since      Ms. Brown joined the
   Vice President                  CORE International Equity     1998       Investment Adviser as a
                                                                            portfolio manager in
                                                                            1998. From 1984 to 1998,
                                                                            she was the director of
                                                                            Quantitative Equity
                                                                            Research and served on
                                                                            the Investment Policy
                                                                            Committee at Prudential
                                                                            Securities.
------------------------------------------------------------------------------------------------------
  Mark M. Carhart                  Senior Portfolio Manager--    Since      Mr. Carhart joined the
   Vice President                  CORE International Equity     1998       Investment Adviser as a
                                                                            member of the Quantative
                                                                            Research and Risk
                                                                            Management team in 1997.
                                                                            From August 1995 to
                                                                            September 1997, he was
                                                                            Assistant Professor of
                                                                            Finance at the Marshall
                                                                            School of Business at
                                                                            USC and a Senior Fellow
                                                                            of the Wharton Financial
                                                                            Institutions Center.
                                                                            From 1993 to 1995, he
                                                                            was a lecturer and
                                                                            graduate student at the
                                                                            University of Chicago
                                                                            Graduate School of
                                                                            Business.

                                                  YEARS
                                                  PRIMARILY
     NAME AND TITLE    FUND RESPONSIBILITY        RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
     --------------    -------------------        ----------- ----------------------------
  Kent A. Clark        Senior Portfolio Manager--    Since      Mr. Clark joined the
   Vice President      CORE International Equity     1997       Investment Adviser as a
                                                                portfolio manager in the
                                                                quantitative equity
                                                                management team in 1992.
                                                                Prior to joining the
                                                                Investment Adviser, Mr.
                                                                Clark was studying for a
                                                                Ph.D. in finance at the
                                                                University of Chicago.
------------------------------------------------------------------------------------------
  David Dick           Senior Portfolio Manager--    Since      Mr. Dick joined the
   Executive Director  European Equity               1998       Investment Adviser as a
                                                                senior portfolio manager
                                                                on the European Equity
                                                                team in 1998. From 1990
                                                                to 1998, he was with
                                                                Mercury Asset
                                                                Management, where he was
                                                                a portfolio manager for
                                                                european equity and was
                                                                head of Mercury's
                                                                european sector
                                                                strategy.
------------------------------------------------------------------------------------------
  Ivor H. Farman       Portfolio Manager--           Since      Mr. Farman joined the
   Executive Director  International Equity          1996       Investment Adviser as a
                       European Equity               1998       senior portfolio manager
                                                                in 1996. From 1995 to
                                                                1996, he was responsible
                                                                for originating and
                                                                marketing French equity
                                                                ideas at Exane in Paris.
                                                                Prior to 1995, he spent
                                                                five years engaged in
                                                                French equity research
                                                                and marketing at Banque
                                                                Nationale de Paris and
                                                                Schroders in London.
------------------------------------------------------------------------------------------
  Paul Greener         Portfolio Manager--           Since      Mr. Greener joined the
   Associate           CORE International Equity     1998       Investment Adviser as a
                       European Equity               1998       member of the Pan-
                                                                European Equity Team
                                                                responsible for European
                                                                general retailers,
                                                                business services and
                                                                technology sectors in
                                                                1996. From 1994 to 1996,
                                                                he was an equity analyst
                                                                at CIN Management. Prior
                                                                to 1994, he was a
                                                                student at the
                                                                University of
                                                                Birmingham.
------------------------------------------------------------------------------------------
  James P. Hordern     Portfolio Manager--           Since      Mr. Hordern joined the
   Executive Director  International Small Cap       1998       Investment Adviser as a
                                                                portfolio manager in
                                                                1997. From 1991 to 1997,
                                                                he was an Assistant
                                                                Director and portfolio
                                                                manager at Mercury Asset
                                                                Management on the
                                                                European Specialist
                                                                Team.
------------------------------------------------------------------------------------------
  Raymond J. Iwanowski Portfolio Manager--           Since      Mr. Iwanowski joined the
   Vice President      CORE International Equity     1998       Investment Adviser as an
                                                                associate and portfolio
                                                                manager in 1997. From
                                                                1993 to 1997, he was a
                                                                Vice President and head
                                                                of the Fixed Derivatives
                                                                Client Research group at
                                                                Salomon Brothers. Prior
                                                                to 1993, he was a
                                                                lecturer and graduate
                                                                student at the
                                                                University of Chicago
                                                                Graduate School of
                                                                Business.
------------------------------------------------------------------------------------------
  Robert C. Jones      Senior Portfolio Manager--    Since      Mr. Jones joined the
   Managing Director   CORE International Equity     1997       Investment Adviser as a
                                                                portfolio manager in
                                                                1989. From 1987 to 1989,
                                                                he was the senior
                                                                quantitative analyst in
                                                                the Goldman, Sachs & Co.
                                                                Investment Research
                                                                Department.

                                                     YEARS
                                                     PRIMARILY
      NAME AND TITLE      FUND RESPONSIBILITY        RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
      --------------      -------------------        ----------- ----------------------------
  Shigeka Kouda           Portfolio Manager--           Since      Mr. Kouda joined the
   Vice President         Japanese Equity               1998       Investment Adviser as a
                                                                   portfolio manager in
                                                                   1997. From 1992 to 1997,
                                                                   he was at the Fixed
                                                                   Income Division of
                                                                   Goldman Sachs (Japan)
                                                                   Limited, where he was
                                                                   extensively involved in
                                                                   emerging markets trading
                                                                   as well as International
                                                                   Fixed Income
                                                                   institutional sales.
---------------------------------------------------------------------------------------------
  Ralf Laier              Portfolio Manager--           Since      Mr. Laier joined the
   Vice President         Emerging Markets              1998       Investment Adviser as a
                                                                   portfolio manager with a
                                                                   focus on Central/Eastern
                                                                   European (CEE) and the
                                                                   Commonwealth of
                                                                   Independent States (CIS)
                                                                   in 1997. Prior to
                                                                   joining the Investment
                                                                   Adviser, from 1995 to
                                                                   1997, he was Vice
                                                                   President of Soros
                                                                   Global Research, where
                                                                   he analyzed investment
                                                                   opportunities in
                                                                   CEE/CIS. From 1994 to
                                                                   1995, he achieved a
                                                                   Ph.D. from the Academy
                                                                   of Economics in Pozan,
                                                                   Poland, and from 1992 to
                                                                   1994 he worked for the
                                                                   Polish Ministry of
                                                                   Privatization as a
                                                                   Project Director
                                                                   developing privatization
                                                                   strategies for several
                                                                   industry sectors.
---------------------------------------------------------------------------------------------
  Alice Lui               Portfolio Manager--           Since      Ms. Lui joined the
   Vice President         Asia Growth                   1994       Investment Adviser as a
                                                                   portfolio manager in
                                                                   1990. Prior to 1990, she
                                                                   was a management
                                                                   consultant with Andersen
                                                                   Consulting in Hong Kong.
---------------------------------------------------------------------------------------------
  Shogo Maeda             Portfolio Manager--           Since      Mr. Maeda joined the
   Managing Director      International Equity          1994       Investment Adviser as a
                          International Small Cap       1998       portfolio manager in
                          Senior Portfolio Manager--               1994. From 1987 to 1994,
                          Japanese Equity               1998       he worked at Nomura
                                                                   Investment Management
                                                                   Incorporated as a Senior
                                                                   Portfolio Manager.
---------------------------------------------------------------------------------------------
  Warwick M. Negus        Senior Portfolio Manager--    Since      Mr. Negus joined the
   Managing Director and  Asia Growth                   1994       Investment Adviser as a
   Co-Head Emerging       Portfolio Manager--                      portfolio manager in
   Market                 International Equity          1994       1994. From 1987 to 1994,
   Equities               Emerging Markets Equity       1997       he was a Vice President
                          International Small Cap       1998       of Bankers Trust
                                                                   Australia Ltd where he
                                                                   was the Chief Investment
                                                                   Officer of their
                                                                   Southeast Asian
                                                                   investment team. He is
                                                                   also a member of Goldman
                                                                   Sachs Asset Management's
                                                                   global asset allocation
                                                                   committee.
---------------------------------------------------------------------------------------------
  Susan Noble             Senior Portfolio Manager--    Since      Ms. Noble joined the
   Executive Director     International Equity          1998       Investment Adviser as a
                          European Equity               1998       senior portfolio manager
                                                                   and head of the European
                                                                   Equity team in October
                                                                   1997. From 1986 to 1997,
                                                                   she worked at Fleming
                                                                   Investment Management in
                                                                   London, where she most
                                                                   recently was Portfolio
                                                                   Management Director for
                                                                   the European equity
                                                                   investment strategy and
                                                                   process.

                                                 YEARS
                                                 PRIMARILY
    NAME AND TITLE    FUND RESPONSIBILITY        RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
    --------------    -------------------        ----------- ----------------------------
  Ebru Ozsezgin       Portfolio Manager--           Since      Ms. Ozsezgin joined the
   Vice President     Emerging Markets              1998       Investment Adviser as a
                                                               portfolio manager with a
                                                               focus on the
                                                               Mediterranean and Middle
                                                               East region in 1997.
                                                               From 1996 to 1997, she
                                                               was a portfolio manager
                                                               at Foreign & Colonial,
                                                               responsible for Middle
                                                               East investments. From
                                                               1994 to 1996, she was a
                                                               fund manager with
                                                               Framlington Investment
                                                               Management. From 1990 to
                                                               1994, she was a manager
                                                               at Global Securities
                                                               Ltd.
-----------------------------------------------------------------------------------------
  Victor H. Pinter    Senior Portfolio Manager--    Since      Mr. Pinter joined the
   Vice President     CORE International Equity     1997       Investment Adviser as a
                                                               operations manager in
                                                               1990. From 1985 to 1990,
                                                               he was a project manager
                                                               in the Information
                                                               Technology Division of
                                                               the Investment Adviser.
-----------------------------------------------------------------------------------------
  Ramakrishna Shankar Portfolio Manager--           Since      Mr. Shankar joined the
   Vice President     Asia Growth                   1997       Investment Adviser as a
                      Emerging Markets Equity       1998       operations manager in
                                                               1997. From July 1996 to
                                                               1997, he worked for
                                                               Goldman, Sachs & Co. in
                                                               Singapore as a strategic
                                                               advisor for transactions
                                                               involving infrastructure
                                                               industries in Asia. From
                                                               1988 to 1996, he worked
                                                               for Goldman, Sachs & Co.
                                                               as an investment banker
                                                               in the Investment
                                                               Banking Division.
-----------------------------------------------------------------------------------------
  Miyako Shibamoto    Portfolio Manager--           Since      Ms. Shibamoto joined the
   Vice President     Japanese Equity               1998       Investment Adviser as a
                                                               member of the Japanese
                                                               Equity team in March
                                                               1998. From 1993 to 1998
                                                               she was a Vice President
                                                               at Scudder Stevens and
                                                               Clark (Japan).
-----------------------------------------------------------------------------------------
  Andrew Shrimpton    Portfolio Manager--           Since      Mr. Shrimpton joined the
   Vice President     Emerging Markets              1998       Investment Adviser as a
                                                               portfolio manager with a
                                                               focus on Africa as well
                                                               as the financial
                                                               industry in the EMEA
                                                               region in 1996. Prior to
                                                               joining the Investment
                                                               Adviser, since 1985, he
                                                               was a UK equity analyst
                                                               and portfolio manager
                                                               for CIN Management,
                                                               where he initiated CIN
                                                               Management's first
                                                               investments in Latin
                                                               America.
-----------------------------------------------------------------------------------------
  Robert Stewart      Portfolio Manager--           Since      Mr. Stewart joined the
   Vice President     Japanese Equity               1998       Investment Adviser as a
                                                               portfolio manager in
                                                               1996. Prior to 1996, he
                                                               was at CIN Management
                                                               for seven years as a
                                                               portfolio manager,
                                                               managing Japanese
                                                               equities.
-----------------------------------------------------------------------------------------
  Takeya Suzuki       Portfolio Manager--           Since      Mr. Suzuki joined the
   Vice President     Japanese Equity               1998       Investment Adviser as a
                                                               portfolio manager in
                                                               1996. From 1990 to 1996,
                                                               he was a Japanese equity
                                                               portfolio manager at
                                                               Nomura Investment
                                                               Management where he
                                                               actively managed assets
                                                               for U.S. pension funds.

                                                 YEARS
                                                 PRIMARILY
    NAME AND TITLE    FUND RESPONSIBILITY        RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
    --------------    -------------------        ----------- ----------------------------
  Danny Truell        Senior Portfolio Manager--    Since      Mr. Truell joined the
   Executive Director European Equity               1998       Investment Adviser as a
                                                               senior portfolio manager
                                                               and head of UK equities
                                                               in 1998. From 1992 to
                                                               1996, he was Investment
                                                               Banking Executive
                                                               Director for SBC Warburg
                                                               and Chief Asian Equity
                                                               Strategist. From 1986 to
                                                               1992, he was Assistant
                                                               Director of Fund
                                                               Management at CIN
                                                               Management.


  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Adviser will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells Shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Adviser's brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                               FOR THE FISCAL
                                                CONTRACTUAL YEAR OR PERIOD ENDED
                                                   RATE*     JANUARY 31, 1998*
                                                ----------- --------------------
     GSAM
     CORE International Equity.................    0.85%            0.75%
     GSAMI
     International Equity......................    1.00%            0.90%
     European Equity...........................    1.00%             N/A
     Japanese Equity...........................    1.00%             N/A
     International Small Cap...................    1.20%             N/A
     Emerging Markets Equity...................    1.20%            1.10%
     Asia Growth...............................    1.00%            0.86%

--------
*All numbers are annualized. The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. Effective September 1, 1998, the management fee for the CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds will equal 0.85%, 1.00%, 1.20% and 1.00%, respectively. As of January 31, 1998, the Japanese Equity, International Small Cap and European Equity Funds had not commenced operations.

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding management, distribution and service fees, transfer agency fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.12%,

0.10%, 0.10%, 0.01%, 0.16%, 0.15% and 0.16% per annum of the average daily net assets of the CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds, respectively. Such reductions or limits, if any, may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's Shares. Shares may also be sold by Authorized Dealers. Authorized Dealers include investment dealers that are members of the NASD and certain other financial service firms. To become an Authorized Dealer, a dealer or financial service firm must enter into a sales agreement with Goldman Sachs. The minimum investment requirements, services, programs and purchase and redemption options for Shares purchased through a particular Authorized Dealer may be different from those available to investors purchasing through other Authorized Dealers.

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. As compensation for the services rendered to each Fund by Goldman Sachs (as Transfer Agent), Goldman Sachs is entitled to a fee with respect to each Fund's Class A, Class B and Class C Shares equal, on an annual basis, to 0.19% of the average daily net assets. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold Shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the Shares acquired for its own account.

YEAR 2000

  Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the Investment Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Investment Adviser and the Funds' other service providers will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.


                                   EXPENSES

  The Funds are responsible for the payment of their expenses. The expenses include, without limitation: the fees payable to the Investment Adviser; distribution and service fees; custodial and transfer agency fees; brokerage fees and commissions; filing fees for the registration or qualification of the Fund's Shares under federal or state securities laws; organizational expenses; fees and expenses incurred in connection with membership in investment company organizations; taxes; interest; costs of liability insurance, fidelity bonds or indemnification; any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law; legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Funds); expenses of preparing and setting in type prospectuses, Additional Statements, proxy material, financial reports and notices and the printing and distributing of the same to shareholders and regulatory authorities; compensation and expenses of the Trust's "non-interested" Trustees; and extraordinary organizational expenses, if any, incurred by the Trust.


                            REPORTS TO SHAREHOLDERS

  Shareholders will receive an annual report containing audited financial statements and a semi-annual report. To eliminate unnecessary duplication, only one copy of such reports may be sent to shareholders with the same mailing address. Shareholders who desire a duplicate copy of such reports to be mailed to their residence should contact Goldman Sachs at 800-526-7384. Each shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide sub-accounting services.

                                 HOW TO INVEST

ALTERNATIVE PURCHASE ARRANGEMENTS

  Each Fund continuously offers through this Prospectus Class A, Class B and Class C Shares, as described more fully in "How to Buy Shares of the Funds." If you do not specify in your instructions to the Funds which Class of Shares you wish to purchase, the Funds will assume that your instructions apply to Class A Shares.

  CLASS A SHARES. If you invest less than $1 million in Class A Shares you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you invest $1 million or more in Class A Shares of a Fund, no sales charge will be imposed at the time of purchase, but you may incur a deferred sales charge equal to 1.00% if you redeem your Shares within 18 months of purchase. Class A Shares are subject to distribution and service fees of 0.50% per annum of each Fund's average daily net assets attributable to Class A Shares.

  CLASS B SHARES. Class B Shares are sold without an initial sales charge, but are subject to a CDSC of up to 5% if redeemed within six years of purchase. Class B Shares are subject to distribution and service fees of 1.00% per annum of each Fund's average daily net assets attributable to Class B Shares. See "Distribution and Service Plans." Class B Shares will automatically convert to Class A Shares, based on their relative NAVs, eight years after the initial purchase. Your entire investment in Class B Shares is available to work for you from the time you make your initial investment, but the distribution and service fee paid by Class B Shares will cause your Class B Shares (until conversion to Class A Shares) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A Shares.

  CLASS C SHARES. Class C Shares are sold without an initial sales charge, but are subject to a CDSC of 1% if redeemed within 12 months of purchase. Class C Shares are subject to distribution and service fees of 1.00% per annum of each Fund's average daily net assets attributable to Class C Shares. See "Distribution and Service Plans." Class C Shares have no conversion feature, and accordingly, an investor that purchases Class C Shares will be subject to the distribution and service fee imposed on Class C Shares for an indefinite period, subject to annual approval by the Fund's Board of Trustees and certain regulatory limitations. Your entire investment in Class C Shares is available to work for you from the time you make your initial investment, but the distribution and service fee paid by Class C Shares will cause your Class C Shares to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A Shares (or Class B Shares after conversion to Class A Shares).

  FACTORS TO CONSIDER IN CHOOSING CLASS A, CLASS B OR CLASS C SHARES. The decision as to which Class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. For example, if you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A Shares. A brief description of when the initial sales charge may be reduced or eliminated is set forth below under "Right of Accumulation" and "Statement of Intention." If you prefer not to pay an initial sales charge on an investment and plan to hold your investment for at least six years, you might consider purchasing Class B Shares. If you prefer not to pay an initial sales charge and are unsure of the length of your investment or plan to hold your investment for less than eight years, you may prefer Class C Shares. There is no size limit on the purchase of Class A Shares. A maximum purchase limitation of $250,000 and $1,000,000 in the aggregate normally applies to purchases of Class B Shares and Class C Shares, respectively. Although Class C Shares are subject to a CDSC for only 12 months and at a lower rate than Class B Shares,

Class C Shares do not have the conversion feature applicable to Class B Shares, making them subject to higher distribution and service fees for an indefinite period. Authorized Dealers may receive different compensation for selling Class A, Class B or Class C Shares.

HOW TO BUY SHARES OF THE FUNDS--CLASS A, CLASS B AND CLASS C SHARES

  You may purchase Shares of the Funds through any Authorized Dealer (including Goldman Sachs) or directly from a Fund, c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711 on any Business Day (as defined under "Additional Information") at the NAV next determined after receipt of an order as described below under "Other Purchase Information," plus, in the case of Class A Shares, any applicable sales charge. Currently, each Fund's NAV is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 4:00 p.m. New York time).

  The minimum initial investment in each Fund is $1,000. An initial investment minimum of $250 applies to purchases in connection with tax-sheltered retirement plans, Individual Retirement Account Plans (excluding SIMPLE IRAs and Education IRAs) or accounts established under the Uniform Gift to Minors Act ("UGMA"), and an initial investment minimum of $200 applies to purchases in connection with 403(b) plans. The minimum initial investment for purchases in connection with SIMPLE and Education IRAs, as well as purchases through the Automatic Investment Plan, is $50. The minimum subsequent investment is $50. These requirements may be waived at the discretion of the Trust's officers.

  You may pay for purchases of Shares by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check), Federal Reserve draft, federal funds wire, ACH transfer or bank wire. Purchases of Shares by check or Federal Reserve draft should be made payable as follows:
(i) to an investor's Authorized Dealer, if purchased through such Authorized Dealer; or (ii) to Goldman Sachs International Equity Funds--(Name of Fund and Class of Shares) and sent to NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. Federal funds wires, ACH transfers and bank wires should be sent to State Street Bank and Trust Company ("State Street"). Payment must be received within three Business Days after receipt of the purchase order. An investor's Authorized Dealer is responsible for forwarding payment promptly to the Fund.

  In order to make an initial investment in a Fund, an investor must establish an account with the Fund by furnishing to the Fund, Goldman Sachs or the investor's Authorized Dealer the information in the Account Application attached to this Prospectus. The Funds may refuse to open an account for any investor who fails to (i) provide a social security number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).

  The Funds reserve the right to redeem Shares of any shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a shareholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give 60 days' prior written notice to shareholders whose Shares are being redeemed to allow them to purchase sufficient additional Shares of the Fund to avoid such redemption. In addition, the Funds and Goldman Sachs reserve the right to modify the minimum investment, the manner in which Shares are offered and the sales charge rates applicable to future purchases of Shares.

OFFERING PRICE--CLASS A SHARES

  The offering price of Class A Shares of each Fund is the next determined NAV per Share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of Shares as shown in the following table:

                                                                 SALES CHARGE   MAXIMUM DEALER
                                                 SALES CHARGE AS AS PERCENTAGE   ALLOWANCE AS
       AMOUNT OF PURCHASE                         PERCENTAGE OF  OF NET AMOUNT   PERCENTAGE OF
 INCLUDING SALES CHARGE, IF ANY)(                OFFERING PRICE    INVESTED    OFFERING PRICE***
--------------------------------                 --------------- ------------- -----------------
 Less than $50,000..............................      5.50%          5.82%           5.00%
 $50,000 up to (but less than) $100,000.........      4.75           4.99            4.00
 $100,000 up to (but less than) $250,000........      3.75           3.90            3.00
 $250,000 up to (but less than) $500,000........      2.75           2.83            2.25
 $500,000 up to (but less than) $1 million......      2.00           2.04            1.75
 $1 million or more.............................      0.00*          0.00*            **

--------
  * No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC may be imposed in the event of certain redemption transactions made within 18 months of purchase.

 ** Goldman Sachs pays a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of Shares of the Funds equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. Goldman Sachs may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for plans investing in the Funds which satisfy the criteria set forth in (h) below or "wrap" accounts purchasing $1 million or more which satisfy the criteria set forth in (i) below. Purchases by such plans will be made at NAV with no initial sales charge, but if all of the Shares held are redeemed within 18 months after the end of the calendar month in which such purchase was made, a CDSC, as described below, of 1.00% may be imposed upon the plan sponsor or the third party administrator. In addition, Authorized Dealers shall remit to Goldman Sachs such payments received in connection with "wrap" accounts in the event that Shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

*** During special promotions, the entire sales charge may be reallowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is reallowed may be deemed to be "underwriters" under the Securities Act of 1933.

  Purchases of $1 million or more of Class A Shares will be made at NAV with no initial sales charge, but if the Shares are redeemed within 18 months after the end of the calendar month in which the purchase was made, excluding any period of time in which the Shares were exchanged into and remained invested in an ILA Portfolio (the "CDSC period"), a CDSC of 1.00% may be imposed unless, in certain cases, the investor's Authorized Dealer enters into an agreement with Goldman Sachs to return all or an applicable prorated portion of its commission to Goldman Sachs. Any applicable CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the redeemed Class A Shares. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividend or capital gains distributions which have been reinvested in additional Class A Shares. Upon redemption of shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the Shares actually redeemed. In determining whether a CDSC applies to a redemption, it will be assumed that the redemption is first made from any Class A Shares in your account that are not subject to the CDSC. The CDSC is waived on redemptions in certain circumstances. See "Waiver or Reduction of Contingent Deferred Sales Charges" below.

  Class A Shares of the Funds may be sold at NAV without payment of any sales charge to: (a) Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of the above individuals; (b) qualified retirement plans of Goldman Sachs; (c) trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor; (d) any employee or registered representative of any Authorized Dealer or their respective spouses, children and parents; (e) banks, trust companies or other types of depository institutions investing for their own account or investing for accounts for which they have investment discretion; (f) banks, trust companies or other types of depository institutions investing for accounts for which they do not have investment discretion; (g) any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of Shares of a Fund; (h) pension and profit sharing plans, pension funds and other company-sponsored benefit plans that (1) buys Shares costing $500,000 or more, or (2) have at the time of purchase, 100 or more eligible participants, or (3) certify that they project to have annual plan purchases of $200,000 or more, or (4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan; (i) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (j) registered investment advisers investing for accounts for which they receive asset-based fees; (k) accounts over which GSAM or its advisory affiliates have investment discretion; and (l) shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA. Purchasers must certify eligibility for an exemption on the Account Application and notify Goldman Sachs if the shareholder is no longer eligible for an exemption. Exemptions will be granted subject to confirmation of a purchaser's entitlement. Investors purchasing Shares of the Funds at NAV without payment of any initial sales charge may be charged a fee if they effect transactions in Shares through a broker or agent. In addition, under certain circumstances, dividends and distributions from any of the Goldman Sachs Funds may be reinvested in Shares of each Fund at NAV, as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program."

RIGHT OF ACCUMULATION--CLASS A SHARES

  Class A purchasers may qualify for reduced sales charges when the current market value of holdings (Shares at current offering price), plus new purchases, reaches $50,000 or more. Class A Shares of the Goldman Sachs Funds may be combined under the Right of Accumulation. See the Additional Statement for more information about the Right of Accumulation.

STATEMENT OF INTENTION--CLASS A SHARES

  Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Class A Shares of the Goldman Sachs Funds may be combined under the Statement of Intention. See the Additional Statement for more information about the Statement of Intention.

OFFERING PRICE--CLASS B SHARES

  Investors may purchase Class B Shares of a Fund at the next determined NAV without the imposition of an initial sales charge. However, Class B Shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table that follows. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the Shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including Shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of Shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the Shares actually redeemed.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B Shares. For the purpose of determining the number of years from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class B Shares, the Funds will first redeem shares not subject to any CDSC, and then Shares held longest during the applicable period.

                                                                 CDSC AS A
                                                                 PERCENTAGE OF
   YEAR SINCE                                                    DOLLAR AMOUNT
   PURCHASE                                                      SUBJECT TO CDSC
   ----------                                                    ---------------
   First........................................................      5.0%
   Second.......................................................      4.0%
   Third........................................................      3.0%
   Fourth.......................................................      3.0%
   Fifth........................................................      2.0%
   Sixth........................................................      1.0%
   Seventh and thereafter.......................................      none

  Proceeds from the CDSC are payable to the Distributor and may be used in whole or part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class B Shares, including the payment of compensation to Authorized Dealers. A commission equal to 4.00% of the amount invested is paid to Authorized Dealers.

  Class B Shares of a Fund will automatically convert into Class A Shares of the same Fund at the end of the calendar quarter that is eight years after the purchase date, except as noted below. Class B Shares of a Fund acquired by exchange from Class B Shares of another Goldman Sachs Fund will convert into Class A Shares of such Fund based on the date of the initial purchase. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase of the Shares on which the distribution was paid. The conversion of Class B Shares to Class A Shares will not occur at any time the Funds are advised that such conversions may constitute taxable events for federal tax purposes, which the Funds believe is unlikely. If conversions do not occur as a result of possible taxability, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indeterminate period.

OFFERING PRICE--CLASS C SHARES

  Investors may purchase Class C Shares of a Fund at the next determined NAV without the imposition of an initial sales charge. However, if Class C Shares are redeemed within 12 months of purchase, a CDSC of 1% will be deducted from the redemption proceeds. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the Shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including Shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of Shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the Shares actually redeemed.

  For the purpose of determining the number of months from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class C Shares, the Funds will first redeem Shares held for longer than 12 months, and then Shares held for the longest period during the 12 month period. Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class C Shares, including the payment of compensation to Authorized Dealers. An amount equal to 1.00% of the amount invested is paid by the Distributor to Authorized Dealers.

REINVESTMENT OF REDEMPTION PROCEEDS--CLASS A, CLASS B AND CLASS C SHARES

  A shareholder who redeems Class A or Class B Shares of a Fund may reinvest at NAV any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional Share to round off the purchase to the nearest full Share) in Class A Shares of the same Fund or any other Goldman Sachs Fund. A shareholder who redeems Class C Shares of a Fund may reinvest at NAV any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional Share to round off the purchase to the nearest full Share) in Class C Shares of the same Fund or any other Goldman Sachs Fund. Shareholders should obtain and read the applicable prospectuses of such other funds and consider their objectives, policies and applicable fees before investing in any of such funds. This reinvestment privilege is subject to the condition that the shares redeemed have been held for at least 30 days before the redemption and that the reinvestment is effected within 90 days after such redemption. If you redeemed Class A or Class C Shares, paid a CDSC upon a redemption and reinvest in Class A or Class C Shares subject to the conditions set forth above, your account will be credited with the amount of the CDSC previously charged, and the reinvested Shares will continue to be subject to a CDSC. In this case, the holding period of the Class A or Class C Shares acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption will include the holding period of the redeemed Shares. If you redeemed Class B Shares and paid a CDSC upon redemption, you are permitted to reinvest the redemption proceeds in Class A Shares at NAV as described above, but the amount of the CDSC paid upon redemption will not be credited to your account.

  A reinvesting shareholder may be subject to tax as a result of such redemption. If the redemption occurs within 90 days after the original purchase of Class A Shares, any sales charge paid on the original purchase cannot be taken into account by a reinvesting shareholder to the extent an otherwise applicable sales charge is not imposed pursuant to the reinvestment privilege for purposes of determining gain or loss, if any, realized on the redemption, but instead will be added to the tax basis of the Class A Shares received in the reinvestment. To the extent that any loss is realized and Shares of the same Fund are purchased within 30 days before or after the redemption, some or all of the loss may not be allowed as a deduction depending upon the number of shares purchased. Shareholders should consult their own tax advisers concerning the tax consequences of a redemption and reinvestment. Upon receipt of a written request, the reinvestment privilege may be exercised once annually by a shareholder, except that there is no such time limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at NAV in a tax-sheltered retirement plan.

WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGE--CLASS A, B AND C
SHARES

  The CDSC on Class B Shares, Class C Shares and Class A Shares that are subject to a CDSC may be waived or reduced if the redemption relates to: (a) retirement distributions or loans to participants or beneficiaries from pension and profit sharing plans, pension funds and other company-sponsored benefit plans (each a "Plan"); (b) the death or disability (as defined in Section 72(m)(7) of the Code) of a participant or beneficiary in a Plan; (c) hardship withdrawals by a participant or beneficiary in a Plan;
(d) satisfying the minimum distribution requirements of the Code; (e) the establishment of "substantially equal periodic payments" as described in
Section 72(t)(2) of the Code; (f) the separation from service by a participant or beneficiary in a Plan; (g) the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of such event; (h) excess contributions being distributed from a Plan;
(i) distributions from a qualified retirement plan invested in the Goldman Sachs Funds which are being rolled over to a Goldman Sachs IRA; and (j) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion. In addition, Class A, Class B and Class C Shares subject to a Systematic Withdrawal Plan may be redeemed without a CDSC. However, Goldman Sachs reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class B and Class C Shares and 10% of the value of your Class A Shares.


                      SERVICES AVAILABLE TO SHAREHOLDERS

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments may be made through a shareholder's bank via the Automated Clearing House Network or a shareholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or any Authorized Dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND AUTOMATIC EXCHANGE
PROGRAM

  A shareholder may elect to cross-reinvest dividends and capital gain distributions paid by a Fund in Shares of the same Class or an equivalent class of other Goldman Sachs Funds or ILA Portfolios. See "Fund Highlights." A shareholder may also elect to exchange automatically a specified dollar amount of Shares of a Fund for Shares of the same Class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio. Shares acquired through cross-reinvestment of dividends or the automatic exchange program will be purchased at NAV and will not be subject to any initial sales charge or CDSC as a result of the cross-reinvestment or exchange, but Shares subject to a CDSC acquired under the automatic exchange program may be subject to a CDSC at the time of redemption from the fund into which the exchange is made determined on the basis of the date and value of the investor's initial purchase of the fund from which the exchange (or any prior exchange) is made. Automatic exchanges are made monthly on the 15th day of each month or the first Business Day thereafter. The minimum dollar amount for automatic exchanges must be at least $50 per month. Cross-reinvestments and automatic exchanges are subject to the following conditions: (i) the value of the shareholder's account(s) in the fund which is paying the dividend or from which the automatic exchange is being made must equal or exceed $5,000; and (ii) the value of the account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement or the shareholder must elect to continue cross-reinvestment or automatic exchanges until the value of acquired Fund Shares in the shareholder's account equals or exceeds the acquired fund's minimum initial investment requirement. A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus of the fund into which dividends are invested or automatic exchanges are made.

TAX-SHELTERED RETIREMENT PLANS

  The Funds offer their Shares for purchase by retirement plans, including traditional and Roth IRAs for individuals and their spouses, IRA plans for employees in connection with employer sponsored SEP, SAR-SEP and SIMPLE IRA plans, 403(b) plans and defined contribution plans such as 401(k) Salary Reduction Plans. Detailed information concerning these plans may be obtained from the Transfer Agent. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan.

EXCHANGE PRIVILEGE

  Shares of a Fund may be exchanged at NAV without the imposition of an initial sales charge or CDSC at the time of exchange for Shares of the same Class or an equivalent class of any other Fund, Goldman Sachs Fund or ILA Portfolio. A shareholder needs to obtain and read the prospectus of the fund into which the exchange is made. The Shares of these other funds acquired by an exchange may later be exchanged for Shares of the same Class (or an equivalent Class) of the original Fund at the next determined NAV without the imposition of an initial sales charge or CDSC if the dollar amount in the Fund resulting from such exchanges is below the shareholder's all-time highest dollar amount on which it has previously paid the applicable sales charge. Shares of these other funds purchased through dividends and/or capital gains reinvestment may be exchanged for Shares of the Funds without a sales charge. In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each 12 month period. A fee of $12.50 may be charged for each subsequent exchange during such period. The exchange privilege may be materially modified or withdrawn at any time upon 60 days' notice to shareholders and is subject to certain limitations.

  An exchange of Shares subject to a CDSC will not be subject to the applicable CDSC at the time of exchange. Shares subject to a CDSC acquired in an exchange will be subject to the CDSC of the Shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time a shareholder has owned Shares will be measured from the date the shareholder acquired the original Shares subject to a CDSC and will not be affected by any subsequent exchange.

  An exchange may be made by identifying the applicable Fund and Class of Shares and either writing to Goldman Sachs, Attention: Goldman Sachs International Equity Funds, Shareholder Services, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, unless the investor has specifically declined telephone exchange privileges on the Account Application or elected in writing not to utilize telephone exchanges, by a telephone request to the Transfer Agent at 800-526-7384 (7:00 a.m. to 3:00 p.m. Chicago time). Certain procedures are employed to prevent unauthorized or fraudulent exchange requests as set forth under "How to Sell Shares of the Funds." Under the telephone exchange privilege, Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and received in accordance with the procedures set forth under "How to Sell Shares of the Funds." In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement.

  For federal income tax purposes, an exchange, including an automatic exchange, is treated as a redemption of the Shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of Shares received in the exchange. If such redemption occurs within 90 days after the purchase of such Shares, to the extent a sales charge that would otherwise apply to the Shares received in the exchange is not imposed, the sales charge paid on such purchase of Class A Shares cannot be taken into account by the exchanging shareholder for purposes of determining gain or loss, if any, realized on such redemption for federal income tax purposes, but instead will be added to the tax basis of the Shares received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  Eligible investors may exchange certain classes of shares for another class of shares of the same Fund. For further information contact Goldman Sachs at the number set forth on the back of the Prospectus.

  All exchanges which represent an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the Shares are being exchanged. Exchanges are available only in states where exchanges may legally be made.

OTHER PURCHASE INFORMATION

  Authorized Dealers and other financial intermediaries may be authorized to accept, on the Trust's behalf, purchase, redemption and exchange orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a Business Day, and the order will be priced at a Fund's NAV per Share (adjusted for any applicable sales charge) next determined after such acceptance. Otherwise, a Fund or Goldman Sachs must receive an order in proper form before it is effective. Authorized Dealers and intermediaries will be responsible for transmitting accepted orders to the Funds within the period agreed upon by them. Customers should contact their Authorized Dealers or intermediaries to learn whether they are authorized to accept orders for the Trust.

  Authorized Dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund Shares. Some may establish higher minimum investment requirements and others may limit the availability of certain privileges with respect to the purchase and redemption of Shares or the reinvestment of dividends. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge additional fees not described in this Prospectus to their clients for such services. If Shares of a Fund are held in a "street name" account or were purchased through an Authorized Dealer, shareholders should contact the Authorized Dealer to purchase, redeem or exchange Shares, to make changes in or give instructions concerning the account or to obtain information about the account.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or a group of purchasers' pattern of frequent purchases, sales or exchanges of Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of Shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

  The Investment Adviser, Distributor, and/or their affiliates also pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Authorized Dealers and other persons in connection with the sale, distribution and/or servicing of Shares of the Funds and other Goldman Sachs Funds (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time their customers' assets have remained in a Fund) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Authorized Dealers depending upon such factors as the amounts their customers have invested (or may invest) in particular Goldman Sachs Funds, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested. For further information, see "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.


                        DISTRIBUTION AND SERVICE PLANS

  The Trust has adopted distribution and service plans on behalf of the Funds' Class A, Class B and Class C Shares (each a "Plan"). Under the Plans, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75%, respectively, of a Fund's average daily net assets attributable to Class A, Class B and Class C Shares, respectively.

  Goldman Sachs may use this distribution fee for its expenses of distributing Class A, Class B and Class C Shares of the Funds. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Plans include: compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives; commissions paid to Authorized Dealers; allocable overhead; telephone and travel expenses; interest expenses and other costs associated with the financing of such compensation and expenses; the printing of prospectuses for prospective shareholders; preparation and distribution of sales literature and advertising of any type; and all other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B and Class C Shares. The aggregate compensation that may be received under the Plans for distribution services may not exceed the limitations imposed by the NASD's Conduct Rules. Payments for distribution services are also subject to the requirements of Rule 12b-1 under the Act.

  Under the Plans, Goldman Sachs is also entitled to receive a separate fee equal on an annual basis to 0.25% of each Fund's average daily net assets attributable to Class A, Class B or Class C Shares. This fee is for personal and account maintenance services, and may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquires of, and furnishing assistance to, shareholders regarding ownership of their Shares or their accounts or similar services not otherwise provided on behalf of the Funds. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. The Plans will be reviewed and are subject to approval annually by the Trustees.

  In connection with the sale of Class C Shares, Goldman Sachs begins paying the 0.75% distribution fee as an ongoing commission, and the 0.25% ongoing service fee, to Authorized Dealers after the Shares have been held for one year. All of these fees are paid by Goldman Sachs on a quarterly basis.

                        HOW TO SELL SHARES OF THE FUNDS

  Each Fund will redeem its Shares upon request of a shareholder on any Business Day at the NAV next determined after the receipt of such request in proper form, subject to any applicable CDSC. See "Net Asset Value." Redemption proceeds will normally be mailed by check to a shareholder within three Business Days of receipt of a properly executed request. If the Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Shares. This may take up to 15 days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus or an Authorized Dealer.

  The Trust accepts telephone requests for redemption of Shares for amounts up to $50,000 within any seven calendar day period, except for investors who have specifically declined telephone redemption privileges on the Account Application or elected in writing not to utilize telephone redemptions (proceeds which are sent to a Goldman Sachs brokerage account are not subject to the $50,000 limit). It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. By completing an Account Application, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

  In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will be sent only to the shareholder's address of record or authorized bank account designated in the Account Application and exchanges of Shares will be made only to an identical account. Telephone requests will also be recorded. The Trust may implement other procedures from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. Proceeds of telephone redemptions will be mailed to the shareholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the shareholder provides written instructions (accompanied by a signature guarantee) indicating another address. Telephone redemptions will not be accepted during the 30-day period following any change in a shareholder's address of record. This redemption option does not apply to shares held in a "street name" account. Shareholders whose accounts are held in "street name" should contact their broker of record who may effect telephone redemptions on their behalf. The Trust reserves the right to terminate or modify the telephone redemption service at any time.

  Written requests for redemptions must be signed by each shareholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will also arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the shareholder's Account Application. Redemption proceeds will normally be wired on the next Business Day in federal funds (for a total of one Business Day delay) following receipt of a properly executed wire transfer redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. A transaction fee of $7.50 may be charged for payments of redemption proceeds by wire. In order to change the bank designated on the Account Application to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs or an Authorized Dealer, neither a Fund, the Trust, Goldman Sachs nor any Authorized Dealer assumes any further responsibility for the performance of intermediaries or the shareholder's bank in the transfer process. If a problem with such performance arises, the shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

SYSTEMATIC WITHDRAWAL PLAN

  A shareholder may draw on shareholdings systematically via check or ACH in any amount specified by the shareholder over $50. Checks are only available on or about the 25th of each month. Each systematic withdrawal is a redemption and therefore a taxable transaction. A minimum balance of $5,000 in Shares of a Fund is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A, Class B or Class C Shares would be disadvantageous because of the sales charge imposed on your purchases of Class A Shares or the imposition of a CDSC on your redemptions of Class A, Class B or Class C Shares. The CDSC applicable to Class A, Class B or Class C Shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge." See the Additional Statement for more information about the Systematic Withdrawal Plan.


                                   DIVIDENDS

  Each dividend from net investment income and capital gains distributions, if any, declared by a Fund on its outstanding Shares will, at the election of each shareholder, be paid in (i) cash; (ii) additional Shares of the same Class of the Fund or (iii) Shares of the same or an equivalent class of other Goldman Sachs Funds or units of the ILA Portfolios (the Prime Obligations Portfolio only for Class B and Class C), as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program." This election should initially be made on a shareholder's Account Application and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in additional Shares or units of the Fund or another Goldman Sachs Fund or ILA Portfolio will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Shares or units of the Fund, another Goldman Sachs Fund or an ILA Portfolio.

  Each Fund intends that all or substantially all of its net investment income and net realized capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. Each Fund will pay dividends at least annually. Each Fund will pay dividends from net investment income, and dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of a Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of Shares of a Fund, a portion of the NAV per Share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such Shares from such income or realized appreciation may be taxable to the investor even if the NAV of the investor's Shares is, as a result of the distributions, reduced below the cost of such Shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The NAV per Share of each Class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). The NAV per Share of each Class is calculated by determining the net assets attributed to each Class and dividing by the number of outstanding Shares of that Class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at NAV. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Total return calculations for Class A Shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class B and Class C Shares reflect deduction of the applicable CDSC imposed upon redemption of Class B and Class C Shares held for the applicable period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance information which is based on a Fund's NAV per Share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.

  Each Fund's total return will be calculated separately for each Class of Shares in existence. Because each Class of Shares may be subject to different expenses, the total return calculations with respect to each Class of Shares for the same period will differ. The investment performance of the Class A, Class B and Class C Shares will be affected by the payment of a sales charge, distribution and service fees and other Class specific expenses. See "Shares of the Trust."

  The Funds' performance quotations do not reflect any fees charged by an Authorized Dealer to its customer accounts in connection with investments in the Funds. The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. Each Fund (except the European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and CORE International Equity Funds) was formerly a series of Goldman Sachs Equity Portfolios, Inc., a Maryland corporation, and was reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify Shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of Shares into one or more Classes. Information about the Trust's other series and classes is contained in separate prospectuses.

  When issued, Shares are fully paid and non-assessable. In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to the shareholders of such Class. All Shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per Share, provided that at the option of the Trustees, shareholders will be entitled to a number of votes based upon the NAVs represented by their Shares.

  As of September 21, 1998, the Goldman Sachs Group LP, 85 Broad Street, 10th floor, New York, New York 10004 was recordholder of 65.15% and 29.40% of the Japanese Equity and International Small Cap Funds outstanding Shares. The Goldman Sachs CORE International Equity Omnibus A/C--Growth & Income Strategy and Goldman Sachs CORE International Equity Omnibus A/C--Growth Strategy, 4900 Sears Tower, Chicago, Illinois 60606 was recordholder of 35.37% and 30.03%, respectively of CORE International Equity Fund's outstanding shares.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' Shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund Shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The European Equity, Japanese Equity and International Small Cap Funds intend to elect and each other Fund has elected to be treated as a regulated investment company, and each Fund intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed as long-term capital gains, regardless of the length of time a shareholder has held Shares or whether such gain was reflected in the price paid for the Shares. These tax consequences will apply whether distributions are received in cash or reinvested in Shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Dividends paid by the Funds are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying Shares immediately prior to a distribution. Investors who purchase Shares shortly before the record date for a distribution will pay a per Share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of Shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty, if any) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds may elect to pass such foreign taxes through to their shareholders, who would then take such taxes into account on their own tax returns. Alternatively, the Funds may simply deduct such taxes in determining the amounts available for distribution to shareholders. Generally, the Funds have taken the latter approach and anticipate that they may continue to do so.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in Shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                  APPENDIX A

                            STATEMENT OF INTENTION
    (APPLICABLE ONLY TO CLASS A SHARES PURCHASED SUBJECT TO A SALES CHARGE)

  If a shareholder anticipates purchasing $50,000 or more of Class A Shares of a Fund alone or in combination with Class A Shares of another Fund or another Goldman Sachs Fund within a 13-month period, the shareholder may obtain Shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by filing this Statement of Intention incorporated by reference in the Account Application. Income dividends and capital gain distributions taken in additional Shares will not apply toward the completion of this Statement of Intention.

  To ensure that the reduced price will be received on future purchases, the investor must inform Goldman Sachs that this Statement of Intention is in effect each time Shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional shares, but if the investor's purchases within 13 months plus the value of Shares credited toward completion do not total the sum specified, the investor will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

                               ESCROW AGREEMENT

  Out of the initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified on the Account Application shall be held in escrow by the Transfer Agent in the form of Shares registered in the investor's name. All income dividends and capital gains distributions on escrowed Shares will be paid to the investor or to his or her order. When the minimum investment so specified is completed (either prior to or by the end of the 13th month), the investor will be notified and the escrowed Shares will be released. In signing the Account Application, the investor irrevocably constitutes and appoints the Transfer Agent his or her attorney to surrender for redemption any or all escrowed Shares with full power of substitution in the premises.

  If the intended investment is not completed, the investor will be asked to remit to Goldman Sachs any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman Sachs pay such difference in the sales charge, the Transfer Agent will redeem an appropriate number of the escrowed Shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.

                                  APPENDIX B

                      GOLDMAN SACHS EUROPEAN EQUITY FUND
   PRIOR PERFORMANCE OF SIMILARLY ADVISED ACCOUNTS OF THE INVESTMENT ADVISER

                         CLASS A SHARE CLASS A SHARE CLASS B SHARE CLASS B SHARE CLASS C SHARE CLASS C SHARE
                            EXPENSE       EXPENSE       EXPENSE       EXPENSE       EXPENSE       EXPENSE      FT/S&P
                           COMPOSITE     COMPOSITE     COMPOSITE     COMPOSITE     COMPOSITE     COMPOSITE   ACTUARIES
                          (EXCLUDING    (INCLUDING    (EXCLUDING    (INCLUDING    (EXCLUDING    (INCLUDING     EUROPE
                             SALES         SALES         SALES         SALES         SALES         SALES       INDEX
                           CHARGES)      CHARGES)      CHARGES)      CHARGES)      CHARGES)      CHARGES)    (UNHEDGED)
                         ------------- ------------- ------------- ------------- ------------- ------------- ----------
1/1/1998-6/30/1998......    25.03%        18.15%        24.73%        19.73%        24.73%        23.73%       26.09%
1997....................    18.83%        12.29%        18.24%        13.24%        18.24%        17.24%       23.66%
1996....................    41.05%        33.29%        40.36%        35.36%        40.36%        39.36%       23.51%
1995....................    29.16%        22.05%        28.53%        23.53%        28.53%        27.53%       22.17%
1994....................     7.73%         1.80%         7.19%         2.19%         7.19%         6.19%        2.95%
10/1/93-12/31/93........     4.00%        -1.72%         3.87%        -1.13%         3.87%         2.87%        9.12%

                                                  AVERAGE ANNUAL TOTAL RETURN
                                                -------------------------------
                                                   ONE YEAR     SINCE INCEPTION
                                                ENDED 6/30/1998   (10/1/1993)
                                                --------------- ---------------
Class A Share Expense Composite (excluding
 sales charge).................................     33.55%          26.30%
Class A Share Expense Composite (including
 sales charge).................................     26.20%          24.81%
Class B Share Expense Composite (excluding
 sales charge).................................     32.90%          25.68%
Class B Share Expense Composite (including
 sales charge).................................     27.90%          25.50%
Class C Share Expense Composite (excluding
 sales charge).................................     32.90%          25.68%
Class C Share Expense Composite (including
 sales charge).................................     31.90%          25.68%
FT/S&P Actuaries Europe Index (Unhedged).......     37.39%          22.72%

  The preceding table sets forth the Investment Adviser's composite performance data relating to the historical performance of all discretionary private accounts managed by the Investment Adviser that have investment objectives, policies, and strategies substantially similar to the European Equity Fund. The information is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as measured against the FT/S&P Actuaries Europe (Unhedged) Index and does not represent the performance of the European Equity Fund. Investors should not consider this performance data as a substitute for the performance of the European Equity Fund nor should investors consider this data as an indication of future performance of the European Equity Fund or of the Investment Adviser. The FT/S&P Actuaries Europe Index (unhedged) is unmanaged and investors cannot invest directly in the index.

  In accordance with the standards of the Association for Investment Management and Research ("AIMR"), the Investment Adviser's composite performance data was calculated on a time-weighted and asset-weighted total return basis which includes realized and unrealized gains and losses plus income. Total return performance of the European Equity Fund will be calculated in accordance with the regulations of the SEC. The SEC standardized average annual total return is neither time-weighted nor asset-weighted and is determined for specified periods by computing the annual percentage change in the value of an initial amount that is invested in a share class of the Fund at the maximum public offering price. Investors should be aware that the differences in methodology between AIMR and SEC requirements could result in different performance data for identical time periods.

  The actual expenses of the private accounts included in the composite were lower than the estimated expenses of the Fund. Accordingly, the performance record of the composite has been adjusted downward based on the estimated expenses of the A, B, and C Classes of the European Equity Fund during its first year of operations. Performance also reflects the deduction of the maximum 5.5% front-end sales charge with respect to Class A Shares and the maximum contingent deferred sales charge with respect to Class B (5%) and Class C Shares (1%). All returns presented reflect the reinvestment of dividends and other earnings. The private accounts are not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the European Equity Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. Consequently, the performance results of the Investment Adviser's composite could have been adversely affected if the private accounts had been regulated as investment companies under the federal securities laws.

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